As filed with the Securities and Exchange Commission on 2/6/2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2017

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$175,258,959	20.7%

Consumer Discretionary	167,256,747	19.7%

Industrials	128,810,174	15.2%

Financials	93,337,167	11.0%

Consumer Staples	90,895,241	10.7%

Health Care	87,461,620	10.3%

Materials	38,510,907	4.5%

Energy	14,021,504	1.7%

Utilities	5,847,435	0.7%

Telecommunication Services	4,211,836	0.5%

Real Estate	3,299,524	0.4%

Other(1)	39,111,414	4.6%
	$848,022,528

ELEMENTS INTERNATIONAL PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$76,506,881	14.6%

Consumer Discretionary	61,311,410	11.7%

Financials	51,189,884	9.8%

Consumer Staples	48,102,465	9.2%

Materials	40,618,063	7.8%

Information Technology	26,847,885	5.1%

Health Care	17,962,446	3.5%

Telecommunication Services	15,770,086	3.0%

Energy	11,011,280	2.1%

Utilities	9,286,457	1.8%

Real Estate	1,832,449	0.4%

Other(1)	162,204,187	31.0%
	$522,643,493

ELEMENTS U.S. SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$109,226,542	20.5%

Industrials	107,231,508	20.1%

Information Technology	83,051,738	15.6%

Financials	74,998,042	14.1%

Health Care	34,581,785	6.5%

Consumer Staples	24,005,177	4.5%

Materials	18,129,035	3.4%

Energy	9,285,964	1.8%

Real Estate	9,135,263	1.7%

Utilities	4,228,608	0.8%

Telecommunication Services	2,524,586	0.5%

Other(1)	55,949,079	10.5%
	$532,347,327

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$37,223,540	19.8%

Consumer Discretionary	29,801,908	15.8%

Materials	15,161,512	8.1%

Consumer Staples	14,522,269	7.7%

Information Technology	13,288,330	7.1%

Financials	6,471,542	3.4%

Health Care	5,021,193	2.7%

Energy	2,832,900	1.5%

Utilities	1,559,348	0.8%

Telecommunication Services	1,548,573	0.8%

Real Estate	533,675	0.3%

Other(1)	60,175,914	32.0%
	$188,140,704

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Financials	$7,885,118	3.4%

Consumer Staples	6,916,998	3.0%

Consumer Discretionary	6,307,761	2.7%

Industrials	4,676,996	2.0%

Telecommunication Services	4,069,942	1.7%

Materials	3,784,598	1.6%

Health Care	2,333,556	1.0%

Energy	2,870,243	1.2%

Information Technology	1,970,332	0.8%

Real Estate	1,090,203	0.5%

Utilities	673,253	0.3%

Other(1)	191,754,501	81.8%
	$234,333,501

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 95.0%

Automobiles & Components - 1.6%
BorgWarner, Inc.	24,878	$1,385,207
Delphi Automotive PLC (a)	11,183	1,170,525
Ford Motor Co.	175,130	2,192,628
Gentex Corp.	96,914	1,984,799
Goodyear Tire & Rubber Co.	11,487	371,834
Harley-Davidson, Inc.	246	12,349
Lear Corp.	6,440	1,164,932
Thor Industries, Inc.	18,215	2,796,913
Visteon Corp. (b)	15,463	2,036,322

		13,115,509

Banks - 1.4%
Associated Banc-Corp.	68,928	1,757,664
Bank of America Corp.	82,944	2,336,533
Bank of Hawaii Corp.	7,363	624,971
BankUnited, Inc.	1,847	68,764
BB&T Corp.	4,600	227,332
Citigroup, Inc.	3,710	280,105
Citizens Financial Group, Inc.	2,860	116,402
Commerce Bancshares, Inc.	6,761	382,805
Cullen/Frost Bankers, Inc.	362	35,624
East West Bancorp, Inc.	18,264	1,123,967
Fifth Third Bancorp	8,135	248,199
First Hawaiian, Inc.	15,185	444,465
First Horizon National Corp.	1,755	34,029
Huntington Bancshares, Inc.	7,371	106,142
JPMorgan Chase & Co.	8,879	928,033
M&T Bank Corp.	800	135,160
New York Community Bancorp, Inc.	295	3,935
PacWest Bancorp	800	38,128
Popular, Inc. (a)	25,653	907,090
Regions Financial Corp.	63,349	1,050,960
Signature Bank (b)	796	109,275
Synovus Financial Corp.	1,452	72,063
TCF Financial Corp.	1,425	28,942
TFS Financial Corp.	272	4,143
Webster Financial Corp.	2,700	154,899
Western Alliance Bancorp (b)	4,780	278,100

		11,497,730

Capital Goods - 11.4%
3M Co.	4,618	1,122,820
Acuity Brands, Inc.	3,668	628,769
AECOM Technology Corp. (b)	26,824	1,005,900
AGCO Corp.	13,988	990,071
Air Lease Corp.	3,333	144,319
Allegion PLC (a)	6,318	531,596
Allison Transmission Holdings, Inc.	14,129	579,854
AMETEK, Inc.	20,252	1,472,118
AO Smith Corp.	63,958	4,056,216
Arconic, Inc.	134,255	3,304,015
Armstrong World Industries, Inc. (b)	6,989	418,990
Boeing Co.	16,506	4,568,861
BWX Technologies, Inc.	9,488	592,526
Carlisle Cos., Inc.	37,351	4,294,244
Caterpillar, Inc.	978	138,045
Chicago Bridge & Iron Co. (a)	8	131

	SHARES	FAIR VALUE
Capital Goods - 11.4% (continued)
Colfax Corp. (b)	20,323	$757,235
Crane Co.	16,599	1,417,057
Cummins, Inc.	7,999	1,339,033
Donaldson Co., Inc.	31,992	1,596,401
Dover Corp.	2,187	213,692
Eaton Corp. PLC (a)	12,619	981,506
Emerson Electric Co.	4,694	304,265
Fastenal Co.	3,090	161,885
Flowserve Corp.	2,879	122,588
Fluor Corp.	20,117	973,864
Fortive Corp.	21,270	1,587,805
Fortune Brands Home & Security, Inc.	29,805	2,039,258
General Dynamics Corp.	1,420	294,167
General Electric Co.	26,400	482,856
Graco, Inc.	5,847	769,407
HD Supply Holdings, Inc. (b)	34,145	1,262,682
HEICO Corp.	22,794	2,059,666
HEICO Corp. - Class A	26,174	1,986,607
Hexcel Corp.	14,135	876,370
Honeywell International, Inc.	2,595	404,716
Hubbell, Inc.	12,886	1,620,930
Huntington Ingalls Industries, Inc.	6,343	1,532,913
IDEX Corp.	7,261	984,374
Illinois Tool Works, Inc.	100	16,925
Ingersoll-Rand PLC (a)	11,309	990,895
ITT, Inc.	36,364	1,970,929
Jacobs Engineering Group, Inc.	43,021	2,823,468
L3 Technologies, Inc.	5,244	1,041,406
Lennox International, Inc.	8,339	1,749,022
Lincoln Electric Holdings, Inc.	13,677	1,246,522
Lockheed Martin Corp.	11,234	3,584,994
Masco Corp.	7,569	324,786
Middleby Corp. (b)	1,434	182,864
MSC Industrial Direct Co., Inc.	21,167	1,906,512
Nordson Corp.	17	2,182
Northrop Grumman Corp.	1,875	576,375
Orbital ATK, Inc.	2,628	346,738
Oshkosh Corp.	22,661	2,040,396
Owens Corning	8,242	728,181
Parker-Hannifin Corp.	953	178,678
Pentair PLC (a)	14,115	1,004,423
Quanta Services, Inc. (b)	2,242	84,972
Raytheon Co.	8,903	1,701,808
Regal Beloit Corp.	20,142	1,549,927
Rockwell Automation, Inc.	3,928	758,418
Rockwell Collins, Inc.	5,053	668,562
Sensata Technologies Holding NV (a)(b)	500	24,975
Snap-on, Inc.	8,353	1,415,249
Spirit AeroSystems Holdings, Inc.	55,384	4,666,102
Stanley Black & Decker, Inc.	2,638	447,484
Terex Corp.	5,385	251,803
Textron, Inc.	30,031	1,673,027
Timken Co.	18,486	922,451
Toro Co.	17,847	1,164,517
Trinity Industries, Inc.	8,763	312,401
United Technologies Corp.	14,188	1,723,133
Univar, Inc. (b)	7,100	209,166
USG Corp. (b)	4,808	182,752

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 11.4% (continued)
Valmont Industries, Inc.	23,803	$4,113,158
WABCO Holdings, Inc. (b)	5,114	764,287
Wabtec Corp.	636	48,908
Watsco, Inc.	8,823	1,477,852
WESCO International, Inc. (b)	26,691	1,749,595
WW Grainger, Inc. (c)	6,958	1,539,875
Xylem, Inc.	11,652	807,950

		96,591,420

Commercial & Professional Services - 1.7%
Cintas Corp.	5,512	867,809
Clean Harbors, Inc. (b)	2,920	157,271
Copart, Inc. (b)	19,963	861,603
Dun & Bradstreet Corp.	11,953	1,471,534
Equifax, Inc.	400	45,648
IHS Markit Ltd. (a)(b)	3,300	147,246
KAR Auction Services, Inc.	56,637	2,852,806
LSC Communications, Inc.	15,953	260,991
ManpowerGroup, Inc.	17,557	2,263,097
Nielsen Holdings PLC (a)	23,345	857,229
Pitney Bowes, Inc.	57,536	613,909
Republic Services, Inc.	22,035	1,430,953
Robert Half International, Inc.	19,121	1,090,662
Rollins, Inc.	6,657	308,552
RR Donnelley & Sons Co.	51,892	487,266
Stericycle, Inc. (b)	7,851	520,600
Verisk Analytics, Inc. (b)	1,674	161,407
Waste Management, Inc.	996	81,921

		14,480,504

Consumer Durables & Apparel - 4.3%
Brunswick Corp.	20,077	1,111,262
CalAtlantic Group, Inc.	14,912	835,669
Carter’s, Inc.	21,654	2,345,561
DR Horton, Inc.	17,401	887,451
Garmin Ltd. (a)	13,607	844,723
Hanesbrands, Inc. (c)	46,303	967,270
Hasbro, Inc.	11,492	1,068,986
Leggett & Platt, Inc.	14,910	719,258
Lennar Corp. - A Shares	9,921	622,840
Lennar Corp. - B Shares	1,381	70,852
Lululemon Athletica, Inc. (b)	13,376	895,657
Mattel, Inc. (c)	44,146	805,665
Michael Kors Holdings Ltd. (a)(b)	51,960	3,036,542
Mohawk Industries, Inc. (b)	3,061	865,069
NIKE, Inc.	77,275	4,668,956
NVR, Inc. (b)	673	2,338,675
PulteGroup, Inc.	31,006	1,058,235
PVH Corp.	11,518	1,549,747
Ralph Lauren Corp.	34,059	3,240,714
Skechers U.S.A., Inc. (b)	73,852	2,592,205
Tapestry, Inc.	22,745	948,239
Tempur Sealy International, Inc. (b)	930	53,856
Toll Brothers, Inc.	3,762	189,342
Tupperware Brands Corp.	13,701	864,807
Under Armour, Inc. - Class A (b)(c)	32,325	429,599
Under Armour, Inc. - Class C (b)(c)	73,721	879,492
VF Corp.	27,939	2,038,429

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 4.3% (continued)
Vista Outdoor, Inc. (b)	37,132	$535,072
Whirlpool Corp.	2,179	367,314

		36,831,487

Consumer Services - 1.9%
Aramark	21,619	920,969
Brinker International, Inc.	2,677	98,326
Carnival Corp. (a)	10,700	702,348
Chipotle Mexican Grill, Inc. (b)(c)	3,130	952,741
Choice Hotels International, Inc.	50,992	4,002,872
Darden Restaurants, Inc.	11,032	930,218
Domino’s Pizza, Inc.	79	14,707
Extended Stay America, Inc.	20,838	364,040
Graham Holdings Co.	2,176	1,268,826
H&R Block, Inc.	16,636	435,531
Hilton Grand Vacations, Inc. (b)	9,926	396,742
Hilton Worldwide Holdings, Inc.	7,823	606,752
Hyatt Hotels Corp. (b)	31,623	2,288,240
International Game Technology PLC (a)	7,969	219,068
Las Vegas Sands Corp.	700	48,503
McDonald’s Corp.	223	38,349
Royal Caribbean Cruises Ltd. (a)	1,100	136,268
Service Corp International	13,609	502,853
ServiceMaster Global Holdings, Inc. (b)	2,980	145,662
Six Flags Entertainment Corp.	41	2,682
Starbucks Corp.	18,487	1,068,918
Wendy’s Co.	2,699	40,188
Wyndham Worldwide Corp.	1,632	183,420
Yum China Holdings, Inc. (b)	17,917	731,551
Yum! Brands, Inc.	2,414	201,497

		16,301,271

Diversified Financials - 4.3%
Affiliated Managers Group, Inc.	2,741	544,554
Ally Financial, Inc.	23,371	627,745
American Express Co.	11,640	1,137,344
Ameriprise Financial, Inc.	1,643	268,187
Artisan Partners Asset Management, Inc.	19,052	752,554
Berkshire Hathaway, Inc. (b)	96,069	18,542,278
BGC Partners, Inc.	12,578	205,399
Capital One Financial Corp.	2,528	232,576
Credit Acceptance Corp. (b)	165	49,978
Discover Financial Services	7,222	509,873
Donnelley Financial Solutions, Inc. (b)	6,826	139,250
E*TRADE Financial Corp. (b)	21,461	1,033,133
Eaton Vance Corp.	3,786	209,290
FactSet Research Systems, Inc.	1,719	343,594
Federated Investors, Inc.	59,730	2,004,539
FNF Group	50,910	2,059,819
Franklin Resources, Inc.	35,926	1,557,392
Lazard Ltd. (a)	1,427	70,280
Legg Mason, Inc.	6,486	259,181
Leucadia National Corp.	27,074	712,317
LPL Financial Holdings, Inc.	190	9,850
MarketAxess Holdings, Inc.	1,814	354,220
Morningstar, Inc.	9,195	848,699
MSCI, Inc.	1,199	154,311
NASDAQ OMX Group, Inc.	200	15,832

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Diversified Financials - 4.3% (continued)
Navient Corp.	10,622	$133,943
OneMain Holdings, Inc. (b)	14,373	370,967
Raymond James Financial, Inc.	331	29,227
S&P Global, Inc.	506	83,733
SEI Investments Co.	14,214	1,000,097
Synchrony Financial	39,028	1,400,715
T Rowe Price Group, Inc.	100	10,292
Thomson Reuters Corp. (a)	24,976	1,100,692
Voya Financial, Inc.	1,597	70,587

		36,842,448

Energy - 1.7%
Andeavor	29,098	3,068,966
Baker Hughes a GE Co.	7,039	209,269
Cabot Oil & Gas Corp.	2,600	75,270
Cheniere Energy, Inc. (b)	65	3,141
Dril-Quip, Inc. (b)	7,713	369,838
Ensco PLC (a)	1,211	6,503
Exxon Mobil Corp.	31,800	2,648,622
Gulfport Energy Corp. (b)	2,147	27,482
Halliburton Co.	4,800	200,544
HollyFrontier Corp.	9,700	431,456
Kinder Morgan, Inc.	24,081	414,916
Kosmos Energy Ltd. (a)(b)	810	6,464
Marathon Oil Corp.	35,780	530,975
Marathon Petroleum Corp.	5,052	316,407
Murphy Oil Corp. (c)	3,400	95,030
Noble Corp PLC (a)(b)	90,291	377,416
Oceaneering International, Inc.	27,091	529,358
ONEOK, Inc.	425	22,057
PBF Energy, Inc. (c)	21,788	705,278
Phillips 66	1,700	165,852
Transocean Ltd. (a)(b)	3,500	35,490
Valero Energy Corp.	22,029	1,886,123
Whiting Petroleum Corp. (b)	759	18,937
Williams Cos., Inc.	11,395	331,025
World Fuel Services Corp.	55,044	1,545,085

		14,021,504

Food & Staples Retailing - 5.1%
Casey’s General Stores, Inc.	12,126	1,464,215
Costco Wholesale Corp.	28,210	5,202,770
CVS Health Corp.	60,678	4,647,935
Kroger Co.	153,019	3,957,071
Rite Aid Corp. (b)(c)	19,152	38,496
Sprouts Farmers Market, Inc. (b)	68,929	1,611,560
Sysco Corp.	37,911	2,188,602
U.S. Foods Holding Corp. (b)	97,866	2,849,858
Walgreens Boots Alliance, Inc.	58,478	4,254,859
Wal-Mart Stores, Inc.	177,044	17,213,988

		43,429,354

Food, Beverage & Tobacco - 4.2%
Archer-Daniels-Midland Co.	38,856	1,549,577
Blue Buffalo Pet Products, Inc. (b)(c)	6,951	213,465
Brown-Forman Corp. - Class A	3,998	241,119
Brown-Forman Corp. - Class B	21,589	1,291,022
Bunge Ltd. (a)	21,477	1,437,026

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 4.2% (continued)
Campbell Soup Co.	38,063	$1,876,506
Coca-Cola Co.	37,670	1,724,156
Conagra Brands, Inc.	39,161	1,461,880
Constellation Brands, Inc.	200	43,518
Dr. Pepper Snapple Group, Inc.	7,084	638,906
Flowers Foods, Inc.	112,315	2,244,054
General Mills, Inc.	45,337	2,564,261
Hain Celestial Group, Inc. (b)	31,566	1,297,363
Hershey Co.	15,713	1,743,043
Hormel Foods Corp. (c)	68,148	2,483,995
Ingredion, Inc.	17,235	2,386,703
JM Smucker Co.	12,733	1,485,559
Kellogg Co. (c)	28,203	1,865,910
Lamb Weston Holdings, Inc.	400	21,748
McCormick & Co., Inc.	10,271	1,049,491
Molson Coors Brewing Co.	1,200	93,720
Mondelez International, Inc.	94,887	4,074,448
Monster Beverage Corp. (b)	3,393	212,639
PepsiCo., Inc.	3,678	428,561
Pilgrim’s Pride Corp. (b)	2,944	107,956
Pinnacle Foods, Inc.	20,006	1,164,949
Post Holdings, Inc. (b)	839	66,659
TreeHouse Foods, Inc. (b)	12,433	572,167
Tyson Foods, Inc.	18,806	1,546,793

		35,887,194

Health Care Equipment & Services - 6.2%
Acadia Healthcare Co., Inc. (b)	2,142	68,180
Aetna, Inc.	17,957	3,235,492
Align Technology, Inc. (b)	2,154	561,935
Allscripts Healthcare Solutions, Inc. (b)	23,583	337,237
AmerisourceBergen Corp.	12,684	1,075,857
Anthem, Inc.	16,660	3,914,433
Baxter International, Inc.	8,408	550,976
C.R. Bard, Inc.	6,037	2,028,070
Cardinal Health, Inc.	5,779	342,059
Centene Corp. (b)	11,192	1,142,591
Cerner Corp. (b)	2,001	141,451
Cigna Corp.	18,438	3,903,878
Cooper Cos., Inc.	643	155,079
Danaher Corp.	5,059	477,367
DaVita HealthCare Partners, Inc. (b)	17,719	1,081,922
DENTSPLY SIRONA, Inc.	12,037	806,599
DexCom, Inc. (b)	1,221	71,343
Edwards Lifesciences Corp. (b)	4,560	534,432
Envision Healthcare Corp. (b)	3,047	97,291
Express Scripts Holding Co. (b)	34,699	2,261,681
HCA Holdings, Inc. (b)	652	55,420
Henry Schein, Inc. (b)	19,106	1,365,124
Hill-Rom Holdings, Inc.	9,952	841,442
Hologic, Inc. (b)	3,458	144,268
Humana, Inc.	12,451	3,247,968
IDEXX Laboratories, Inc. (b)	3,081	481,899
Inovalon Holdings, Inc. (b)	1,916	30,464
Laboratory Corp. of America Holdings (b)	26,159	4,140,185
LifePoint Health, Inc. (b)	6,556	313,377
MEDNAX, Inc. (b)	29,051	1,446,449
Patterson Cos., Inc.	22,043	805,672

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 6.2% (continued)
Premier, Inc. (b)	23,046	$668,795
Quest Diagnostics, Inc.	9,791	964,022
ResMed, Inc.	6,301	538,105
Steris PLC (a)	1,600	143,936
UnitedHealth Group, Inc.	35,411	8,079,728
Universal Health Services, Inc.	1,675	181,486
Varex Imaging Corp. (b)	31,783	1,178,196
Varian Medical Systems, Inc. (b)	6,426	718,105
Veeva Systems, Inc. (b)	700	42,147
WellCare Health Plans, Inc. (b)	13,110	2,792,299
West Pharmaceutical Services, Inc.	9,290	928,350
Zimmer Biomet Holdings, Inc.	2,500	292,750

		52,188,060

Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	37,157	1,749,723
Clorox Co.	10,532	1,467,002
Colgate-Palmolive Co.	37,056	2,684,707
Coty, Inc.	300	5,169
Edgewell Personal Care Co. (b)	18,377	1,065,682
Energizer Holdings, Inc.	15,345	704,796
Estee Lauder Cos., Inc.	12,258	1,530,166
Herbalife Ltd. (a)(b)	5,259	368,866
Kimberly-Clark Corp.	8,273	990,775
Nu Skin Enterprises, Inc.	8,793	597,133
Procter & Gamble Co.	4,608	414,674

		11,578,693

Insurance - 5.2%
Aflac, Inc.	12,300	1,077,972
Allstate Corp.	17,407	1,787,003
American Financial Group, Inc.	18,059	1,897,279
American National Insurance Co.	4,395	550,913
Aon PLC (a)	1,200	168,264
Arthur J Gallagher & Co.	10,503	691,412
Assurant, Inc.	7,944	801,311
Athene Holding Ltd. (a)(b)	800	38,456
Brighthouse Financial, Inc. (b)	4,292	252,327
Brown & Brown, Inc.	32,976	1,690,020
Cincinnati Financial Corp.	24,678	1,844,187
CNA Financial Corp.	38,632	2,100,808
Erie Indemnity Co.	2,181	270,204
First American Financial Corp.	42,160	2,343,674
Hanover Insurance Group, Inc.	19,157	2,061,293
Hartford Financial Services Group, Inc.	10,062	577,961
Lincoln National Corp.	499	38,198
Loews Corp.	33,725	1,695,693
Markel Corp. (b)	100	110,690
Marsh & McLennan Cos., Inc.	25,319	2,125,024
Mercury General Corp.	13,517	741,813
MetLife, Inc.	24,220	1,300,130
Old Republic International Corp.	43,790	918,276
Principal Financial Group, Inc.	14,538	1,029,145
ProAssurance Corp.	21,600	1,335,960
Progressive Corp.	53,327	2,835,930
Prudential Financial, Inc.	7,767	899,729
Reinsurance Group of America, Inc.	12,587	2,039,723
RenaissanceRe Holdings Ltd. (a)	9,979	1,323,714

	SHARES	FAIR VALUE
Insurance - 5.2% (continued)
Torchmark Corp.	25,394	$2,256,257
Travelers Cos., Inc.	15,736	2,133,330
Unum Group	10,009	566,710
Validus Holdings Ltd. (a)	37,276	1,833,234
WR Berkley Corp.	34,198	2,363,766

		43,700,406

Materials - 4.5%
Air Products & Chemicals, Inc.	160	26,086
Albemarle Corp.	3,201	429,958
Alcoa Corp. (b)	2,500	103,775
AptarGroup, Inc.	17,987	1,590,231
Ashland Global Holdings, Inc.	5,665	419,097
Avery Dennison Corp.	21,024	2,399,259
Axalta Coating Systems Ltd. (a)(b)	20,347	644,186
Bemis Co., Inc.	42,859	2,010,944
Berry Global Group, Inc. (b)	2,408	143,926
Cabot Corp.	7,711	472,222
Celanese Corp.	1,126	120,752
CF Industries Holdings, Inc.	600	22,482
Crown Holdings, Inc. (b)	12,270	732,887
Domtar Corp.	39,421	1,900,881
DowDuPont, Inc.	1,794	129,096
Eagle Materials, Inc.	304	34,027
Eastman Chemical Co.	1,680	155,182
FMC Corp.	6,110	576,784
Freeport-McMoRan, Inc. (b)	87,254	1,214,576
Graphic Packaging Holding Co.	91,844	1,406,132
Huntsman Corp.	11,202	358,016
International Flavors & Fragrances, Inc.	199	30,932
International Paper Co.	551	31,192
LyondellBasell Industries NV (a)	10,832	1,134,110
Monsanto Co.	23,604	2,793,297
Newmont Mining Corp.	77,179	2,854,851
Nucor Corp.	17,540	1,008,550
Olin Corp.	4,400	156,816
Owens-Illinois, Inc. (b)	6,898	167,069
Packaging Corp of America	1,858	220,359
Platform Specialty Products Corp. (b)	28,967	288,222
PPG Industries, Inc.	4,900	572,565
Praxair, Inc.	13,691	2,107,319
Reliance Steel & Aluminum Co.	14,683	1,154,231
Royal Gold, Inc.	2,667	220,614
RPM International, Inc.	18,577	984,024
Scotts Miracle-Gro Co.	8,673	857,760
Sealed Air Corp.	16,151	776,055
Sherwin-Williams Co.	872	348,294
Silgan Holdings, Inc.	27,000	779,760
Sonoco Products Co.	28,809	1,541,570
Steel Dynamics, Inc.	20,003	770,115
Tahoe Resources, Inc. (a)	44,300	195,363
United States Steel Corp.	1,143	33,056
Westlake Chemical Corp.	39,127	3,831,707
WestRock Co.	10,088	629,592
WR Grace & Co.	1,814	132,984

		38,510,906

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Media - 3.9%
AMC Networks, Inc. (b)	20,925	$1,078,474
Cable One, Inc.	275	188,873
CBS Corp.	118	6,615
Cinemark Holdings, Inc.	40	1,444
Clear Channel Outdoor Holdings, Inc.	51,077	240,062
Comcast Corp.	21,800	818,372
Discovery Communications, Inc. - Class A (b)(c)	84,350	1,604,337
Discovery Communications, Inc. - Class C (b)	69,300	1,252,944
DISH Network Corp. (b)	3,596	182,137
Entercom Communications Corp. - Class A	80	922
Interpublic Group of Cos., Inc.	48,256	954,504
John Wiley & Sons, Inc.	37,214	2,201,208
Liberty Broadband Corp. - Class A (b)	37	3,171
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	45,209	1,843,171
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	14,026	572,401
Lions Gate Entertainment Corp. - Class A (a)(b)(c)	8,063	263,741
Lions Gate Entertainment Corp. - Class B (a)(b)	4,361	135,365
Live Nation Entertainment, Inc. (b)	34,205	1,552,223
Madison Square Garden Co. (b)	3,747	811,788
News Corp. - Class A	156,317	2,526,083
News Corp. - Class B	84,665	1,388,506
Omnicom Group, Inc.	4,174	298,191
Regal Entertainment Group	24	485
Scripps Networks Interactive, Inc.	58,805	4,812,601
TEGNA, Inc.	104,455	1,387,162
Time Warner, Inc.	3,523	322,390
Tribune Media Co.	12,927	532,592
Twenty-First Century Fox, Inc. - Class A	60,519	1,932,977
Twenty-First Century Fox, Inc. - Class B	49,567	1,544,012
Viacom, Inc. - Class A (c)	6,013	204,743
Viacom, Inc. - Class B	34,746	984,007
Walt Disney Co.	33,339	3,494,594

		33,140,095

Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Agilent Technologies, Inc.	1,100	76,164
Akorn, Inc. (b)	9,000	292,950
Alkermes PLC (a)(b)	3,300	172,557
Biogen, Inc. (b)	700	225,519
BioMarin Pharmaceutical, Inc. (b)	30,700	2,634,060
Bio-Rad Laboratories, Inc. (b)	1,707	463,109
Bio-Techne Corp.	150	20,213
Bioverativ, Inc. (b)	2,200	110,044
Bristol-Myers Squibb Co.	66,804	4,221,345
Bruker Corp.	31,774	1,117,809
Charles River Laboratories International, Inc. (b)	7,140	743,988
Eli Lilly & Co.	26,360	2,231,110
Endo International PLC (a)(b)	72,008	528,539
Gilead Sciences, Inc.	99,500	7,440,610
Illumina, Inc. (b)	1,400	322,042

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 4.2% (continued)
Intercept Pharmaceuticals, Inc. (b)(c)	1,400	$85,974
IQVIA Holdings, Inc. (b)	1,021	104,152
Johnson & Johnson	17,077	2,379,338
Merck & Co., Inc.	18,775	1,037,694
Mettler-Toledo International, Inc. (b)	161	101,303
Mylan NV (a)(b)	16,811	614,106
Neurocrine Biosciences, Inc. (b)	1,800	129,402
OPKO Health, Inc. (b)(c)	45,100	236,775
PerkinElmer, Inc.	17,189	1,266,486
Perrigo Co. PLC (a)	11,477	1,000,909
Pfizer, Inc.	166,343	6,031,597
QIAGEN NV (a)	14,095	449,631
Seattle Genetics, Inc. (b)	4,800	292,464
United Therapeutics Corp. (b)	4,500	584,955
Waters Corp. (b)	1,636	322,570
Zoetis, Inc.	500	36,145

		35,273,560

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	86	13,114
Realogy Holdings Corp.	36,067	1,006,630

		1,019,744

Retailing - 8.0%
Advance Auto Parts, Inc.	14,569	1,471,469
Amazon.com, Inc. (b)	2,961	3,484,357
AutoNation, Inc. (b)(c)	7,925	438,807
AutoZone, Inc. (b)	1,715	1,177,793
Bed Bath & Beyond, Inc.	82,969	1,857,676
Best Buy Co., Inc.	40,076	2,388,930
Burlington Stores, Inc. (b)	12,019	1,278,461
Dick’s Sporting Goods, Inc.	41,859	1,233,166
Dillard’s, Inc. (c)	1,867	112,207
Dollar General Corp.	23,408	2,061,777
Dollar Tree, Inc. (b)	20,689	2,126,002
Expedia, Inc.	6,964	853,090
Foot Locker, Inc.	47,954	2,054,349
GameStop Corp. (c)	3,202	60,038
Gap, Inc.	95,693	3,091,841
Genuine Parts Co.	12,028	1,118,243
Groupon, Inc. (b)	162,209	914,859
Home Depot, Inc.	21,757	3,912,344
Kohl’s Corp.	39,577	1,898,509
L Brands, Inc. (c)	15,152	849,573
Liberty Expedia Holdings, Inc. (b)	12,228	551,238
Liberty Interactive Corp QVC Group (b)	92,601	2,259,464
LKQ Corp. (b)	56,213	2,215,916
Lowe’s Cos., Inc.	31,117	2,594,224
Macy’s, Inc. (c)	89,507	2,130,267
Michaels Cos., Inc. (b)	103,425	2,233,980
Murphy USA, Inc. (b)	19,716	1,554,607
Nordstrom, Inc.	14,818	673,478
O’Reilly Automotive, Inc. (b)	3,715	877,520
Penske Automotive Group, Inc.	9,630	465,707
Pool Corp.	10,092	1,267,959
Ross Stores, Inc.	31,630	2,404,829
Sally Beauty Holdings, Inc. (b)	96,112	1,638,710
Signet Jewelers Ltd. (a)(c)	28,268	1,478,134

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 8.0% (continued)
Target Corp.	53,056	$3,178,054
Tiffany & Co.	12,197	1,152,617
TJX Cos., Inc.	35,064	2,649,085
Tractor Supply Co.	42,738	2,916,441
TripAdvisor, Inc. (b)	13,699	474,259
Urban Outfitters, Inc. (b)	62,345	1,940,176
Williams-Sonoma, Inc. (c)	16,189	828,229

		67,868,385

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (b)(c)	10,100	109,989
Applied Materials, Inc.	61,258	3,232,585
Cree, Inc. (b)	12,030	427,546
First Solar, Inc. (b)	9,322	578,896
Intel Corp.	95,965	4,303,071
KLA-Tencor Corp.	5,331	545,042
Lam Research Corp.	4,258	818,941
Marvell Technology Group Ltd. (a)	118,469	2,646,598
Maxim Integrated Products, Inc.	2,135	111,725
Micron Technology, Inc. (b)	22,500	953,775
Microsemi Corp. (b)	3,800	200,830
NVIDIA Corp.	15,978	3,206,944
NXP Semiconductors NV (a)(b)	300	34,017
ON Semiconductor Corp. (b)	57,929	1,163,214
QUALCOMM, Inc.	7,148	474,198
Skyworks Solutions, Inc.	6,080	636,819
Teradyne, Inc.	21,219	858,733
Texas Instruments, Inc.	8,362	813,539
Xilinx, Inc.	13,628	947,282

		22,063,744

Software & Services - 9.8%
Accenture PLC - Class A (a)	19,664	2,910,469
Activision Blizzard, Inc.	2,703	168,667
Adobe Systems, Inc. (b)	100	18,147
Akamai Technologies, Inc. (b)	7,485	417,513
Alliance Data Systems Corp.	74	17,706
Alphabet, Inc. - Class A (b)	12,820	13,283,699
Alphabet, Inc. - Class C (b)	11,545	11,792,178
Amdocs Ltd. (a)	34,973	2,283,387
ANSYS, Inc. (b)	9,880	1,464,117
Atlassian Corp PLC (a)(b)	7,801	364,229
Autodesk, Inc. (b)	100	10,970
Automatic Data Processing, Inc.	1,237	141,587
Black Knight, Inc. (b)	27,413	1,230,844
Booz Allen Hamilton Holding Corp.	26,894	1,040,529
Broadridge Financial Solutions, Inc.	16,419	1,481,979
CA, Inc.	23,054	762,396
Cadence Design Systems, Inc. (b)	30,278	1,329,507
Cars.com, Inc. (b)	21	509
CDK Global, Inc.	5,791	400,100
Citrix Systems, Inc. (b)	8,839	774,562
Cognizant Technology Solutions Corp.	3,254	235,199
CommerceHub, Inc. - Series A (b)	3,294	75,301
CommerceHub, Inc. - Series C (b)	13,673	293,423
Conduent, Inc. (b)	139,600	2,130,296
CoreLogic, Inc. (b)	20,964	914,240
CSRA, Inc.	28,610	827,687

	SHARES	FAIR VALUE
Software & Services - 9.8% (continued)
Dell Technologies, Inc. - Class V (b)	5,202	$407,004
DST Systems, Inc.	1,654	103,507
eBay, Inc. (b)	3,081	106,818
Electronic Arts, Inc. (b)	1,300	138,255
Euronet Worldwide, Inc. (b)	6,567	599,895
Facebook, Inc. (b)	17,737	3,142,642
Fidelity National Information Services, Inc.	7,604	717,285
FireEye, Inc. (b)	3,540	50,056
First Data Corp. (b)	59,457	978,068
Fiserv, Inc. (b)	2,837	372,924
Fortinet, Inc. (b)	8,860	372,652
Gartner, Inc. (b)	4,781	577,975
Genpact Ltd. (a)	68,033	2,193,384
GoDaddy, Inc. (b)	307	14,936
Guidewire Software, Inc. (b)	2,003	149,003
IAC InterActive Corp. (b)	11,551	1,470,096
International Business Machines Corp.	26,262	4,043,560
Intuit, Inc.	3,247	510,493
Jack Henry & Associates, Inc.	4,264	491,724
Leidos Holdings, Inc.	2,424	154,094
LogMeIn, Inc.	17,900	2,130,100
Manhattan Associates, Inc. (b)	14,572	646,268
MasterCard, Inc.	15,043	2,263,520
Match Group, Inc. (b)(c)	53,190	1,563,786
Micro Focus International PLC - ADR (a)(b)	603	20,200
Nuance Communications, Inc. (b)	562	8,733
Oracle Corp.	3,300	161,898
PayPal Holdings, Inc. (b)	8,515	644,841
PTC, Inc. (b)	5,169	329,162
Red Hat, Inc. (b)	153	19,394
Sabre Corp.	25,489	507,486
Salesforce.com, Inc. (b)	100	10,432
SS&C Technologies Holdings, Inc.	10,519	434,330
Symantec Corp.	374	10,835
Synopsys, Inc. (b)	24,074	2,175,808
Tableau Software, Inc. (b)	5,469	384,471
Teradata Corp. (b)	63,141	2,399,989
Total System Services, Inc.	22,083	1,642,092
Twitter, Inc. (b)	44,013	905,788
Tyler Technologies, Inc. (b)	1,292	236,333
Ultimate Software Group, Inc. (b)	800	168,824
Vantiv, Inc. (b)	7,555	566,625
Visa, Inc.	17,676	1,990,141
VMware, Inc. (b)(c)	17,808	2,138,919
Western Union Co.	7,436	146,415
Yelp, Inc. (b)	14	624
Zillow Group, Inc. - Class A (b)	400	16,424
Zynga, Inc. (b)	245,105	1,004,930

		83,491,980

Technology Hardware & Equipment - 8.2%
Amphenol Corp.	8,134	736,859
Apple, Inc.	171,171	29,415,736
ARRIS International PLC (a)(b)	48,811	1,462,866
Arrow Electronics, Inc. (b)	13,651	1,102,045
Avnet, Inc.	29,159	1,207,474
CDW Corp.	21,670	1,517,117
Cisco Systems, Inc.	99,008	3,692,998

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 8.2% (continued)
Cognex Corp.	2,000	$277,140
CommScope Holding Co., Inc. (b)	24,085	866,819
Corning, Inc.	75,997	2,461,543
Dolby Laboratories, Inc.	45,243	2,813,210
EchoStar Corp. (b)	10,764	644,225
F5 Networks, Inc. (b)	9,555	1,282,281
Fitbit, Inc. (b)(c)	11,062	75,885
FLIR Systems, Inc.	31,583	1,471,136
Harris Corp.	5,950	859,775
Hewlett Packard Enterprise Co.	4,398	61,352
HP, Inc.	128,682	2,760,229
IPG Photonics Corp. (b)	807	184,787
Jabil Circuit, Inc.	26,737	771,362
Juniper Networks, Inc.	91,605	2,542,955
Keysight Technologies, Inc. (b)	72,111	3,136,829
Motorola Solutions, Inc.	7,797	733,776
National Instruments Corp.	32,129	1,412,070
NCR Corp. (b)	19,476	609,404
NetApp, Inc.	39,448	2,229,207
Trimble, Inc. (b)	22,665	951,703
Universal Display Corp.	100	18,100
VeriFone Systems, Inc. (b)	3	52
Western Digital Corp.	10,186	803,268
Xerox Corp.	108,262	3,211,051
Zebra Technologies Corp. (b)	3,535	389,981

		69,703,235

Telecommunication Services - 0.5%
AT&T, Inc.	46,541	1,693,162
CenturyLink, Inc.	2,846	41,523
Frontier Communications Corp.	14	119
Telephone & Data Systems, Inc.	47,000	1,301,430
T-Mobile US, Inc. (b)	555	33,894
United States Cellular Corp. (b)	30,172	1,141,708

		4,211,836

Transportation - 2.1%
Alaska Air Group, Inc.	3,174	219,546
Avis Budget Group, Inc. (b)	5	190
CH Robinson Worldwide, Inc.	9,579	830,020
Copa Holdings (a)	2,973	398,947
Delta Air Lines, Inc.	20,215	1,069,778
Expeditors International of Washington, Inc.	22,233	1,440,254
FedEx Corp.	400	92,584
Genesee & Wyoming, Inc. (b)	1,841	145,108
J.B. Hunt Transport Services, Inc.	13,378	1,486,831
JetBlue Airways Corp. (b)	78,507	1,685,545
Kirby Corp. (b)	11,274	758,740
Landstar System, Inc.	27,479	2,835,833
Old Dominion Freight Line, Inc.	34,784	4,495,484
Southwest Airlines Co.	32,484	1,970,804
Union Pacific Corp.	700	88,550
United Continental Holdings, Inc. (b)	3,475	220,037

		17,738,251

Utilities - 0.7%
Aqua America, Inc.	1,543	58,619
Atmos Energy Corp.	1,637	151,079

	SHARES	FAIR VALUE
Utilities - 0.7% (continued)
Avangrid, Inc.	3,400	$180,438
Calpine Corp. (b)	27,541	413,666
Eversource Energy	4,188	271,592
Hawaiian Electric Industries, Inc.	400	15,340
MDU Resources Group, Inc.	30,838	861,922
National Fuel Gas Co.	2,531	148,823
NextEra Energy, Inc.	16,400	2,591,856
NiSource, Inc.	2,692	74,111
NRG Energy, Inc.	1,376	38,046
OGE Energy Corp.	312	11,157
PG&E Corp.	1,072	58,145
Pinnacle West Capital Corp.	563	51,689
UGI Corp.	5,858	287,101
Vectren Corp.	3,893	270,563
Vistra Energy Corp.	1,100	20,790
WEC Energy Group, Inc.	56	3,891
Westar Energy, Inc.	303	17,335
Xcel Energy, Inc.	6,225	321,272

		5,847,435

TOTAL COMMON STOCKS (Cost $717,770,072)		805,334,751

REAL ESTATE INVESTMENT TRUSTS - 0.4%

Diversified Financials - 0.1%
AGNC Investment Corp.	3,414	67,939
Annaly Capital Management, Inc.	56,166	655,457
Chimera Investment Corp.	1,189	21,759
Granite Point Mortgage Trust, Inc. (c)	3,878	69,616
MFA Financial, Inc.	16,100	128,800
Starwood Property Trust, Inc.	1,181	25,604
Two Harbors Investment Corp.	20,463	327,408

		1,296,583

Real Estate - 0.3%
American Homes 4 Rent	5,900	126,732
Apple Hospitality REIT, Inc.	24,700	481,156
Brandywine Realty Trust	1,700	29,291
Brixmor Property Group, Inc.	12,500	225,875
Columbia Property Trust, Inc.	1,900	43,263
CoreCivic, Inc.	1,500	35,265
Corporate Office Properties Trust	900	27,306
DDR Corp.	29,000	221,270
Duke Realty Corp.	1,900	53,447
Highwoods Properties, Inc.	600	30,474
Kimco Realty Corp.	5,800	107,416
Liberty Property Trust	6,500	291,720
Medical Properties Trust, Inc.	500	6,845
National Retail Properties, Inc.	600	24,642
Park Hotels & Resorts, Inc.	14,000	408,800
STORE Capital Corp.	1,900	49,058
Tanger Factory Outlet Centers, Inc.	3,500	87,640
Uniti Group, Inc.	200	3,220
Weingarten Realty Investors	800	26,360

		2,279,780

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,635,317)		3,576,363

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 4.4%

Money Market Funds - 4.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.97% (d)	7,388,767	$7,388,767
First American Government Obligations Fund - Class Z - 0.95% (d)	7,388,767	7,388,767
First American Treasury Obligations Fund - Class Z - 1.00% (d)	7,388,767	7,388,767
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.97% (d)	7,388,767	7,388,767
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.98% (d)	7,388,767	7,388,767

TOTAL SHORT-TERM INVESTMENTS (Cost $36,943,835)		36,943,835

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.2%
BlackRock Liquidity Funds - FedFund Portfolio - Institutional Class - 0.96% (d)	2,900,431	2,900,431
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class - 1.23% (d)	16,091,954	16,100,000

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $19,000,431)		19,000,431

TOTAL INVESTMENTS (Cost $777,349,655) - 102.0%		864,855,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(16,832,852)

TOTAL NET ASSETS - 100.0%		$848,022,528

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $37,395,644, which represents 4.4% of net assets.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan at November 30, 2017. Total loaned securities had a market value of $18,540,049 at November 30, 2017.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-Mini Index, December 2017 Settlement	617	$81,687,715	$69,368

TOTAL FUTURES CONTRACTS PURCHASED		$81,687,715	$69,368

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Andeavor	Pay	1 Month LIBOR USD	1/24/2018	Term	$3,036,960	28,500	$20,002
A	Arconic, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	3,276,702	120,600	307,706
A	Biomarin Pharmaceutical, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,693,925	30,700	64,967
A	Carlisle Cos., Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,159,040	20,800	(235,943)
A	Choice Hotels International, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,731,590	40,200	(418,936)
A	Conduent, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	1,900,548	120,900	59,214
A	C.R. Bard, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	1,188,576	3,600	(18,557)
A	KAR Auction Services, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,061,904	43,100	(105,138)
A	Keysight Technologies, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,087,282	48,700	(27,215)
A	Laboratory Corp. of America Holdings	Pay	1 Month LIBOR USD	1/24/2018	Term	3,140,604	20,700	(129,637)
A	Lockheed Martin Corp.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,560,000	8,000	(4,111)
A	Logmein, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,132,785	17,900	2,250
A	Mondelez International, Inc. - Class A	Pay	1 Month LIBOR USD	1/24/2018	Term	3,064,194	74,700	(137,620)
A	Nextera Energy, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,528,224	16,400	(74,957)
A	Old Dominion Freight Line	Pay	1 Month LIBOR USD	1/24/2018	Term	3,138,750	27,900	(461,101)
A	Scripps Networks Interactive, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,780,050	32,900	82,909
A	Smith (A.O.) Corp.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,432,805	39,500	(73,207)
A	Spirit AeroSystems Holdings, Inc.	Pay	1 Month LIBOR USD	1/24/2018	Term	2,040,192	25,200	(79,043)
A	Valmont Industries	Pay	1 Month LIBOR USD	1/24/2018	Term	2,472,250	15,500	(201,468)
A	Westlake Chemical Corp.	Pay	1 Month LIBOR USD	1/24/2018	Term	3,185,160	38,000	(538,127)

						$50,611,541		$(1,968,012)

(a)	See Note 2.
(b)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 87.9%

Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	620	$11,129
Cooper Tire & Rubber Co.	11,873	436,333
Cooper-Standard Holdings, Inc. (a)	5,701	718,725
Dana Holding Corp.	14,477	478,320
Dorman Products, Inc. (a)(b)	7,882	538,419
Fox Factory Holding Corp. (a)	11,685	455,715
Gentherm, Inc. (a)	600	21,600
Horizon Global Corp. (a)(b)	6,495	91,579
LCI Industries	7,389	967,220
Modine Manufacturing Co. (a)	4,434	101,539
Shiloh Industries, Inc. (a)	9,800	83,692
Spartan Motors, Inc.	65,699	1,047,899
Standard Motor Products, Inc.	17,851	807,044
Stoneridge, Inc. (a)	31,180	711,528
Strattec Security Corp.	8,094	356,945
Superior Industries International, Inc.	15,968	266,666
Tenneco, Inc.	2,479	147,277
Tower International, Inc.	4,726	152,177
Unique Fabricating, Inc.	2,500	20,250
VOXX International Corp. (a)	14,514	97,970
Winnebago Industries, Inc.	2,110	115,523

		7,627,550

Banks - 7.5%
1st Source Corp.	900	46,305
Access National Corp.	1,274	37,519
ACNB Corp.	243	7,047
American National Bankshares, Inc.	4,560	187,644
Ames National Corp.	613	18,421
Arrow Financial Corp.	4,530	166,704
Atlantic Capital Bancshares, Inc. (a)	7,776	133,747
Banc of California, Inc.	100	2,255
BancFirst Corp.	2,260	128,368
Banco Latinoamericano de Comercio Exterior, S.A. (c)	10,924	320,729
BancorpSouth Bank	4,400	146,300
Bank Mutual Corp.	20,180	215,926
Bank of Commerce Holdings	1,800	21,780
Bank of Marin Bancorp	3,232	227,694
Bank of N.T. Butterfield & Son Ltd. (c)	500	19,890
BankFinancial Corp.	18,004	296,886
Bankwell Financial Group, Inc.	98	3,458
Banner Corp.	4,505	259,443
BCB Bancorp, Inc.	2,500	36,500
Bear State Financial, Inc.	8,733	89,426
Beneficial Bancorp, Inc.	9,425	159,754
Berkshire Hills Bancorp, Inc.	6,903	266,111
Blue Hills Bancorp, Inc.	2,400	51,240
BofI Holding, Inc. (a)	900	24,876
Boston Private Financial Holdings, Inc.	10,929	178,689
Brookline Bancorp, Inc.	17,561	282,732
Bryn Mawr Bank Corp.	6,723	296,820
C&F Financial Corp.	1,353	81,180
Cadence Bancorp (a)	800	19,520
California First National Bancorp (a)	3,116	48,298

	SHARES	FAIR VALUE
Banks - 7.5% (continued)
Camden National Corp.	2,957	$135,105
Capital City Bank Group, Inc. (b)	17,583	444,498
Cathay General Bancorp	11,600	503,324
CenterState Banks, Inc. (b)	6,948	188,499
Central Pacific Financial Corp.	11,266	362,765
Central Valley Community Bancorp	11,599	237,548
Century Bancorp, Inc. - Class A	796	68,297
Charter Financial Corp.	7,606	140,559
Chemung Financial Corp.	4,790	233,512
Citizens & Northern Corp.	12,745	326,782
City Holding Co.	530	37,747
Civista Bancshares, Inc.	701	15,885
Clifton Bancorp, Inc.	1,500	25,965
CNB Financial Corp.	2,192	62,428
CoBiz Financial, Inc.	14,675	310,816
Codorus Valley Bancorp, Inc.	831	25,049
Columbia Banking System, Inc.	14,432	665,315
Community Bank System, Inc.	612	33,893
Community Bankers Trust Corp. (a)	3,500	30,450
Community Trust Bancorp, Inc.	9,702	482,674
County Bancorp, Inc.	1,372	43,712
Customers Bancorp, Inc. (a)	10,391	281,596
CVB Financial Corp.	2,900	71,311
Dime Community Bancshares, Inc.	3,600	79,380
Entegra Financial Corp. (a)	200	5,800
Enterprise Bancorp, Inc.	2,930	109,465
Enterprise Financial Services Corp.	23	1,041
ESSA Bancorp, Inc.	1,150	18,331
Essent Group Ltd. (a)(c)	26,510	1,173,068
F.N.B. Corp.	67	951
Farmers Capital Bank Corp.	5,073	209,008
Farmers National Banc Corp.	13,928	211,009
FB Financial Corp. (a)	600	25,470
Federal Agricultural Mortgage Corp. - Class C	2,183	162,088
Fidelity Southern Corp.	9,325	205,616
Financial Institutions, Inc.	3,295	108,900
First Bancorp NC	3,606	136,667
First Bancorp Puerto Rico (a)(c)	44,107	219,653
First Bancorp, Inc.	2,954	91,515
First Bancshares, Inc.	100	3,300
First Busey Corp.	18,595	591,879
First Business Financial Services, Inc.	9,948	232,485
First Citizens BancShares, Inc. - Class A	837	356,972
First Commonwealth Financial Corp.	46,486	701,939
First Community Bancshares, Inc.	7,566	226,980
First Connecticut Bancorp, Inc.	4,743	125,927
First Defiance Financial Corp.	987	53,624
First Financial Bancorp	12,918	366,225
First Financial Bankshares, Inc. (b)	3,207	152,172
First Financial Corp.	2,265	109,173
First Financial Northwest, Inc.	5,277	89,445
First Foundation, Inc. (a)	300	5,721
First Guaranty Bancshares, Inc.	100	2,799
First Internet Bancorp	1,481	59,018
First Interstate BancSystem, Inc. - Class A	17,499	694,710
First Merchants Corp.	12,070	528,666
First Mid-Illinois Bancshares, Inc.	100	4,027

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Banks - 7.5% (continued)
First Midwest Bancorp, Inc.	4,545	$113,489
Flagstar Bancorp, Inc. (a)	485	18,435
Flushing Financial Corp.	1,996	56,447
Fulton Financial Corp.	39,626	752,894
German American Bancorp, Inc.	2,848	107,113
Glacier Bancorp, Inc.	11,459	458,933
Great Southern Bancorp, Inc.	2,227	120,369
Great Western Bancorp, Inc.	4,271	176,478
Green Bancorp, Inc. (a)	11,120	249,088
Guaranty Bancorp	400	11,620
Hanmi Financial Corp.	9,088	288,544
HarborOne Bancorp, Inc. (a)	800	15,504
Heartland Financial USA, Inc.	11,147	562,923
Heritage Commerce Corp.	47,542	771,607
Heritage Financial Corp.	4,751	154,645
Home Bancorp, Inc.	1,602	68,566
Home BancShares, Inc.	13,917	331,225
HomeStreet, Inc. (a)	5,403	164,791
HomeTrust Bancshares, Inc. (a)	3,458	93,366
Hope Bancorp, Inc.	12,413	232,371
Horizon Bancorp	2,723	74,882
IBERIABANK Corp.	2,282	177,425
Independent Bank Corp. - Massachusetts (b)	2,862	208,067
Independent Bank Corp. - Michigan	11,427	255,965
International Bancshares Corp.	500	20,625
Investar Holding Corp.	100	2,345
Kearny Financial Corp.	6,668	98,686
Lakeland Bancorp, Inc.	16,543	345,749
Lakeland Financial Corp.	478	24,225
Legacy Texas Financial Group, Inc.	2,083	87,215
Macatawa Bank Corp.	13,628	138,733
MBT Financial Corp.	27,850	303,565
Mercantile Bank Corp.	300	11,133
Meridian Bancorp, Inc.	11,968	241,155
Meta Financial Group, Inc.	1,671	156,990
MGIC Investment Corp. (a)	72,801	1,064,351
Midland States Bancorp, Inc.	1,300	43,225
MidSouth Bancorp, Inc.	4,001	54,814
MidWestOne Financial Group, Inc.	2,156	78,414
MutualFirst Financial, Inc.	200	7,590
National Bank Holdings Corp. - Class A	1,801	61,108
National Bankshares, Inc. (b)	1,927	89,220
National Commerce Corp. (a)	1,713	71,004
NBT Bancorp, Inc.	992	38,529
Nicolet Bankshares, Inc. (a)	200	11,590
NMI Holdings, Inc. - Class A (a)	18,091	308,452
Northeast Bancorp	7,100	175,015
Northfield Bancorp, Inc.	4,134	73,337
Northrim BanCorp, Inc.	8,475	317,389
Northwest Bancshares, Inc.	67,259	1,138,695
OceanFirst Financial Corp.	77	2,137
Ocwen Financial Corp. (a)	1,760	5,614
OFG Bancorp (b)(c)	27,026	264,855
Old Second Bancorp, Inc.	11,764	158,226
Opus Bank (a)	300	8,370
Oritani Financial Corp.	10,583	182,557
Pacific Premier Bancorp, Inc. (a)	5	198

	SHARES	FAIR VALUE
Banks - 7.5% (continued)
PacWest Bancorp	1,389	$66,200
Park Sterling Corp.	24,484	315,109
Parke Bancorp, Inc.	200	4,180
Peapack Gladstone Financial Corp.	10,994	387,319
Penns Woods Bancorp, Inc.	840	41,773
Peoples Bancorp, Inc.	2,973	100,666
People’s United Financial, Inc.	182	3,462
People’s Utah Bancorp	4,227	133,150
PHH Corp. (a)	3,703	42,066
Preferred Bank	3,036	190,054
Premier Financial Bancorp, Inc.	12,199	243,614
Provident Financial Holdings, Inc.	9,667	186,186
Provident Financial Services, Inc. (b)	15,628	427,270
QCR Holdings, Inc.	5,424	246,250
Radian Group, Inc.	62,415	1,278,883
Renasant Corp.	19,847	854,215
Republic Bancorp, Inc. - Class A	5,905	251,317
Riverview Bancorp, Inc.	4,200	38,724
S&T Bancorp, Inc.	4,061	169,587
Sandy Spring Bancorp, Inc.	5,012	197,423
ServisFirst Bancshares, Inc.	100	4,199
Shore Bancshares, Inc.	17,293	301,244
SI Financial Group, Inc.	400	6,040
Sierra Bancorp	10,150	283,794
Simmons First National Corp.	1,249	72,292
SmartFinancial, Inc. (a)	100	2,222
Southern First Bancshares, Inc. (a)	460	19,734
Southern Missouri Bancorp, Inc.	2,290	92,150
Southern National Bancorp of Virginia, Inc.	1,158	19,767
State Bank Financial Corp.	2,809	85,506
Sterling Bancorp (b)	21,467	544,188
Stock Yards Bancorp, Inc.	10,118	402,696
Territorial Bancorp, Inc.	9,116	291,256
The Bancorp, Inc. (a)	20,467	197,916
Timberland Bancorp, Inc.	2,452	70,421
Towne Bank	1,800	60,300
TriCo Bancshares	10,792	453,588
TriState Capital Holdings, Inc. (a)	1,735	41,987
TrustCo. Bank Corp. NY	78,152	730,721
Trustmark Corp.	3,308	112,274
Two River Bancorp	100	1,829
UMB Financial Corp.	900	67,644
Umpqua Holdings Corp.	57,538	1,272,165
Union Bankshares Corp.	4,052	152,720
United Community Banks, Inc.	8,535	245,296
United Community Financial Corp.	1,194	11,689
United Financial Bancorp, Inc.	7,780	145,019
Unity Bancorp, Inc.	500	10,375
Univest Corp of Pennsylvania	600	16,860
Valley National Bancorp	22,327	265,691
Veritex Holdings, Inc. (a)	145	4,034
Walker & Dunlop, Inc. (a)	6,102	300,707
WashingtonFirst Bankshares, Inc.	1,090	37,223
Waterstone Financial, Inc.	11,162	210,962
Webster Financial Corp.	89	5,106
WesBanco, Inc.	1,567	65,924
West Bancorporation, Inc.	6,896	184,468
Westamerica Bancorporation (b)	800	49,464

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Banks - 7.5% (continued)
Western New England Bancorp, Inc.	6,192	$66,254
Wintrust Financial Corp.	9,663	810,243
WSFS Financial Corp.	3,893	196,986
Xenith Bankshares, Inc. (a)	100	3,515

		39,709,791

Capital Goods - 11.6%
AAON, Inc.	12,585	458,723
AAR Corp.	10,257	426,486
Actuant Corp. - Class A	1,762	46,517
Advanced Drainage Systems, Inc.	23,002	545,147
Aegion Corp. (a)	23,630	652,897
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	538,385
Aerovironment, Inc. (a)	2,100	95,718
Alamo Group, Inc.	6,582	776,347
Albany International Corp.	900	58,230
Allied Motion Technologies, Inc.	10,036	320,249
Altra Industrial Motion Corp.	2,377	115,522
American Railcar Industries, Inc. (b)	237	9,603
American Superconductor Corp. (a)(b)	11,719	39,024
American Woodmark Corp. (a)	4,016	399,994
Apogee Enterprises, Inc.	6,375	318,941
Applied Industrial Technologies, Inc.	20,036	1,281,302
Argan, Inc.	16,375	966,125
Armstrong Flooring, Inc. (a)	33,787	591,948
Astec Industries, Inc.	15,211	842,233
Astronics Corp. (a)	18,264	757,773
Atkore International Group, Inc. (a)	44,008	936,490
Axon Enterprise, Inc. (a)(b)	558	13,883
AZZ, Inc.	3,669	176,479
Babcock & Wilcox Enterprises, Inc. (a)(b)	18,599	87,415
Barnes Group, Inc.	17,291	1,145,875
Beacon Roofing Supply, Inc. (a)	21,774	1,395,278
Blue Bird Corp. (a)(b)	25,620	499,590
BMC Stock Holdings, Inc. (a)	27,348	631,739
Briggs & Stratton Corp.	10,227	254,652
Builders FirstSource, Inc. (a)	48,161	982,484
Caesarstone Ltd. (a)(c)	8,455	210,530
Chart Industries, Inc. (a)	3,156	153,634
Columbus McKinnon Corp.	20,120	803,593
Comfort Systems USA, Inc.	16,014	687,801
Commercial Vehicle Group, Inc. (a)	22,914	255,262
Continental Building Products, Inc. (a)	14,604	407,452
CSW Industrials, Inc. (a)	5,609	269,793
Cubic Corp.	7,703	477,201
Curtiss-Wright Corp.	7,677	953,483
DMC Global, Inc.	23,700	477,555
Ducommun, Inc. (a)	16,082	449,814
DXP Enterprises, Inc. (a)	4,701	130,688
Dycom Industries, Inc. (a)	2,010	215,814
EMCOR Group, Inc.	31,646	2,556,047
Encore Wire Corp.	6,251	291,297
Energy Recovery, Inc. (a)(b)	2,600	29,198
EnerSys	8,478	585,745
EnPro Industries, Inc.	930	80,324
EnviroStar, Inc. (b)	1,300	36,530
ESCO Technologies, Inc.	1,921	125,537
Esterline Technologies Corp. (a)	4,650	329,452

	SHARES	FAIR VALUE
Capital Goods - 11.6% (continued)
Federal Signal Corp.	26,915	$578,672
Foundation Building Materials, Inc. (a)	22,599	343,731
Franklin Electric Co., Inc.	6,380	295,394
FreightCar America, Inc.	38,105	639,021
Gencor Industries, Inc. (a)	22,101	397,818
Generac Holdings, Inc. (a)	2,166	106,502
Gibraltar Industries, Inc. (a)	5,981	196,775
Global Brass & Copper Holdings, Inc.	9,348	323,441
GMS, Inc. (a)	23,349	871,151
Graham Corp.	12,978	257,484
Granite Construction, Inc.	2,260	149,996
Great Lakes Dredge & Dock Corp. (a)	500	2,500
Griffon Corp.	23,198	541,673
Hardinge, Inc.	36,791	627,654
Harsco Corp. (a)	35,710	644,566
HC2 Holdings, Inc. (a)	58,004	316,702
Hillenbrand, Inc.	30,016	1,367,229
Hurco Cos., Inc.	9,734	434,136
Huttig Building Products, Inc. (a)(b)	11,200	76,384
Hyster-Yale Materials Handling, Inc.	4,483	380,293
IES Holdings, Inc. (a)	8,830	156,733
Insteel Industries, Inc.	19,110	526,481
JELD-WEN Holding, Inc. (a)	14,544	568,816
Kadant, Inc.	8,948	915,380
Kaman Corp. (b)	19,210	1,146,069
Kennametal, Inc.	859	40,047
KLX, Inc. (a)	8,698	488,045
Kratos Defense & Security Solutions, Inc. (a)	5,265	54,914
Lawson Products, Inc. (a)	16,973	437,055
LB Foster Co. (a)	1,500	34,650
Lindsay Corp.	724	67,933
LSI Industries, Inc.	52,457	366,674
Lydall, Inc. (a)	1,050	57,803
Masonite International Corp. (a)(c)	11,322	833,865
MasTec, Inc. (a)	4,185	187,697
Mercury Systems, Inc. (a)(b)	3,300	172,227
Meritor, Inc. (a)	8,084	201,938
Miller Industries, Inc.	10,916	304,556
Moog, Inc. - Class A (a)	11,581	974,078
MRC Global, Inc. (a)	19,825	311,451
Mueller Industries, Inc.	29,866	1,087,122
Mueller Water Products, Inc. - Class A	22,262	278,052
MYR Group, Inc. (a)	16,148	574,223
National Presto Industries, Inc. (b)	5,033	521,922
NCI Building Systems, Inc. (a)	28,979	483,949
Nexeo Solutions, Inc. (a)	3,036	24,075
Northwest Pipe Co. (a)	1,200	21,876
NOW, Inc. (a)	15,621	161,209
NV5 Global, Inc. (a)	1,604	88,942
Omega Flex, Inc.	2,704	174,624
Orion Group Holdings, Inc. (a)	58,460	454,234
Patrick Industries, Inc. (a)	5,750	581,900
PGT Innovations, Inc. (a)	11,899	194,549
Ply Gem Holdings, Inc. (a)	11,648	207,334
Powell Industries, Inc.	21,223	595,730
Preformed Line Products Co.	2,500	208,725
Primoris Services Corp.	36,042	1,008,816

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 11.6% (continued)
Proto Labs, Inc. (a)	3,792	$364,790
Quanex Building Products Corp.	15,506	339,581
Raven Industries, Inc.	7,359	281,114
RBC Bearings, Inc. (a)	1,100	146,795
REV Group, Inc. (b)	11,115	303,551
Rexnord Corp. (a)	1,516	37,779
Rush Enterprises, Inc. - Class A (a)	23,204	1,130,267
Rush Enterprises, Inc. - Class B (a)	5,322	244,759
Simpson Manufacturing Co., Inc.	20,839	1,249,715
SiteOne Landscape Supply, Inc. (a)	9,510	711,158
Sparton Corp. (a)	21,970	509,704
SPX Corp. (a)	5,545	176,830
Standex International Corp.	242	25,894
Sterling Construction Co., Inc. (a)	8,600	147,490
Teledyne Technologies, Inc. (a)	24	4,470
Tennant Co.	7,223	475,273
The Eastern Co.	2,200	63,360
The Gorman-Rupp Co.	18,659	614,441
The Greenbrier Companies, Inc. (b)	3,043	152,150
Thermon Group Holdings, Inc. (a)	18,152	422,216
Titan International, Inc.	58	694
Titan Machinery, Inc. (a)	31,782	603,858
TPI Composites, Inc. (a)	1,823	34,528
Trex Co., Inc. (a)	3,223	379,540
TriMas Corp. (a)	21,304	551,774
Triumph Group, Inc.	12,632	390,329
Tutor Perini Corp. (a)	3,877	97,700
Twin Disc, Inc. (a)	1,000	28,100
Univar, Inc. (a)	56	1,650
Universal Forest Products, Inc.	10,158	397,787
Vectrus, Inc. (a)	13,417	432,430
Veritiv Corp. (a)	9,293	253,234
Vicor Corp. (a)	16,479	371,601
Wabash National Corp. (b)	43,298	872,455
Watts Water Technologies, Inc. - Class A	10,806	803,966
Wesco Aircraft Holdings, Inc. (a)	41,527	307,300
Woodward, Inc.	8,451	653,685

		61,538,583

Commercial & Professional Services - 7.0%
ABM Industries, Inc.	25,413	1,087,676
Acacia Research Corp. (a)	79,322	333,152
ACCO Brands Corp. (a)	29,024	381,666
Advanced Disposal Services, Inc. (a)	3,391	79,112
ARC Document Solutions, Inc. (a)	103,133	284,647
Barrett Business Services, Inc.	8,657	574,478
BG Staffing, Inc.	777	12,176
Brady Corp. - Class A	36,704	1,435,126
Casella Waste Systems, Inc. (a)	11,426	243,602
CBIZ, Inc. (a)	48,149	710,198
CECO Environmental Corp.	72,473	392,079
CompX International, Inc.	100	1,340
CRA International, Inc.	13,463	608,528
Deluxe Corp.	10,299	732,259
Ennis, Inc.	37,706	797,482
Essendant, Inc.	38,793	365,042
Exponent, Inc.	6,208	468,704
Franklin Covey Co. (a)	25,459	511,726

	SHARES	FAIR VALUE
Commercial & Professional Services - 7.0% (continued)
FTI Consulting, Inc. (a)	10,378	$446,358
GP Strategies Corp. (a)	6,455	148,465
Healthcare Services Group, Inc.	22,389	1,162,661
Heidrick & Struggles International, Inc.	33,642	841,050
Heritage-Crystal Clean, Inc. (a)	25,178	482,159
Herman Miller, Inc.	35,890	1,283,067
Hill International, Inc. (a)	65,094	371,036
HNI Corp.	17,382	608,370
Hudson Technologies, Inc. (a)	21,000	120,540
Huron Consulting Group, Inc. (a)	5,194	212,435
ICF International, Inc. (a)	18,025	974,251
InnerWorkings, Inc. (a)	66,555	722,122
Insperity, Inc.	6,551	772,363
Interface, Inc.	47,900	1,195,105
Kelly Services, Inc.	35,802	1,043,628
Kforce, Inc.	35,439	921,414
Kimball International, Inc. - Class B	64,851	1,202,338
Knoll, Inc.	29,986	652,795
Korn/Ferry International	9,530	417,795
LSC Communications, Inc.	1,600	26,176
Matthews International Corp. - Class A	5,098	288,802
McGrath RentCorp.	13,545	647,451
Mistras Group, Inc. (a)	14,027	321,920
MSA Safety, Inc.	14,610	1,256,460
Multi-Color Corp.	2,689	205,708
Navigant Consulting, Inc. (a)	37,896	727,224
NL Industries, Inc. (a)	24,724	379,513
On Assignment, Inc. (a)	17,078	1,092,309
Pendrell Corp. (a)	300	2,064
Quad Graphics, Inc.	22,904	515,569
Resources Connection, Inc.	33,407	536,182
RPX Corp.	77,454	1,021,618
RR Donnelley & Sons Co.	20,748	194,824
SP Plus Corp. (a)	26,098	1,023,042
Steelcase, Inc. - Class A	45,061	684,927
Team, Inc. (a)	1,914	26,317
Tetra Tech, Inc.	20,813	1,040,650
The Brink’s Co.	10,203	824,913
TriNet Group, Inc. (a)	16,143	722,561
TrueBlue, Inc. (a)	33,775	960,899
UniFirst Corp.	7,864	1,285,764
US Ecology, Inc.	1,328	68,326
Viad Corp.	9,554	550,310
VSE Corp.	7,176	342,797
Willdan Group, Inc. (a)	3,300	83,622

		37,426,893

Consumer Durables & Apparel - 5.2%
Acushnet Holdings Corp. (b)	36,293	721,142
American Outdoor Brands Corp. (a)(b)	16,782	235,451
AV Homes, Inc. (a)(b)	23,466	430,601
Bassett Furniture Industries, Inc.	17,254	662,554
Beazer Homes USA, Inc. (a)	11,408	241,393
Callaway Golf Co.	46,033	667,939
Cavco Industries, Inc. (a)	1,528	234,013
Century Communities, Inc. (a)	4,244	133,049
Clarus Corp. (a)	1,400	10,780
Columbia Sportswear Co.	26,854	1,888,105

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 5.2% (continued)
Crocs, Inc. (a)	69,253	$756,935
CSS Industries, Inc.	7,090	193,202
Culp, Inc.	9,748	312,911
Deckers Outdoor Corp. (a)(b)	12,067	901,767
Delta Apparel, Inc. (a)	400	8,100
Escalade, Inc.	6,351	86,374
Ethan Allen Interiors, Inc.	23,118	679,669
Flexsteel Industries, Inc.	11,305	587,860
Fossil Group, Inc. (a)(b)	47,251	334,537
G-III Apparel Group Ltd. (a)	21,649	666,789
GoPro, Inc. - Class A (a)(b)	11,491	98,133
Green Brick Partners, Inc. (a)	14,994	180,678
Hamilton Beach Brands Holding Co. (a)	13,494	385,659
Helen of Troy Ltd. (a)(c)	12,447	1,112,762
Hooker Furniture Corp.	14,677	733,850
Hovnanian Enterprises, Inc. - Class A (a)	29,097	82,926
Installed Building Products, Inc. (a)	991	76,357
iRobot Corp. (a)(b)	6,305	432,649
JAKKS Pacific, Inc. (a)	30,167	73,909
Johnson Outdoors, Inc. - Class A	14,799	1,082,399
KB Home	5,708	179,003
La-Z-Boy, Inc.	29,901	983,743
Libbey, Inc.	30,615	207,876
Lifetime Brands, Inc.	17,596	318,488
M/I Homes, Inc. (a)	2,902	105,081
Malibu Boats, Inc. - Class A (a)	20,584	643,456
Marine Products Corp.	3,478	52,309
MCBC Holdings, Inc. (a)	25,614	604,490
MDC Holdings, Inc.	11,973	428,873
Movado Group, Inc.	25,831	758,140
NACCO Industries, Inc. - Class A	7,247	317,419
Nautilus, Inc. (a)	26,366	345,395
Oxford Industries, Inc.	9,777	674,613
Perry Ellis International, Inc. (a)	31,591	773,032
Sequential Brands Group, Inc. (a)(b)	17,966	31,800
Steven Madden Ltd. (a)	36,487	1,559,819
Sturm Ruger & Co., Inc. (b)	3,028	165,783
Superior Uniform Group, Inc.	6,989	177,730
Taylor Morrison Home Corp. - Class A (a)	49,338	1,192,006
The New Home Co., Inc. (a)	11,436	131,857
TopBuild Corp. (a)	14,527	987,691
TRI Pointe Group, Inc. (a)	4,081	73,948
Unifi, Inc. (a)	3,006	109,839
Universal Electronics, Inc. (a)	76	4,036
Vera Bradley, Inc. (a)	92,704	820,430
Vince Holding Corp. (a)(b)	9,937	49,188
Vista Outdoor, Inc. (a)	6,500	93,665
Wolverine World Wide, Inc.	41,222	1,194,201
ZAGG, Inc. (a)	38,244	782,090

		27,778,494

Consumer Services - 4.4%
Adtalem Global Education, Inc.	29,515	1,223,397
American Public Education, Inc. (a)	16,601	445,737
Ascent Capital Group, Inc. - Class A (a)	14,228	171,305
Belmond Ltd. - Class A (a)(c)	3,692	45,781
Biglari Holdings, Inc. (a)	717	245,931
BJ’s Restaurants, Inc.	7,002	250,321

	SHARES	FAIR VALUE
Consumer Services - 4.4% (continued)
Bloomin’ Brands, Inc.	39,197	$841,560
Bob Evans Farms, Inc.	10,444	815,050
Bojangles’, Inc. (a)	1,383	18,601
Bridgepoint Education, Inc. (a)	48,339	441,335
Bright Horizons Family Solutions, Inc. (a)	70	6,226
Brinker International, Inc. (b)	11,900	437,087
Buffalo Wild Wings, Inc. (a)	2,838	442,586
Caesars Entertainment Corp. (a)	71,758	950,793
Cambium Learning Group, Inc. (a)	629	3,724
Capella Education Co.	2,806	239,352
Career Education Corp. (a)	43,808	581,332
Carriage Services, Inc. (b)	2,900	74,298
Carrols Restaurant Group, Inc. (a)	13,094	173,496
Century Casinos, Inc. (a)	35,721	323,275
Chegg, Inc. (a)	400	6,084
Churchill Downs, Inc.	790	185,650
Chuy’s Holdings, Inc. (a)	16,882	420,362
Collectors Universe, Inc.	9,391	271,306
Cracker Barrel Old Country Store, Inc. (b)	3,452	539,651
Dave & Buster’s Entertainment, Inc. (a)	1,881	99,749
Del Frisco’s Restaurant Group, Inc. (a)	36,816	535,673
Del Taco Restaurants, Inc. (a)	24,620	302,334
Denny’s Corp. (a)	34,219	463,667
DineEquity, Inc.	400	18,348
El Pollo Loco Holdings, Inc. (a)	5,564	58,700
Eldorado Resorts, Inc. (a)(b)	3,706	113,404
Fiesta Restaurant Group, Inc. (a)(b)	19,590	370,251
Fogo De Chao, Inc. (a)	3,802	44,293
Golden Entertainment, Inc. (a)	1,412	48,460
Grand Canyon Education, Inc. (a)	5,077	482,112
Houghton Mifflin Harcourt Co. (a)	29,709	289,663
ILG, Inc.	9,579	269,074
International Speedway Corp. - Class A	19,328	797,280
J Alexander’s Holdings, Inc. (a)	28,810	292,422
Jack in the Box, Inc.	700	72,457
K12, Inc. (a)	34,543	571,341
La Quinta Holdings, Inc. (a)	11,155	198,671
Laureate Education, Inc. - Class A (a)	17,523	238,838
Liberty Tax, Inc. - Class A	5,123	61,220
Luby’s, Inc. (a)	56,889	158,720
Marriott Vacations Worldwide Corp.	3,211	431,077
Monarch Casino & Resort, Inc. (a)	8,757	410,966
Papa John’s International, Inc.	4,401	257,282
Penn National Gaming, Inc. (a)	25,945	746,178
Pinnacle Entertainment, Inc. (a)	21,459	658,362
Potbelly Corp. (a)	51,893	666,825
RCI Hospitality Holdings, Inc.	1,300	42,809
Red Robin Gourmet Burgers, Inc. (a)	4,055	212,482
Regis Corp. (a)	68,830	1,097,839
Ruby Tuesday, Inc. (a)	58,033	138,699
Ruth’s Hospitality Group, Inc.	34,024	729,815
SeaWorld Entertainment, Inc. (a)(b)	18,046	212,041
Sonic Corp. (b)	3,535	90,213
Speedway Motorsports, Inc.	27,480	530,364
Strayer Education, Inc.	4,952	491,387
Texas Roadhouse, Inc.	9,364	478,219
The Cheesecake Factory, Inc. (b)	14,169	694,848
The Habit Restaurants, Inc. - Class A (a)	78	729

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Services - 4.4% (continued)
The Marcus Corp.	100	$2,810
Weight Watchers International, Inc. (a)(b)	16,938	746,458

		23,280,320

Diversified Financials - 2.5%
Artisan Partners Asset Management, Inc.	3,800	150,100
B. Riley Financial, Inc.	4,015	72,270
Cannae Holdings, Inc. (a)	41,052	747,557
Cohen & Steers, Inc.	10,145	472,554
Diamond Hill Investment Group, Inc.	131	27,649
Donnelley Financial Solutions, Inc. (a)	400	8,160
Enova International, Inc. (a)(b)	23,455	348,307
Evercore Partners, Inc. - Class A	14,214	1,234,486
EZCORP, Inc. - Class A (a)(b)	36,794	443,368
Fifth Street Asset Management, Inc.	42,753	173,150
Financial Engines, Inc. (b)	6,161	171,892
FirstCash, Inc.	6,053	407,972
GAIN Capital Holdings, Inc.	1,330	10,041
GAMCO Investors, Inc. - Class A	16,976	496,548
Green Dot Corp. - Class A (a)(b)	16,063	992,693
Greenhill & Co., Inc. (b)	4,193	85,118
Hamilton Lane, Inc. (b)	2,500	86,175
Hennessy Advisors, Inc.	3,284	54,547
Houlihan Lokey, Inc.	25,645	1,144,793
Investment Technology Group, Inc.	17,895	321,931
Janus Henderson Group PLC (c)	29,031	1,081,985
Ladenburg Thalmann Financial Services, Inc.	22,519	77,691
Manning & Napier, Inc.	23,635	86,268
Marlin Business Services Corp.	23,042	549,552
Medley Management, Inc. - Class A	19,295	136,995
Moelis & Co.	19,857	951,150
NewStar Financial, Inc.	4,220	49,796
OM Asset Management PLC (c)	6,288	103,123
On Deck Capital, Inc. (a)(b)	15,001	79,355
Oppenheimer Holdings, Inc. - Class A	2,670	71,957
PICO Holdings, Inc.	28,043	367,363
Piper Jaffray Cos.	4,207	330,460
PJT Partners, Inc. - Class A	763	32,450
Pzena Investment Management, Inc. - Class A	53,714	600,523
Regional Management Corp. (a)	1,154	28,469
Silvercrest Asset Management Group, Inc. - Class A	11,241	170,863
Sutherland Asset Management Corp.	500	7,900
Tiptree, Inc.	2,514	16,844
Virtu Financial, Inc. - Class A (b)	12,671	206,537
Virtus Investment Partners, Inc.	385	46,219
Waddell & Reed Financial, Inc. - Class A (b)	57,956	1,176,507
Westwood Holdings Group, Inc.	4,147	283,447
World Acceptance Corp. (a)(b)	2,041	169,362

		14,074,127

Energy - 1.7%
Adams Resources & Energy, Inc.	7,716	365,816
Andeavor	2,941	310,187
Arch Coal, Inc.	3,497	288,712

	SHARES	FAIR VALUE
Energy - 1.7% (continued)
Archrock, Inc.	9,812	$93,214
C&J Energy Services, Inc. (a)	1,800	56,268
Clean Energy Fuels Corp. (a)	16,390	36,877
Cloud Peak Energy, Inc. (a)	14,700	60,858
Contango Oil & Gas Co. (a)	2,645	6,454
CVR Energy, Inc. (b)	20,112	656,657
Dawson Geophysical Co. (a)	32,890	161,161
Delek US Holdings, Inc.	28,275	939,295
Diamond Offshore Drilling, Inc. (a)(b)	300	4,812
Dorian LPG Ltd. (a)(c)	11,451	82,676
Dril-Quip, Inc. (a)	7,900	378,805
Ensco PLC (b)(c)	6,763	36,317
EP Energy Corp. - Class A (a)	86	154
Era Group, Inc. (a)	19,263	212,664
Evolution Petroleum Corp.	24,790	173,530
Exterran Corp. (a)	12,823	392,897
Gulf Island Fabrication, Inc.	2,800	35,560
Hallador Energy Co.	6,700	43,952
Independence Contract Drilling, Inc. (a)	7,727	27,431
International Seaways, Inc. (a)(c)	13,700	232,763
Jagged Peak Energy, Inc. (a)(b)	11,772	178,699
Key Energy Services, Inc. (a)	400	3,968
Mammoth Energy Services, Inc. (a)	10,493	197,793
Matrix Service Co. (a)	32,130	549,423
McDermott International, Inc. (a)(c)	14,400	104,544
Natural Gas Services Group, Inc. (a)	11,771	300,160
Navios Maritime Acquisition Corp. (c)	23,370	31,316
Oil States International, Inc. (a)	16,246	386,655
Overseas Shipholding Group, Inc. - Class A (a)	92,474	270,024
Pacific Ethanol, Inc. (a)(b)	13,392	60,264
Panhandle Oil and Gas, Inc.	200	4,440
Par Pacific Holdings, Inc. (a)	10,100	209,676
Peabody Energy Corp. (a)	6,500	216,515
Penn Virginia Corp. (a)	500	17,155
Renewable Energy Group, Inc. (a)(b)	46,020	522,327
REX American Resources Corp. (a)	6,852	627,232
RigNet, Inc. (a)(b)	27,253	438,773
Ring Energy, Inc. (a)	1,900	26,942
Rowan Cos. PLC (a)(c)	400	5,788
Scorpio Tankers, Inc. (c)	131	406
Seadrill Ltd. (a)(b)(c)	6,015	1,780
Smart Sand, Inc. (a)(b)	16,649	132,693
Teekay Tankers Ltd. - Class A (b)(c)	56,113	89,220
Tellurian, Inc. (a)(b)	6,000	75,720
Tesco Corp. (a)(c)	1,477	5,982
TETRA Technologies, Inc. (a)	25,137	101,051
Ultra Petroleum Corp. (a)(b)(c)	11,111	106,554
Westmoreland Coal Co. (a)	9,177	10,554
Willbros Group, Inc. (a)	10,038	13,250

		9,285,964

Food & Staples Retailing - 1.6%
Ingles Markets, Inc. - Class A	13,592	377,178
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	37,563	295,245
Performance Food Group Co. (a)	57,499	1,704,845
PriceSmart, Inc. (b)	6,089	520,610

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Food & Staples Retailing - 1.6% (continued)
Smart & Final Stores, Inc. (a)	74,768	$684,127
SpartanNash Co.	25,035	634,637
SUPERVALU, Inc. (a)(b)	37,630	687,876
The Andersons, Inc.	10,358	334,564
The Chefs’ Warehouse, Inc. (a)	32,012	648,243
United Natural Foods, Inc. (a)	26,336	1,264,655
Village Super Market, Inc. - Class A	14,034	359,972
Weis Markets, Inc.	18,271	752,217

		8,264,169

Food, Beverage & Tobacco - 2.0%
Alliance One International, Inc. (a)	4,870	62,823
Boston Beer Company, Inc. - Class A (a)(b)	364	65,465
Calavo Growers, Inc.	389	29,720
Cal-Maine Foods, Inc. (a)(b)	1,100	54,725
Coca-Cola Bottling Co.	1,807	389,788
Craft Brew Alliance, Inc. (a)	10,018	194,850
Darling Ingredients, Inc. (a)	49,496	888,453
Dean Foods Co. (b)	47,934	534,944
Farmer Brothers Co. (a)	310	10,602
Fresh Del Monte Produce, Inc. (c)	22,523	1,096,870
Hostess Brands, Inc. (a)(b)	7,810	109,809
Inventure Foods, Inc. (a)	4,252	17,008
J&J Snack Foods Corp.	4,175	630,884
John B Sanfilippo & Son, Inc.	8,617	520,639
Lancaster Colony Corp.	5,026	669,865
Landec Corp. (a)	32,169	402,113
Lifeway Foods, Inc. (a)	20,159	205,219
MGP Ingredients, Inc.	100	7,435
Omega Protein Corp.	21,640	474,998
Sanderson Farms, Inc.	4,784	811,797
Seaboard Corp.	233	1,007,734
Seneca Foods Corp. - Class A (a)	6,163	211,699
Snyder’s-Lance, Inc.	35,233	1,362,812
Tootsie Roll Industries, Inc. (b)	6,705	250,767
Turning Point Brands, Inc.	1,600	27,904
Universal Corp.	10,186	543,423
Vector Group Ltd. (b)	3,267	73,475

		10,655,821

Health Care Equipment & Services - 5.5%
Abaxis, Inc.	3,081	150,168
Aceto Corp.	11,794	125,134
Addus HomeCare Corp. (a)	4,133	137,629
Allscripts Healthcare Solutions, Inc. (a)	19,400	277,420
Almost Family, Inc. (a)	4,089	242,887
Amedisys, Inc. (a)	6,915	373,410
American Renal Associates Holdings, Inc. (a)(b)	18,662	270,226
AMN Healthcare Services, Inc. (a)	16,293	817,909
Analogic Corp.	5,519	456,973
AngioDynamics, Inc. (a)	39,208	673,593
Anika Therapeutics, Inc. (a)	7,687	423,707
Antares Pharma, Inc. (a)(b)	19,240	35,594
AtriCure, Inc. (a)	4,800	88,800
Atrion Corp.	430	290,078
Avinger, Inc. (a)	99	24
AxoGen, Inc. (a)	4,880	130,296

	SHARES	FAIR VALUE
Health Care Equipment & Services - 5.5% (continued)
BioTelemetry, Inc. (a)	1,114	$32,306
Cantel Medical Corp.	4,138	440,614
Cardiovascular Systems, Inc. (a)	411	10,300
Chemed Corp.	3,418	840,623
Civitas Solutions, Inc. (a)	21,492	418,019
Computer Programs & Systems, Inc. (b)	1,000	30,300
ConforMIS, Inc. (a)	3,468	11,063
CONMED Corp.	5,250	280,875
CorVel Corp. (a)	11,028	609,297
Cotiviti Holdings, Inc. (a)	9,919	324,153
Cross Country Healthcare, Inc. (a)	54,079	739,260
CryoLife, Inc. (a)	2,250	45,787
Cutera, Inc. (a)	13,884	569,938
Diplomat Pharmacy, Inc. (a)(b)	56,590	1,012,961
Exactech, Inc. (a)	10,506	440,727
FONAR Corp. (a)	3,500	86,975
Genesis Healthcare, Inc. (a)	26,489	18,269
Glaukos Corp. (a)(b)	6,510	174,273
Globus Medical, Inc. - Class A (a)(b)	26,652	1,013,043
Haemonetics Corp. (a)	15,117	873,763
Halyard Health, Inc. (a)	7,249	351,866
HealthSouth Corp.	2,582	128,971
HealthStream, Inc. (a)	14,693	349,400
HMS Holdings Corp. (a)	3,827	63,260
ICU Medical, Inc. (a)	681	145,325
Inogen, Inc. (a)	2,420	311,551
Inovalon Holdings, Inc. (a)	2,100	33,390
Integra LifeSciences Holdings Corp. (a)	7,526	365,914
Invacare Corp.	14,542	255,212
InVivo Therapeutics Holdings Corp. (a)(b)	5,400	6,480
iRadimed Corp. (a)(b)	26,141	364,667
IRIDEX Corp. (a)	514	4,472
Kindred Healthcare, Inc. (a)	58,122	427,197
Lantheus Holdings, Inc. (a)	6,600	147,840
LeMaitre Vascular, Inc.	14,611	481,140
LHC Group, Inc. (a)	11,395	749,449
LivaNova PLC (a)(c)	7,305	636,850
Magellan Health, Inc. (a)	6,973	589,218
Masimo Corp. (a)	20,724	1,841,120
Meridian Bioscience, Inc.	38,390	577,769
Merit Medical Systems, Inc. (a)	1,200	52,140
Molina Healthcare, Inc. (a)(b)	1,022	79,961
National HealthCare Corp.	7,318	485,549
National Research Corp. - Class A	15,994	542,996
Natus Medical, Inc. (a)	7,940	317,997
Neogen Corp. (a)	2,935	246,246
Nobilis Health Corp. (a)(c)	26	34
NuVasive, Inc. (a)	865	49,902
NxStage Medical, Inc. (a)	5,032	129,272
Omnicell, Inc. (a)	7,414	388,494
OraSure Technologies, Inc. (a)	7,864	130,149
Orthofix International N.V. (a)(c)	9,605	520,783
Owens & Minor, Inc.	48,173	922,031
PharMerica Corp. (a)	18,739	548,116
Quality Systems, Inc. (a)	58,486	843,953
Quorum Health Corp. (a)	11,088	52,003
R1 RCM, Inc. (a)	4,900	19,012
RadNet, Inc. (a)	26,122	274,281

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 5.5% (continued)
RTI Surgical, Inc. (a)	60,734	$291,523
Sientra, Inc. (a)	6,200	88,288
Simulations Plus, Inc.	4,684	72,836
STAAR Surgical Co. (a)	9,776	169,614
Surgery Partners, Inc. (a)(b)	2,200	20,680
Surmodics, Inc. (a)	6,325	209,358
Tabula Rasa HealthCare, Inc. (a)	15,450	535,961
Tactile Systems Technology, Inc. (a)(b)	5,258	156,846
The Ensign Group, Inc.	14,442	350,507
The Providence Service Corp. (a)	8,251	499,516
Tivity Health, Inc. (a)(b)	2,207	81,218
Triple-S Management Corp. - Class B (a)(c)	9,352	265,784
US Physical Therapy, Inc.	2,501	182,698
Utah Medical Products, Inc.	2,100	171,465
Varex Imaging Corp. (a)	3,323	123,184
Vocera Communications, Inc. (a)	1,418	41,547

		29,161,429

Household & Personal Products - 1.0%
Avon Products, Inc. (a)	79,798	158,000
Central Garden & Pet Co. (a)(b)	16,155	640,223
Central Garden & Pet Co. - Class A (a)	19,710	760,215
HRG Group, Inc. (a)	47,381	822,060
Inter Parfums, Inc.	18,855	835,276
Lifevantage Corp. (a)(b)	83,234	441,972
Medifast, Inc.	1,618	110,881
Natural Health Trends Corp. (b)	14,488	260,060
Nature’s Sunshine Products, Inc.	16,616	213,516
Oil-Dri Corp. of America	6,962	313,917
Revlon, Inc. (a)(b)	6,112	133,853
USANA Health Sciences, Inc. (a)	3,582	256,829
WD-40 Co. (b)	1,159	138,385

		5,085,187

Insurance - 3.7%
Ambac Financial Group, Inc. (a)	1,953	29,412
American Equity Investment Life Holding Co.	22,355	709,324
AMERISAFE, Inc.	12,286	806,576
AmTrust Financial Services, Inc.	1,000	9,640
Atlas Financial Holdings, Inc. (a)(c)	1,380	27,600
Baldwin & Lyons, Inc. - Class B	24,575	599,630
Blue Capital Reinsurance Holdings Ltd. (c)	22,510	274,622
Citizens, Inc. (a)(b)	17,857	153,570
CNO Financial Group, Inc.	22,441	565,738
Crawford & Co. - Class B	21,804	218,476
Donegal Group, Inc. - Class A	36,419	644,980
eHealth, Inc. (a)	19,644	450,633
EMC Insurance Group, Inc.	16,187	502,121
Employers Holdings, Inc.	13,449	659,001
FBL Financial Group, Inc. - Class A	7,879	594,077
Federated National Holding Co.	2,962	40,046
Fidelity & Guaranty Life (b)	21,609	672,040
Global Indemnity Ltd. (a)(c)	1,848	80,074
Hallmark Financial Services, Inc. (a)	29,290	327,169
HCI Group, Inc. (b)	2,660	79,986
Health Insurance Innovations, Inc. (a)(b)	4,400	102,740
Heritage Insurance Holdings, Inc. (b)	40,607	730,114

	SHARES	FAIR VALUE
Insurance - 3.7% (continued)
Horace Mann Educators Corp.	12,676	$591,969
Independence Holding Co.	600	17,820
Infinity Property & Casualty Corp.	4,515	486,717
Investors Title Co.	316	63,516
James River Group Holdings Ltd. (c)	10,963	443,782
Kemper Corp.	15,906	1,097,514
Kingstone Cos., Inc. (b)	3,600	70,020
Kinsale Capital Group, Inc. (b)	11,157	497,491
Maiden Holdings Ltd. (c)	36,083	234,540
National General Holdings Corp.	52,515	1,109,642
National Western Life Group, Inc. - Class A	2,068	731,017
NI Holdings, Inc. (a)	700	12,292
Primerica, Inc.	1,106	115,024
RLI Corp.	12,457	744,057
Safety Insurance Group, Inc.	11,690	962,672
Selective Insurance Group, Inc.	11,364	695,477
State Auto Financial Corp.	4,202	117,278
Stewart Information Services Corp.	22,798	919,443
The Navigators Group, Inc.	15,475	796,962
Third Point Reinsurance Ltd. (a)(c)	871	14,763
United Fire Group, Inc.	15,003	721,044
United Insurance Holdings Corp.	12,382	206,656
Universal Insurance Holdings, Inc. (b)	19,720	520,608

		19,447,873

Materials - 3.4%
A Schulman, Inc.	8,896	337,603
AgroFresh Solutions, Inc. (a)(b)	32,008	194,609
American Vanguard Corp.	22,284	443,452
Ampco-Pittsburgh Corp.	1,000	14,300
Balchem Corp.	600	52,362
Boise Cascade Company	15,049	579,386
Calgon Carbon Corp.	8,941	193,126
Carpenter Technology Corp.	1,139	56,301
Century Aluminum Co. (a)	2,003	26,540
Chase Corp.	3,526	445,334
Clearwater Paper Corp. (a)	700	33,215
Codexis, Inc. (a)	400	2,760
Coeur Mining, Inc. (a)(b)	23,937	182,400
Commercial Metals Co.	24,137	478,878
Core Molding Technologies, Inc.	1,900	40,888
Ferro Corp. (a)	8,782	222,624
Ferroglobe PLC (c)	51,938	847,628
Flotek Industries, Inc. (a)	300	1,416
Forterra, Inc. (a)(b)	1,940	19,090
FutureFuel Corp.	57,176	858,212
GCP Applied Technologies, Inc. (a)	3,199	104,767
Gold Resource Corp.	90,982	362,108
Greif, Inc. - Class A	9,865	538,333
Greif, Inc. - Class B	2,257	140,724
Hawkins, Inc.	7,552	289,619
Haynes International, Inc.	450	14,418
HB Fuller Co.	11,307	639,637
Hecla Mining Co. (b)	36,730	137,370
Ingevity Corp. (a)	800	63,672
Innophos Holdings, Inc.	9,615	445,463
Innospec, Inc.	1,183	84,466
Intrepid Potash, Inc. (a)	3,200	12,224

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Materials - 3.4% (continued)
Kaiser Aluminum Corp.	1,712	$165,824
KapStone Paper and Packaging Corp.	3,565	79,250
Klondex Mines Ltd. (a)(c)	41,090	99,849
KMG Chemicals, Inc.	11,122	604,926
Koppers Holdings, Inc. (a)	72	3,593
Kraton Corp. (a)	1,863	87,654
Kronos Worldwide, Inc.	9,039	252,278
Louisiana-Pacific Corp. (a)	43,027	1,187,975
Materion Corp.	19,671	961,912
Minerals Technologies, Inc.	7,977	577,934
Myers Industries, Inc.	35,808	764,501
Neenah Paper, Inc.	3,894	348,124
Olin Corp.	29	1,033
Olympic Steel, Inc.	120	2,390
OMNOVA Solutions, Inc. (a)	9,130	97,691
PolyOne Corp.	19,452	898,877
Quaker Chemical Corp.	2,600	428,428
Real Industry, Inc. (a)	8,429	2,276
Ryerson Holding Corp. (a)	11	102
Schnitzer Steel Industries, Inc. - Class A	5,749	167,871
Schweitzer-Mauduit International, Inc.	4,683	211,999
Sensient Technologies Corp.	10,045	778,789
Stepan Co.	6,469	537,639
SunCoke Energy, Inc. (a)	14,191	161,635
Trecora Resources (a)	8,557	107,390
Tredegar Corp.	48	946
Trinseo S.A. (c)	3,829	282,580
UFP Technologies, Inc. (a)	7,925	218,334
United States Lime & Minerals, Inc.	4,591	391,842
Valhi, Inc.	10,199	68,843
Verso Corp. (a)	13,773	157,425
Warrior Met Coal, Inc.	5,200	115,544
Worthington Industries, Inc.	12,035	500,656

		18,129,035

Media - 1.9%
Beasley Broadcast Group, Inc.	200	2,270
Entercom Communications Corp. - Class A	1,420	16,472
Entravision Communications Corp. - Class A	20,082	141,578
Eros International PLC (a)(c)	173	2,180
Gannett Co., Inc.	98,614	1,130,116
Gray Television, Inc. (a)	8,411	121,118
Hemisphere Media Group, Inc. (a)	23,630	264,656
MDC Partners, Inc. - Class A (a)(c)	27,510	319,116
Meredith Corp. (b)	16,058	1,094,353
MSG Networks, Inc. - Class A (a)	32,772	584,980
National CineMedia, Inc.	37,954	237,213
New Media Investment Group, Inc.	55,283	959,713
Reading International, Inc. - Class A (a)	2,048	32,707
Saga Communications, Inc. - Class A	2,135	96,289
Salem Media Group, Inc.	35,178	168,854
Scholastic Corp.	25,259	1,038,650
Sinclair Broadcast Group, Inc. - Class A (b)	1,600	54,480
The EW Scripps Co. - Class A (a)	11,535	173,832
The New York Times Co. - Class A	78,029	1,466,945
Time, Inc.	54,718	1,017,755

	SHARES	FAIR VALUE
Media - 1.9% (continued)
Townsquare Media, Inc. - Class A (a)	22,362	$177,554
Tronc, Inc. (a)	39,572	700,820
Urban One, Inc. (a)	40,931	63,443
World Wrestling Entertainment, Inc. - Class A	695	19,801

		9,884,895

Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
AMAG Pharmaceuticals, Inc. (a)	1,500	20,925
Amphastar Pharmaceuticals, Inc. (a)	11,145	218,330
Cambrex Corp. (a)	12,922	631,240
Catalent, Inc. (a)	1,082	43,053
ChemoCentryx, Inc. (a)	3,400	22,100
Conatus Pharmaceuticals, Inc. (a)	31,027	128,762
Corcept Therapeutics, Inc. (a)	31,304	561,594
Depomed, Inc. (a)	31,060	213,071
Eagle Pharmaceuticals, Inc. (a)(b)	1,600	94,496
Emergent BioSolutions, Inc. (a)	1,900	83,467
Enzo Biochem, Inc. (a)	16,577	162,620
G1 Therapeutics, Inc. (a)	2,100	43,155
Genomic Health, Inc. (a)	3,200	96,928
Heska Corp. (a)	629	53,987
Horizon Pharma PLC (a)(c)	6,300	90,594
INC Research Holdings, Inc. - Class A (a)	866	33,168
Insys Therapeutics, Inc. (a)(b)	14,227	75,403
Intersect ENT, Inc. (a)	9,274	283,321
Luminex Corp.	19,658	419,895
Madrigal Pharmaceuticals, Inc. (a)	739	37,201
Medpace Holdings, Inc. (a)	9,273	308,884
Myriad Genetics, Inc. (a)	12,397	429,308
Natera, Inc. (a)	100	973
NeoGenomics, Inc. (a)	31,767	293,527
Ovid therapeutics, Inc. (a)	8,100	99,711
Paratek Pharmaceuticals, Inc. (a)	65	1,225
Phibro Animal Health Corp. - Class A	16,946	588,026
PRA Health Sciences, Inc. (a)	2,318	190,934
Repligen Corp. (a)	300	10,635
Sucampo Pharmaceuticals, Inc. (a)	2,800	35,560
Titan Pharmaceuticals, Inc. (a)(b)	30,698	47,582
Trevena, Inc. (a)	31,468	52,237
Vanda Pharmaceuticals, Inc. (a)	700	9,835
Veracyte, Inc. (a)	3,210	21,764

		5,403,511

Real Estate - 0.5%
Altisource Portfolio Solutions, S.A. (a)(c)	3,075	81,980
Forestar Group, Inc. (a)(b)	3,362	74,804
HFF, Inc. - Class A	16,191	730,862
Marcus & Millichap, Inc. (a)(b)	21,752	695,194
Maui Land & Pineapple Co., Inc. (a)	4,500	72,900
NorthStar Realty Europe Corp.	2,900	42,079
RE/MAX Holdings, Inc. - Class A	1,635	87,227
The RMR Group, Inc. - Class A	11,846	713,721

		2,498,767

Retailing - 7.6%
1-800-Flowers.com, Inc. - Class A (a)	71,699	734,915
Aaron’s, Inc.	37,779	1,425,024

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 7.6% (continued)
Abercrombie & Fitch Co. (b)	84,822	$1,472,510
American Eagle Outfitters, Inc.	134,816	2,167,841
America’s Car-Mart, Inc. (a)(b)	14,733	684,348
Asbury Automotive Group, Inc. (a)	6,423	422,633
Ascena Retail Group, Inc. (a)(b)	77,092	180,395
Barnes & Noble Education, Inc. (a)	94,711	572,054
Barnes & Noble, Inc.	54,769	377,906
Big 5 Sporting Goods Corp. (b)	89,067	672,456
Big Lots, Inc. (b)	5,967	352,650
Boot Barn Holdings, Inc. (a)(b)	14,815	219,410
Build-A-Bear Workshop, Inc. (a)	65,652	538,346
Caleres, Inc.	26,482	864,372
Camping World Holdings, Inc. - Class A	16,623	770,642
Chico’s FAS, Inc.	82,751	729,864
Citi Trends, Inc.	34,104	879,542
Conn’s, Inc. (a)(b)	7,411	229,000
Core-Mark Holding Co., Inc.	25,758	854,135
Destination XL Group, Inc. (a)(b)	105,009	212,643
Dillard’s, Inc. (b)	5,200	312,520
DSW, Inc. - Class A	51,748	1,103,785
Duluth Holdings, Inc. - Class B (a)(b)	131	2,488
Express, Inc. (a)	93,273	908,479
Five Below, Inc. (a)	6,531	403,616
Francesca’s Holdings Corp. (a)	70,285	521,515
Fred’s, Inc. - Class A (b)	28,336	145,647
FTD Companies, Inc. (a)	22,327	150,484
Gaia, Inc. (a)	5,854	74,639
Genesco, Inc. (a)	17,143	533,147
GNC Holdings, Inc. (b)	102,590	572,452
Group 1 Automotive, Inc.	7,540	610,966
Groupon, Inc. (a)	28,300	159,612
Guess, Inc. (b)	30,041	495,677
Haverty Furniture Cos., Inc.	43,097	1,040,793
Hibbett Sports, Inc. (a)	36,636	730,888
HSN, Inc. (b)	33,744	1,371,694
J. Jill, Inc. (a)	32,405	206,096
J.C. Penney Co., Inc. (a)(b)	14,200	47,002
Kirkland’s, Inc. (a)	52,523	683,324
Lands’ End, Inc. (a)(b)	9,239	112,716
Liberty TripAdvisor Holdings, Inc. (a)	49,503	462,853
Lithia Motors, Inc. - Class A	1,788	209,715
Lumber Liquidators Holdings, Inc. (a)(b)	3,611	102,372
MarineMax, Inc. (a)	670	14,305
Monro Muffler Brake, Inc. (b)	15,101	761,845
Office Depot, Inc.	254,825	833,278
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	4,400	208,780
Overstock.com, Inc. (a)(b)	32,406	1,526,323
Party City Holdco, Inc. (a)(b)	12,038	167,328
PetMed Express, Inc. (b)	3,304	130,012
Pier 1 Imports, Inc.	87,622	428,472
Rent-A-Center, Inc. (b)	41,485	466,291
Restoration Hardware Holdings, Inc. (a)(b)	4,500	456,255
Sears Hometown and Outlet Stores, Inc. (a)(b)	112,589	185,772
Shoe Carnival, Inc.	41,679	1,116,164
Shutterfly, Inc. (a)(b)	7,173	316,903
Sleep Number Corp. (a)	7,825	275,362
Sonic Automotive, Inc. - Class A	16,122	342,593

	SHARES	FAIR VALUE
Retailing - 7.6% (continued)
Sportsman’s Warehouse Holdings, Inc. (a)(b)	76,057	$383,327
Stage Stores, Inc. (b)	52,055	107,233
Stein Mart, Inc. (b)	279,280	346,307
Tailored Brands, Inc. (b)	64,565	1,088,566
The Buckle, Inc. (b)	32,213	716,739
The Cato Corp. - Class A	38,365	605,400
The Children’s Place, Inc.	8,709	1,157,426
The Container Store Group, Inc. (a)	37,394	213,146
The Finish Line, Inc. - Class A (b)	81,599	880,453
Tile Shop Holdings, Inc.	17,144	142,295
Tilly’s, Inc. - Class A	38,716	638,814
Tuesday Morning Corp. (a)(b)	42,882	111,493
Vitamin Shoppe, Inc. (a)	64,822	243,083
Wayfair, Inc. - Class A (a)	53	3,709
Weyco Group, Inc.	17,101	482,419
Winmark Corp.	1,070	142,203
Zumiez, Inc. (a)	38,524	839,823

		40,655,285

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	5,281	395,917
Alpha & Omega Semiconductor Ltd. (a)(c)	10,121	178,231
Ambarella, Inc. (a)(b)(c)	1,281	69,520
Amkor Technology, Inc. (a)	54,280	573,740
Axcelis Technologies, Inc. (a)	2,485	79,520
Brooks Automation, Inc.	41,291	1,027,733
Cabot Microelectronics Corp.	7,468	719,318
CEVA, Inc. (a)	1,000	47,500
Cirrus Logic, Inc. (a)	18,506	1,022,271
Cohu, Inc.	23,324	530,854
Cree, Inc. (a)	4,500	159,930
CyberOptics Corp. (a)(b)	2,200	34,980
Diodes, Inc. (a)	21,103	618,318
DSP Group, Inc. (a)	44,508	580,829
Entegris, Inc.	42,656	1,292,477
FormFactor, Inc. (a)	4,500	73,800
GSI Technology, Inc. (a)	3,500	27,895
Ichor Holdings Ltd. (a)(c)	8,087	229,752
IXYS Corp. (a)	44,917	1,091,483
Kopin Corp. (a)	12,010	38,672
Lattice Semiconductor Corp. (a)	12,421	72,911
MaxLinear, Inc. (a)	6,141	162,184
Microsemi Corp. (a)	86	4,545
MKS Instruments, Inc.	15,323	1,444,959
Monolithic Power Systems, Inc.	973	115,154
Nanometrics, Inc. (a)	17,052	429,028
NeoPhotonics Corp. (a)(b)	8,542	60,648
NVE Corp.	2,345	196,089
PDF Solutions, Inc. (a)	8,164	147,687
Photronics, Inc. (a)(b)	74,232	716,339
Pixelworks, Inc. (a)	7,500	43,125
Power Integrations, Inc.	4,169	327,266
Rambus, Inc. (a)	2,000	29,600
Rudolph Technologies, Inc. (a)	27,710	673,353
Sigma Designs, Inc. (a)	45,767	267,737
Silicon Laboratories, Inc. (a)	100	9,110
SMART Global Holdings, Inc. (a)(c)	3,400	101,966

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 2.8% (continued)
Synaptics, Inc. (a)	14,018	$529,039
Ultra Clean Holdings, Inc. (a)	5,122	107,460
Veeco Instruments, Inc. (a)	19	307
Xcerra Corp. (a)	69,846	692,174
Xperi Corp.	500	9,650

		14,933,071

Software & Services - 6.7%
8x8, Inc. (a)	14,116	199,036
A10 Networks, Inc. (a)	63,501	509,278
ACI Worldwide, Inc. (a)	18,420	421,450
Actua Corp. (a)	12,940	200,570
Acxiom Corp. (a)	2,839	77,363
ALJ Regional Holdings, Inc. (a)	27,627	101,115
Alteryx, Inc. (a)	4,200	104,832
Amber Road, Inc. (a)	1,900	13,946
American Software, Inc. - Class A	59,666	770,288
ANGI Homeservices, Inc. (a)	22,321	258,477
Appfolio, Inc. - Class A (a)	8,962	386,710
Apptio, Inc. - Class A (a)	34,960	779,958
Aspen Technology, Inc. (a)	200	13,384
AutoWeb, Inc. (a)	19,042	160,714
Barracuda Networks, Inc. (a)	5,551	153,485
Bazaarvoice, Inc. (a)	566	3,085
Blackbaud, Inc.	1,363	134,187
Blackhawk Network Holdings, Inc. (a)	10,345	380,179
Blackline, Inc. (a)	2,307	84,598
Blucora, Inc. (a)	16,670	342,568
Bottomline Technologies de, Inc. (a)	100	3,333
Brightcove, Inc. (a)	72,573	537,040
CACI International, Inc. - Class A (a)	8,502	1,121,839
Carbonite, Inc. (a)	13,368	321,500
Cardtronics PLC - Class A (a)(c)	6,519	122,101
Care.com, Inc. (a)	29,609	561,683
Cars.com, Inc. (a)(b)	6,100	147,864
Cass Information Systems, Inc.	1,056	71,924
ChannelAdvisor Corp. (a)	20,472	176,059
Cimpress, N.V. (a)(b)(c)	680	82,824
Cloudera, Inc. (a)	2,500	39,575
CommerceHub, Inc. - Series A (a)	2,217	50,681
CommerceHub, Inc. - Series C (a)	10,700	229,622
CommVault Systems, Inc. (a)	8,217	442,896
Convergys Corp.	60,797	1,500,470
CSG Systems International, Inc.	17,228	790,593
DHI Group, Inc. (a)	133,896	247,708
Endurance International Group Holdings, Inc. (a)	16,826	157,323
EPAM Systems, Inc. (a)	11,651	1,181,877
Everbridge, Inc. (a)	4,796	127,094
Everi Holdings, Inc. (a)	15,952	130,009
EVERTEC, Inc. (c)	18,104	251,646
ExlService Holdings, Inc. (a)	10,625	652,162
Fair Isaac Corp.	100	15,706
Forrester Research, Inc.	14,125	656,106
Gigamon, Inc. (a)	600	23,310
Globant S.A. (a)(b)(c)	1,322	52,880
Glu Mobile, Inc. (a)	49,814	194,773
Imperva, Inc. (a)	500	20,625

	SHARES	FAIR VALUE
Software & Services - 6.7% (continued)
Instructure, Inc. (a)	2,401	$83,435
J2 Global, Inc.	1,244	93,872
Limelight Networks, Inc. (a)	111,684	542,784
Liquidity Services, Inc. (a)	67,966	390,804
LivePerson, Inc. (a)	8,327	92,430
Majesco Entertainment Co. (a)	500	2,665
ManTech International Corp. - Class A	23,980	1,222,500
Marchex, Inc. - Class B (a)	44,642	147,319
MAXIMUS, Inc.	23,512	1,624,209
MicroStrategy, Inc. - Class A (a)	1,961	268,186
Mitek Systems, Inc. (a)	448	4,032
MobileIron, Inc. (a)	20,371	79,447
Model N, Inc. (a)	5,765	93,681
MoneyGram International, Inc. (a)(b)	42,411	603,933
Monotype Imaging Holdings, Inc.	900	22,680
MuleSoft, Inc. (a)	1,400	32,130
NIC, Inc.	41,514	689,132
Numerex Corp. - Class A (a)	50,417	203,181
Okta, Inc. (a)(b)	5,518	161,181
Pegasystems, Inc.	9,528	480,688
Perficient, Inc. (a)	37,273	721,605
PFSweb, Inc. (a)	32,124	228,080
Planet Payment, Inc. (a)	15,300	68,850
Presidio, Inc. (a)	11,235	173,468
Progress Software Corp.	14,744	609,517
Q2 Holdings, Inc. (a)	500	20,925
QAD, Inc. - Class A	16,258	598,294
QuinStreet, Inc. (a)	94,698	1,012,322
Rapid7, Inc. (a)	400	7,564
RealNetworks, Inc. (a)	27,487	114,896
RealPage, Inc. (a)	1,010	45,803
Reis, Inc.	9,550	207,235
RingCentral, Inc. - Class A (a)	8,703	410,346
Rosetta Stone, Inc. (a)	33,741	411,303
Sapiens International Corp N.V. (a)(c)	7,841	93,778
Science Applications International Corp.	11,247	834,527
SecureWorks Corp. - Class A (a)(b)	22,460	220,557
ServiceSource International, Inc. (a)	4,770	13,690
Shutterstock, Inc. (a)	3,622	153,899
Silver Spring Networks, Inc. (a)	28,723	461,579
SPS Commerce, Inc. (a)	500	25,230
Stamps.com, Inc. (a)(b)	579	97,504
StarTek, Inc. (a)	4,807	47,109
Sykes Enterprises, Inc. (a)	18,518	589,243
Synchronoss Technologies, Inc. (a)	7,395	74,246
Syntel, Inc. (a)	28,113	719,974
TechTarget, Inc. (a)	16,697	233,591
Telenav, Inc. (a)	30,833	169,581
TeleTech Holdings, Inc.	14,739	596,929
The Hackett Group, Inc.	44,193	721,672
The Meet Group, Inc. (a)(b)	30,524	77,531
The Rubicon Project, Inc. (a)	134,620	242,316
The Trade Desk, Inc. - Class A (a)(b)	3,339	164,078
Travelport Worldwide Ltd. (c)	21,845	292,505
Unisys Corp. (a)(b)	45,366	351,586
Varonis Systems, Inc. (a)	1,286	64,686
VASCO Data Security International, Inc. (a)	4,031	54,015
Verint Systems, Inc. (a)	1,400	61,250

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 6.7% (continued)
Veritone, Inc. (a)(b)	2,100	$50,316
Virtusa Corp. (a)	18,330	849,596
Web.com Group, Inc. (a)	18,597	427,731
Workiva, Inc. (a)	10,242	222,764
XO Group, Inc. (a)	29,376	567,838
Yelp, Inc. (a)	4,400	196,020
Yext, Inc. (a)(b)	3,000	42,930
Zendesk, Inc. (a)	2,700	90,747
Zix Corp. (a)	87,352	384,349

		35,668,310

Technology Hardware & Equipment - 6.1%
3D Systems Corp. (a)(b)	913	8,062
Acacia Communications, Inc. (a)(b)	6,603	255,404
ADTRAN, Inc.	14,063	324,855
Aerohive Networks, Inc. (a)	52,504	283,522
Agilysys, Inc. (a)	33,222	406,637
Anixter International, Inc. (a)	14,814	1,059,201
Applied Optoelectronics, Inc. (a)	1,600	69,856
Avid Technology, Inc. (a)	40,775	274,416
AVX Corp.	106,646	1,934,558
Badger Meter, Inc. (b)	15,811	733,630
Bel Fuse, Inc. - Class B	18,147	487,247
Belden, Inc.	1,644	139,230
Benchmark Electronics, Inc. (a)	39,845	1,215,273
Black Box Corp.	26,204	93,024
CalAmp Corp. (a)	3,918	89,526
Calix, Inc. (a)	78,192	516,067
Ciena Corp. (a)(b)	10,739	233,573
Clearfield, Inc. (a)	2,069	30,207
Comtech Telecommunications Corp.	21,834	473,143
Control4 Corp. (a)(b)	26,340	875,542
CPI Card Group, Inc. (b)	68,488	60,283
Cray, Inc. (a)	5,396	122,759
CTS Corp.	27,622	752,700
Daktronics, Inc.	73,336	702,559
Diebold Nixdorf, Inc. (b)	4,102	78,758
Digi International, Inc. (a)	67,737	694,304
Eastman Kodak Co. (a)(b)	22,482	74,191
Electro Scientific Industries, Inc. (a)	24,276	580,925
Electronics For Imaging, Inc. (a)	17,217	529,595
EMCORE Corp. (a)	27,068	211,130
ePlus, Inc. (a)	11,072	899,046
Extreme Networks, Inc. (a)	17,973	230,953
FARO Technologies, Inc. (a)	3,700	193,510
Fitbit, Inc. (a)(b)	13,300	91,238
II-VI, Inc. (a)(b)	4,482	212,447
Immersion Corp. (a)(b)	700	5,327
Infinera Corp. (a)(b)	11,054	80,031
Insight Enterprises, Inc. (a)	10,856	423,384
InterDigital, Inc.	7,606	578,817
Intevac, Inc. (a)	2,900	21,605
Iteris, Inc. (a)	9,100	58,331
Itron, Inc. (a)	9,848	634,704
KEMET Corp. (a)	2,348	36,206
Kimball Electronics, Inc. (a)	42,055	876,847
Knowles Corp. (a)	600	9,474
KVH Industries, Inc. (a)	38,730	418,284

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 6.1% (continued)
Littelfuse, Inc.	1,100	$223,190
Maxwell Technologies, Inc. (a)	2,982	16,580
Methode Electronics, Inc.	11,840	557,664
MTS Systems Corp.	2,885	161,272
Napco Security Technologies, Inc. (a)	1,100	11,000
NETGEAR, Inc. (a)	8,158	420,137
NetScout Systems, Inc. (a)	25,070	778,424
Novanta, Inc. (a)(c)	15,942	766,810
Oclaro, Inc. (a)	1,400	9,968
Park Electrochemical Corp.	15,651	298,934
PC Connection, Inc.	27,872	763,972
PCM, Inc. (a)	6,600	65,010
Plantronics, Inc.	11,598	606,807
Plexus Corp. (a)	12,765	797,940
Pure Storage, Inc. - Class A (a)(b)	21,519	397,671
Quantenna Communications, Inc. (a)	11,349	138,798
Quantum Corp. (a)	20,373	105,736
Radisys Corp. (a)	83,499	62,332
Ribbon Communications, Inc. (a)	73,064	567,707
Rogers Corp. (a)	1,486	239,395
Sanmina Corp. (a)	15,340	521,560
ScanSource, Inc. (a)	15,323	551,628
Silicom Ltd. (c)	3,971	288,374
Stratasys Ltd. (a)(c)	1,142	24,873
Super Micro Computer, Inc. (a)	1,400	30,870
SYNNEX Corp.	7,186	978,733
Systemax, Inc.	53,230	1,623,515
Tech Data Corp. (a)	3,627	350,731
TTM Technologies, Inc. (a)	53,921	880,530
VeriFone Systems, Inc. (a)	10,500	182,070
Vishay Intertechnology, Inc.	62,804	1,375,408
Vishay Precision Group, Inc. (a)	20,662	572,337

		32,450,357

Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	2,731	67,456
Consolidated Communications Holdings, Inc.	1,815	25,664
Frontier Communications Corp. (b)	21,500	182,750
IDT Corp. - Class B	44,720	698,974
Ooma, Inc. (a)	7,615	84,146
ORBCOMM, Inc. (a)	6,848	73,684
Shenandoah Telecommunications Co.	100	3,835
Spok Holdings, Inc.	40,384	706,720
Vonage Holdings Corp. (a)	66,931	681,357

		2,524,586

Transportation - 1.5%
Arkansas Best Corp.	6,811	257,796
Covenant Transportation Group, Inc. - Class A (a)	1,209	36,222
Daseke, Inc. (a)	200	2,538
Echo Global Logistics, Inc. (a)	7,941	214,407
Forward Air Corp.	20,642	1,174,530
Hawaiian Holdings, Inc.	15,298	660,109
Heartland Express, Inc.	27,189	620,997
Hub Group, Inc. - Class A (a)	16,022	765,852
Knight-Swift Transportation Holdings, Inc.	34,506	1,472,716

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Transportation - 1.5% (continued)
Marten Transport Ltd.	30,113	$606,777
Park-Ohio Holdings Corp.	3,599	167,353
Radiant Logistics, Inc. (a)	126,097	606,526
Roadrunner Transportation Systems, Inc. (a)	76,104	651,450
Saia, Inc. (a)	2,134	140,417
Schneider National, Inc.	1,200	31,476
Universal Logistics Holdings, Inc.	5,188	121,140
Werner Enterprises, Inc.	12,300	469,860
YRC Worldwide, Inc. (a)	21,580	265,866

		8,266,032

Utilities - 0.8%
ALLETE, Inc.	7,526	605,843
American States Water Co.	6,090	351,332
Artesian Resources Corp.	2,255	95,477
Atlantic Power Corp. (a)(c)	57	145
Avista Corp.	1,800	93,492
Black Hills Corp.	100	5,851
California Water Service Group	136	6,202
Consolidated Water Co., Ltd. (c)	23,190	304,949
Dynegy, Inc. (a)	11,657	141,399
El Paso Electric Co.	1,100	66,990
Genie Energy Ltd. - Class B	15,336	66,405
MGE Energy, Inc.	3,000	198,000
New Jersey Resources Corp.	4,200	187,320
Northwest Natural Gas Co.	3,270	226,120
NRG Yield, Inc. - Class A	11,154	209,807
NRG Yield, Inc. - Class C	10,885	207,359
ONE Gas, Inc.	2,700	213,975
Otter Tail Corp.	1,400	67,620
PNM Resources, Inc.	100	4,550
Portland General Electric Co.	10,515	521,965
Pure Cycle Corp. (a)	100	695
South Jersey Industries, Inc.	7,775	263,261
Southwest Gas Holdings, Inc.	841	72,276
Spark Energy, Inc. - Class A (b)	19,569	244,612
The York Water Co.	1,964	72,963

		4,228,608

TOTAL COMMON STOCKS (Cost $420,521,967)		467,978,658

PREFERRED STOCKS (d) - 0.0%

Diversified Financials (d) - 0.0%
Steel Partners Holdings L.P. (a)	4,204	89,713

TOTAL PREFERRED STOCKS (Cost $77,457)		89,713

REAL ESTATE INVESTMENT TRUSTS - 1.5%

Diversified Financials - 0.2%
AG Mortgage Investment Trust, Inc.	4,868	92,151
Anworth Mortgage Asset Corp.	29,235	164,301
Apollo Commercial Real Estate Finance, Inc. (b)	16,035	299,053
Ares Commercial Real Estate Corp.	152	2,049
Capstead Mortgage Corp.	18,949	171,867

	SHARES	FAIR VALUE
Diversified Financials - 0.2% (continued)
Cherry Hill Mortgage Investment Corp.	800	$14,576
Dynex Capital, Inc.	12,517	89,622
MTGE Investment Corp.	120	2,226
New Residential Investment Corp.	16	283
Resource Capital Corp. (b)	26,124	260,717

		1,096,845

Real Estate - 1.3%
Alexander & Baldwin, Inc.	1,764	51,262
American Assets Trust, Inc.	1,100	43,296
Armada Hoffler Properties, Inc.	6,900	106,605
Ashford Hospitality Prime, Inc.	8,465	77,963
Ashford Hospitality Trust, Inc.	10,400	67,704
CareTrust REIT, Inc.	9,393	171,141
CBL & Associates Properties, Inc. (b)	9,151	51,520
Cedar Realty Trust, Inc.	15,097	90,129
Chatham Lodging Trust	14,186	321,880
Chesapeake Lodging Trust	14,638	422,160
CorEnergy Infrastructure Trust, Inc. (b)	1,884	67,165
Cousins Properties, Inc.	25,500	228,735
DiamondRock Hospitality Co.	36,346	406,712
First Industrial Realty Trust, Inc.	800	26,040
Franklin Street Properties Corp.	5,158	56,171
Getty Realty Corp.	2,307	65,657
Global Net Lease, Inc.	3,614	78,171
Hersha Hospitality Trust	3,300	57,915
Independence Realty Trust, Inc.	4,400	45,452
InfraREIT, Inc.	100	2,112
Kite Realty Group Trust	7,204	138,533
LaSalle Hotel Properties	20,383	579,692
Lexington Realty Trust	8,405	87,916
LTC Properties, Inc.	1,100	50,424
MedEquities Realty Trust, Inc.	1,800	20,178
Monmouth Real Estate Investment Corp.	4,558	81,406
New Senior Investment Group, Inc.	4,002	32,816
One Liberty Properties, Inc.	100	2,672
Pebblebrook Hotel Trust	11,649	448,137
Preferred Apartment Communities, Inc.	2,700	57,402
PS Business Parks, Inc.	300	39,768
RLJ Lodging Trust	41,122	891,525
Select Income REIT	3,300	82,797
Summit Hotel Properties, Inc.	25,457	384,655
Sunstone Hotel Investors, Inc.	52,178	871,894
Terreno Realty Corp.	900	33,840
Tier REIT, Inc.	4,400	88,132
UMH Properties, Inc.	5,611	86,353
Urstadt Biddle Properties, Inc.	6,033	143,103
Washington Prime Group, Inc.	10,800	76,788
Whitestone REIT	1,461	21,579
Xenia Hotels & Resorts, Inc.	25,411	558,788

		7,216,188

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,142,859)		8,313,033

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
RIGHTS (d) - 0.0%

Health Care Equipment & Services (d) - 0.0%
Community Health Systems, Inc. (a)(b)	3,702	$16,844

TOTAL RIGHTS (Cost $32,283)		16,844

SHORT-TERM INVESTMENTS - 10.3%

Money Market Funds - 10.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.97% (e)	10,929,271	10,929,271
First American Government Obligations Fund - Class Z - 0.95% (e)	10,929,270	10,929,270
First American Treasury Obligations Fund - Class Z - 1.00% (e)	10,929,270	10,929,270
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.97% (e)	10,929,270	10,929,270
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.98% (e)	10,929,270	10,929,270

TOTAL SHORT-TERM INVESTMENTS (Cost $54,646,351)		54,646,351

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 7.5%
BlackRock Liquidity Funds - FedFund Portfolio - Institutional Class - 0.96% (e)	6,418,685	6,418,685

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 7.5% (continued)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class - 1.23% (e)	33,432,685	$33,449,401

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $39,868,086)		39,868,086

TOTAL INVESTMENTS (Cost $523,289,003) - 107.2%		570,912,685

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%		(38,565,358)

TOTAL NET ASSETS - 100.0%		$532,347,327

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at November 30, 2017. Total loaned securities had a market value of $38,974,227 at November 30, 2017.
(c)	Foreign issued security. Total foreign securities are $14,263,570, which represents 2.7% of net assets.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 Mini Index, December 2017 Settlement	690	$53,316,300	$25,086

TOTAL FUTURES CONTRACTS PURCHASED		$53,316,300	$25,086

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 68.8%

Australia - 4.4%
AGL Energy Ltd.	34,865	$659,034
Aristocrat Leisure Ltd.	21,235	353,207
Aurizon Holdings Ltd.	23,759	94,709
Australia & New Zealand Banking Group Ltd.	174,134	3,748,613
BHP Billiton Ltd.	29,275	604,521
Caltex Australia Ltd.	26,724	688,491
CIMIC Group Ltd.	28,084	1,084,018
Coca-Cola Amatil Ltd.	93,713	562,824
Cochlear Ltd.	597	81,608
Commonwealth Bank of Australia	8,671	520,962
Flight Centre Travel Group Ltd.	25,779	872,787
Fortescue Metals Group Ltd.	302,563	1,052,751
Harvey Norman Holdings Ltd.	99,113	300,626
Macquarie Group Ltd.	1,976	146,819
Medibank Private Ltd.	407,998	1,009,155
National Australia Bank Ltd.	69,359	1,552,387
Orica Ltd.	21,956	282,328
Origin Energy Ltd. (a)	29,685	200,512
Qantas Airways Ltd.	184,461	791,115
Rio Tinto Ltd.	25,246	1,354,868
Sonic Healthcare Ltd.	5,689	95,875
South32 Ltd.	121,405	299,369
Tabcorp Holdings Ltd.	20,243	74,262
Tatts Group Ltd.	87,762	286,112
Telstra Corp., Ltd.	210,971	547,355
TPG Telecom Ltd.	71,245	320,644
Wesfarmers Ltd.	78,759	2,616,463
Woolworths Ltd.	136,206	2,772,439

		22,973,854

Austria - 0.8%
Andritz AG	21,341	1,195,249
Erste Group Bank AG	21,873	954,158
OMV AG	22,050	1,371,564
Raiffeisen Bank International AG (a)	14,706	520,738
voestalpine AG	400	23,238

		4,064,947

Belgium - 1.1%
Ageas N.V.	6,205	304,910
Colruyt S.A.	13,268	702,596
KBC Group N.V.	24,311	1,988,782
Proximus SADP	15,515	531,749
Solvay S.A. - Class A	10,200	1,435,012
UCB S.A.	344	25,689
Umicore S.A.	16,546	772,197

		5,760,935

Canada - 4.9%
Agrium, Inc.	1,100	120,867
Alimentation Couche-Tard, Inc. - Class B	27,500	1,402,337
Atco Ltd. - Class I	5,500	196,442
BlackBerry Ltd. (a)	14,000	151,052
CAE, Inc.	3,500	61,799
Canadian National Railway Co.	500	39,030
Canadian Tire Corp. Ltd. - Class A	8,300	1,048,831

	SHARES	FAIR VALUE
Canada - 4.9% (continued)
Cenovus Energy, Inc.	20,000	$190,676
CGI Group, Inc. - Class A (a)	16,000	844,429
CI Financial Corp.	4,100	92,637
Dollarama, Inc.	300	36,673
Empire Co., Ltd. - Class A	28,300	544,438
Finning International, Inc.	21,400	512,711
George Weston Ltd.	9,700	826,359
Gildan Activewear, Inc.	7,900	250,689
Great-West Lifeco, Inc.	41,700	1,134,819
Imperial Oil Ltd.	10,800	333,171
Industrial Alliance Insurance & Financial Services, Inc.	500	23,319
Intact Financial Corp.	2,100	176,184
Jean Coutu Group PJC, Inc. - Class A	18,700	356,273
Linamar Corp.	9,700	524,416
Loblaw Cos., Ltd.	29,900	1,574,318
Magna International, Inc.	33,600	1,884,767
Manulife Financial Corp.	58,000	1,218,758
Methanex Corp.	3,300	175,877
Metro, Inc.	7,500	234,915
National Bank of Canada	5,300	261,149
Onex Corp.	3,000	216,928
Power Financial Corp.	35,000	958,997
Rogers Communications, Inc. - Class B	3,000	155,703
Royal Bank of Canada	44,700	3,494,163
Saputo, Inc.	34,900	1,184,298
SNC-Lavalin Group, Inc.	100	4,362
Sun Life Financial, Inc.	20,500	810,053
Teck Resources Ltd. - Class B	31,000	712,196
Toronto-Dominion Bank	48,600	2,758,954
West Fraser Timber Co., Ltd.	15,300	966,990

		25,479,580

Cayman Islands - 0.4%
Melco Resorts & Entertainment Ltd. - ADR	3,100	80,941
Sands China Ltd.	22,800	110,787
WH Group Ltd. (b) (Cost: $1,592,796; Original Acquisition Date: 05/25/2017)	1,721,500	1,827,268

		2,018,996

Denmark - 2.1%
A.P. Moller - Maersk - Class A	248	424,762
A.P. Moller - Maersk - Class B	218	391,160
Carlsberg A/S - Class B	8,175	968,094
Chr Hansen Holding A/S	579	52,547
Coloplast A/S - Class B	1,212	94,993
Danske Bank A/S	48,063	1,795,512
DSV A/S	12,420	955,767
ISS A/S	35,982	1,360,309
Novo Nordisk A/S - Class B	47,179	2,435,493
Novozymes A/S	2,096	113,430
Pandora A/S	6,776	678,890
TDC A/S	114,775	698,587
Vestas Wind Systems A/S	11,840	757,763
William Demant Holding A/S (a)	8,078	222,067

		10,949,374

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Finland - 1.5%
Kone OYJ - Class B	21,423	$1,102,564
Metso OYJ	16,401	578,806
Neste OYJ	34,345	2,133,890
Nokian Renkaat OYJ	7,536	328,920
Orion OYJ - Class B	11,026	407,228
Stora Enso OYJ	89,049	1,363,038
UPM-Kymmene OYJ	37,637	1,132,927
Wartsila OYJ Abp	10,666	704,584

		7,751,957

Germany - 7.7%
adidas AG	4,359	908,990
Allianz SE	11,493	2,710,600
BASF SE	19,542	2,186,426
Bayer AG	28,640	3,652,609
Beiersdorf AG	9,096	1,082,543
Brenntag AG	16,162	1,006,085
Commerzbank AG (a)	94,121	1,361,694
Continental AG	8,050	2,143,863
Covestro AG (b) (Cost: $1,740,849; Original Acquisition Date: 05/19/2017)	23,257	2,422,143
Deutsche Bank AG	27,367	516,617
Deutsche Boerse AG	1,014	114,959
Deutsche Lufthansa AG	20,009	687,559
Deutsche Post AG	56,785	2,696,098
Deutsche Telekom AG	11,103	198,362
E.ON SE	124,311	1,437,738
Evonik Industries AG	7,284	271,711
Fresenius Medical Care AG & Co.	3,878	385,280
Fresenius SE & Co.	1,228	88,589
GEA Group AG	5,602	270,278
Henkel AG & Co.	16,800	2,047,610
Hochtief AG	9,748	1,713,117
Hugo Boss AG	12,070	992,568
Innogy SE (b) (Cost: $502,499; Original Acquisition Date: 05/30/2017)	11,717	541,599
Lanxess AG	1,881	142,884
Linde AG (a)	4,503	1,051,304
Man SE	5,328	598,398
Merck KGaA	14,738	1,568,772
Ceconomy AG	31,519	413,045
Metro AG (a)	31,519	615,254
OSRAM Licht AG	1,297	111,135
ProSiebenSat.1 Media SE	1,000	31,803
RWE AG (a)	54,264	1,243,313
SAP SE	10,458	1,178,168
Siemens AG	12,402	1,685,760
Telefonica Deutschland Holding AG	286,628	1,363,271
Volkswagen AG	3,109	643,699
Zalando SE (a)(b) (Cost: $112,132; Original Acquisition Date: 05/19/2017)	2,368	121,097

		40,204,941

Hong Kong - 1.0%
ASM Pacific Technology Ltd.	12,300	176,701
BOC Hong Kong Holdings Ltd.	23,500	118,852
Cathay Pacific Airways Ltd. (a)	9,000	13,828
CK Asset Holdings Ltd.	17,500	147,324

	SHARES	FAIR VALUE
Hong Kong - 1.0% (continued)
CLP Holdings Ltd.	63,500	$647,590
First Pacific Co., Ltd.	220,000	164,504
Galaxy Entertainment Group Ltd.	63,000	452,930
Hang Seng Bank Ltd.	5,200	128,499
HK Electric Investments Ltd. (b) (Cost: $244,117; Original Acquisition Date: 05/23/2017)	267,000	245,116
HKT Trust & HKT Ltd.	167,000	209,762
Hong Kong & China Gas Co., Ltd.	26,000	50,734
I-Cable Communications Ltd. (a)	9,655	277
Li & Fung Ltd.	2,350,000	1,035,063
NWS Holdings Ltd.	68,000	123,460
SJM Holdings Ltd.	641,000	515,416
Swire Pacific Ltd.	9,500	91,349
Techtronic Industries Co., Ltd.	101,500	586,765
Wheelock & Co., Ltd.	38,000	260,789
Yue Yuen Industrial Holdings Ltd.	96,000	342,938

		5,311,897

Ireland - 0.1%
CRH PLC	11,566	398,538

Israel - 0.2%
Bank Hapoalim B.M.	26,738	182,451
Bezeq the Israeli Telecommunication Corp. Ltd.	98,512	147,689
Check Point Software Technologies Ltd. (a)	2,861	298,374
Elbit Systems Ltd.	571	79,102
Taro Pharmaceutical Industries Ltd. (a)	4,000	429,200
Teva Pharmaceutical Industries Ltd. - ADR	7,500	111,150

		1,247,966

Italy - 1.0%
Exor N.V.	16,927	1,025,500
Intesa Sanpaolo S.p.A.	33,533	107,125
Leonardo S.p.A.	35,746	427,168
Luxottica Group S.p.A.	4,863	282,753
Poste Italiane S.p.A. (b) (Cost: $513,144; Original Acquisition Date: 05/19/2017)	70,474	514,614
Prysmian S.p.A.	27,525	916,670
Saipem S.p.A. (a)	297,709	1,194,861
Snam S.p.A.	59,019	297,568
UniCredit S.p.A. (a)	32,249	648,696
UnipolSai Assicurazioni S.p.A.	20,456	47,965

		5,462,920

Japan - 28.2%
ABC-Mart, Inc.	7,300	399,556
Aeon Co., Ltd.	71,600	1,160,411
Air Water, Inc.	31,600	676,110
Aisin Seiki Co., Ltd.	14,800	790,333
Ajinomoto Co., Inc.	9,500	174,223
Alfresa Holdings Corp.	51,200	1,097,289
Alps Electric Co., Ltd.	17,300	549,536
Amada Holdings Co., Ltd.	67,300	891,593
ANA Holdings, Inc.	7,400	294,567
Aozora Bank Ltd.	4,200	162,522

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.2% (continued)
Asahi Glass Co., Ltd.	6,400	$266,134
Asahi Group Holdings Ltd.	2,700	136,913
Asahi Kasei Corp.	119,000	1,485,584
Asics Corp.	35,900	528,237
Astellas Pharma, Inc.	100,500	1,273,384
Bandai Namco Holdings, Inc.	25,000	810,787
Benesse Holdings, Inc.	15,200	534,826
Bridgestone Corp.	39,700	1,797,250
Brother Industries Ltd.	43,400	1,070,491
Calbee, Inc.	5,800	202,275
Canon, Inc.	64,000	2,444,107
Casio Computer Co., Ltd.	39,500	576,294
Chiba Bank Ltd.	10,000	76,325
Chugai Pharmaceutical Co., Ltd.	4,500	232,307
Coca-Cola Bottlers Japan, Inc.	13,800	522,964
Dai Nippon Printing Co., Ltd.	30,000	654,405
Daicel Corp.	38,200	451,768
Dai-ichi Life Holdings, Inc.	4,800	97,924
Daiichi Sankyo Co., Ltd.	31,100	748,312
Daikin Industries Ltd.	5,300	608,432
Daito Trust Construction Co., Ltd.	5,600	1,022,276
Daiwa House Industry Co., Ltd.	8,500	310,711
DeNA Co., Ltd.	10,100	228,393
Denso Corp.	32,600	1,826,318
Don Quijote Holdings Co., Ltd.	300	14,314
Eisai Co., Ltd.	200	11,322
FamilyMart UNY Holdings Co., Ltd.	200	13,452
Fanuc Corp.	600	148,980
Fast Retailing Co., Ltd.	1,900	734,542
Fuji Electric Co., Ltd.	73,000	513,715
Fujifilm Holdings Corp.	30,500	1,241,734
Fujitsu Ltd.	157,000	1,164,683
Hachijuni Bank Ltd.	10,600	60,278
Hakuhodo DY Holdings, Inc.	67,800	909,060
Hamamatsu Photonics KK	300	10,263
Hikari Tsushin, Inc.	4,700	675,694
Hino Motors Ltd.	40,500	494,442
Hirose Electric Co., Ltd.	1,100	163,615
Hisamitsu Pharmaceutical Co., Inc.	9,400	527,860
Hitachi Chemical Co., Ltd.	30,500	800,271
Hitachi Construction Machinery Co., Ltd.	20,800	686,588
Hitachi High-Technologies Corp.	22,900	945,137
Hitachi Ltd.	302,000	2,238,468
Hitachi Metals Ltd.	27,200	358,897
Honda Motor Co., Ltd.	17,600	585,494
Hoshizaki Corp.	5,600	531,912
Hoya Corp.	5,100	246,877
Idemitsu Kosan Co., Ltd.	7,800	261,282
IHI Corp.	5,100	157,017
Iida Group Holdings Co., Ltd.	39,800	732,027
Isetan Mitsukoshi Holdings Ltd.	70,000	807,944
Isuzu Motors Ltd.	17,200	270,658
Itochu Corp.	62,600	1,082,408
J.Front Retailing Co., Ltd.	14,600	245,831
Japan Airlines Co., Ltd.	4,300	157,260
Japan Airport Terminal Co., Ltd.	7,100	264,330
Japan Tobacco, Inc.	21,800	720,565

	SHARES	FAIR VALUE
Japan - 28.2% (continued)
JFE Holdings, Inc.	12,500	$293,438
JSR Corp.	34,800	665,110
JTEKT Corp.	21,700	371,934
JXTG Holdings, Inc.	55,600	311,235
Kajima Corp.	68,000	712,355
Kamigumi Co., Ltd.	30,000	659,469
Kaneka Corp.	62,000	546,484
Kansai Electric Power Co., Inc.	3,500	46,150
Kansai Paint Co., Ltd.	9,800	256,788
Kao Corp.	10,400	687,327
Kawasaki Heavy Industries Ltd.	11,500	379,093
KDDI Corp.	82,200	2,348,154
Keyence Corp.	500	288,374
Kikkoman Corp.	13,100	512,151
Kirin Holdings Co., Ltd.	61,900	1,446,231
Kobe Steel Ltd. (a)	1,800	16,841
Koito Manufacturing Co., Ltd.	13,600	936,514
Komatsu Ltd.	26,300	813,221
Konami Holdings Corp.	4,100	216,029
Konica Minolta, Inc.	99,300	967,016
Kose Corp.	2,300	351,912
Kubota Corp.	11,000	207,206
Kuraray Co., Ltd.	35,400	679,723
Kurita Water Industries Ltd.	26,400	824,524
Kyocera Corp.	18,700	1,312,797
Kyowa Hakko Kirin Co., Ltd.	13,200	249,703
Lawson, Inc.	9,100	625,830
Lion Corp.	38,200	710,745
LIXIL Group Corp.	39,400	1,034,493
M3, Inc.	4,900	160,656
Mabuchi Motor Co., Ltd.	5,900	313,492
Makita Corp.	8,600	354,560
Marubeni Corp.	135,400	897,253
Maruichi Steel Tube Ltd.	7,500	211,249
Mazda Motor Corp.	62,100	829,324
McDonald’s Holdings Co. Japan Ltd.	300	13,075
Mebuki Financial Group, Inc.	29,100	121,783
Medipal Holdings Corp.	58,400	1,130,691
MEIJI Holdings Co., Ltd.	5,100	443,183
Minebea Mitsumi, Inc.	14,700	289,311
Miraca Holdings, Inc.	10,700	463,481
MISUMI Group, Inc.	29,800	867,164
Mitsubishi Chemical Holdings Corp.	121,900	1,317,077
Mitsubishi Corp.	34,600	864,808
Mitsubishi Electric Corp.	111,300	1,832,007
Mitsubishi Gas Chemical Co., Inc.	31,900	890,008
Mitsubishi Logistics Corp.	5,000	133,280
Mitsubishi Motors Corp.	87,900	613,101
Mitsubishi Tanabe Pharma Corp.	16,600	357,974
Mitsubishi UFJ Financial Group, Inc.	365,900	2,575,231
Mitsui & Co., Ltd.	12,800	193,914
Mitsui Chemicals, Inc.	13,400	431,605
Mitsui OSK Lines Ltd.	10,800	345,462
Mixi, Inc.	10,500	487,005
Mizuho Financial Group, Inc.	572,500	1,037,210
Murata Manufacturing Co., Ltd.	1,300	175,170
Nabtesco Corp.	12,100	471,443

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.2% (continued)
NEC Corp.	14,100	$375,850
Nexon Co., Ltd. (a)	11,200	320,441
NGK Spark Plug Co., Ltd.	11,100	255,050
NH Foods Ltd.	29,000	710,409
Nikon Corp.	37,600	744,015
Nintendo Co., Ltd.	200	80,323
Nippon Electric Glass Co., Ltd.	400	15,496
Nippon Express Co., Ltd.	8,600	544,831
Nippon Paint Holdings Co., Ltd.	8,600	263,628
Nippon Steel & Sumitomo Metal Corp.	8,900	215,175
Nippon Telegraph & Telephone Corp.	67,000	3,499,871
Nissan Chemical Industries Ltd.	6,500	259,896
Nissan Motor Co., Ltd.	72,100	697,008
Nisshin Seifun Group, Inc.	48,200	940,488
Nissin Foods Holdings Co., Ltd.	12,800	922,369
Nitto Denko Corp.	12,200	1,195,664
NOK Corp.	34,500	837,478
Nomura Holdings, Inc.	5,000	29,788
Nomura Research Institute Ltd.	11,600	523,595
NSK Ltd.	69,900	1,050,255
NTT Data Corp.	22,500	264,094
NTT Docomo, Inc.	90,100	2,327,653
Obayashi Corp.	53,400	688,940
Obic Co., Ltd.	300	20,765
Oji Holdings Corp.	79,000	479,426
Olympus Corp.	800	32,769
Omron Corp.	23,700	1,396,162
Ono Pharmaceutical Co., Ltd.	2,300	52,296
Oracle Corp.	4,000	354,703
Oriental Land Co., Ltd.	800	71,019
Osaka Gas Co., Ltd.	37,000	709,130
Otsuka Corp.	14,100	1,052,379
Otsuka Holdings Co., Ltd.	3,200	141,426
Panasonic Corp.	90,900	1,347,205
Park24 Co., Ltd.	6,500	159,865
Pola Orbis Holdings, Inc.	18,700	681,239
Recruit Holdings Co., Ltd.	46,400	1,091,304
Resona Holdings, Inc.	76,400	404,520
Ricoh Co., Ltd.	21,800	192,925
Rinnai Corp.	6,100	545,799
Rohm Co., Ltd.	1,100	112,400
Ryohin Keikaku Co., Ltd.	2,400	747,434
Sankyo Co., Ltd.	2,600	83,744
Santen Pharmaceutical Co., Ltd.	15,000	228,175
Secom Co., Ltd.	12,400	927,039
Sega Sammy Holdings, Inc.	51,500	621,414
Seiko Epson Corp.	15,200	367,355
Sekisui Chemical Co., Ltd.	69,100	1,332,943
Sekisui House Ltd.	20,900	388,956
Seven & i Holdings Co., Ltd.	23,700	969,732
Shimadzu Corp.	21,700	516,157
Shimamura Co., Ltd.	6,700	805,465
Shimano, Inc.	2,600	358,541
Shimizu Corp.	73,700	816,597
Shin-Etsu Chemical Co., Ltd.	7,300	763,113
Shinsei Bank Ltd.	17,800	283,579
Shionogi & Co., Ltd.	5,600	311,434

	SHARES	FAIR VALUE
Japan - 28.2% (continued)
Shiseido Co., Ltd.	8,300	$403,550
Shizuoka Bank Ltd.	64,000	630,077
Showa Shell Sekiyu KK	54,100	688,358
SMC Corp.	500	202,008
Sohgo Security Services Co., Ltd.	2,900	160,531
Sompo Holdings, Inc.	14,300	575,837
Sony Corp.	17,000	785,615
Sony Financial Holdings, Inc.	6,200	104,559
Stanley Electric Co., Ltd.	18,800	749,194
Start Today Co., Ltd.	9,000	273,890
Subaru Corp.	38,200	1,245,331
Sumitomo Chemical Co., Ltd.	57,000	396,055
Sumitomo Corp.	51,800	802,464
Sumitomo Dainippon Pharma Co., Ltd.	32,800	474,463
Sumitomo Electric Industries Ltd.	35,200	612,548
Sumitomo Heavy Industries Ltd.	20,600	835,568
Sumitomo Metal Mining Co., Ltd.	3,500	135,435
Sumitomo Mitsui Financial Group, Inc.	2,000	80,803
Sumitomo Mitsui Trust Holdings, Inc.	12,300	455,082
Sumitomo Rubber Industries Ltd.	44,500	806,611
Sundrug Co., Ltd.	18,000	826,869
Suntory Beverage & Food Ltd.	22,300	962,975
Suzuken Co., Ltd.	25,100	990,217
Suzuki Motor Corp.	25,200	1,352,419
Sysmex Corp.	4,000	302,812
Taiheiyo Cement Corp.	8,000	327,691
Taisei Corp.	12,000	629,082
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	372,509
Taiyo Nippon Sanso Corp.	11,500	157,462
Takashimaya Co., Ltd.	88,000	865,574
Teijin Ltd.	9,800	210,725
THK Co., Ltd.	17,400	634,653
Toho Co., Ltd.	13,400	451,846
Toho Gas Co., Ltd.	9,000	255,098
Tokyo Electron Ltd.	3,400	627,162
Tokyo Gas Co., Ltd.	16,000	374,606
Toppan Printing Co., Ltd.	84,000	780,701
Toray Industries, Inc.	29,500	277,058
Toshiba Corp. (a)	188,000	461,042
Tosoh Corp.	8,000	176,214
TOTO Ltd.	16,500	914,834
Toyo Seikan Group Holdings Ltd.	41,600	684,185
Toyo Suisan Kaisha Ltd.	12,900	547,887
Toyoda Gosei Co., Ltd.	22,000	548,705
Toyota Industries Corp.	1,900	117,669
Toyota Motor Corp.	35,000	2,190,590
Toyota Tsusho Corp.	17,800	667,431
Trend Micro, Inc.	7,700	434,448
Tsuruha Holdings, Inc.	7,000	965,303
Unicharm Corp.	27,200	711,267
USS Co., Ltd.	3,600	75,650
Yakult Honsha Co., Ltd.	4,600	358,043
Yamada Denki Co., Ltd.	144,400	782,656
Yamaguchi Financial Group, Inc.	1,000	11,915
Yamaha Corp.	8,900	326,598
Yamaha Motor Co., Ltd.	27,600	863,228
Yamato Holdings Co., Ltd.	7,400	149,617

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.2% (continued)
Yamazaki Baking Co., Ltd.	48,800	$939,187
Yaskawa Electric Corp.	13,900	611,355
Yokogawa Electric Corp.	46,700	858,936
Yokohama Rubber Co., Ltd.	3,800	84,951

		147,599,317

Luxembourg - 0.2%
Millicom International Cellular S.A.	1,830	119,691
RTL Group S.A.	8,620	687,417
Tenaris S.A.	4,604	66,910

		874,018

Netherlands - 3.0%
ABN AMRO Group N.V. (b) (Cost: $180,578; Original Acquisition Date: 05/30/2017)	6,965	206,630
Aegon N.V.	120,270	746,964
AerCap Holdings N.V. (a)	2,400	124,728
Akzo Nobel N.V.	10,673	961,657
Altice N.V. - Class A (a)	12,638	99,791
Altice N.V. - Class B (a)	8,882	69,975
ArcelorMittal USA (a)	19,147	578,061
Boskalis Westminster	7,829	289,571
CNH Industrial N.V.	109,056	1,412,266
Gemalto N.V.	13,290	504,845
Heineken Holding N.V.	4,451	428,963
ING Groep N.V.	141,086	2,544,942
Koninklijke Ahold Delhaize N.V.	75,834	1,624,254
Koninklijke DSM N.V.	2,355	220,823
Koninklijke Philips N.V.	62,051	2,409,558
NXP Semiconductors N.V. (a)	2,700	306,153
Qiagen N.V.	1,056	33,352
Randstad Holding N.V.	19,225	1,183,943
RELX N.V.	49,385	1,130,642
Unilever N.V.	6,162	354,871
Wolters Kluwer N.V.	7,191	372,534

		15,604,523

Norway - 1.2%
DNB ASA	77,465	1,412,526
Marine Harvest ASA	44,913	790,348
Norsk Hydro ASA	194,577	1,322,603
Orkla ASA	13,394	134,271
Schibsted ASA - Class A	1,418	38,197
Statoil ASA	23,713	475,431
Telenor ASA	92,152	2,064,696

		6,238,072

Portugal - 0.4%
EDP - Energias de Portugal S.A.	112,776	395,312
Galp Energia SGPS S.A.	48,417	913,697
Jeronimo Martins SGPS S.A.	48,648	955,404

		2,264,413

Singapore (c) - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	108,400	126,196

	SHARES	FAIR VALUE
Spain - 3.4%
ACS Actividades de Construccion y Servicios, S.A.	50,464	$1,952,104
Amadeus IT Group S.A.	3,058	220,462
Banco Bilbao Vizcaya Argentaria S.A.	174,077	1,488,075
Banco de Sabadell S.A.	316,598	636,844
Banco Santander S.A.	398,305	2,675,247
Bankia S.A.	31,257	150,154
Bankinter S.A.	49,309	475,800
CaixaBank S.A.	83,340	396,087
Distribuidora Internacional de Alimentacion S.A.	172,879	813,611
Endesa S.A.	64,303	1,433,914
Gas Natural SDG S.A.	33,692	753,113
Industria de Diseno Textil S.A.	47,333	1,675,494
International Consolidated Airlines Group S.A.	198,036	1,637,257
Mapfre S.A.	168,727	567,538
Repsol S.A.	118,843	2,181,202
Telefonica S.A.	35,362	362,181
Zardoya Otis S.A.	17,991	201,075

		17,620,158

Sweden - 3.4%
Alfa Laval AB	23,999	567,080
Assa Abloy AB - Class B	6,993	141,766
Atlas Copco AB - Class A	40,911	1,757,458
Atlas Copco AB - Class B	47,917	1,840,903
Boliden AB	20,399	645,042
Electrolux AB - Class B	42,918	1,425,311
Essity AB (a)	12,386	359,701
Getinge AB - B Shares	13,504	242,948
Hennes & Mauritz AB - Class B	52,715	1,241,212
Hexagon AB - Class B	873	42,884
Husqvarna AB - B Shares	41,220	375,961
ICA Gruppen AB	18,519	669,883
Industrivarden AB - Class C	14,269	347,736
L E Lundbergforetagen AB	6,808	499,359
Nordea Bank AB	35,279	413,438
Sandvik AB	45,375	778,930
Securitas AB - Class B	41,639	731,211
Skandinaviska Enskilda Banken AB	25,603	304,020
Skanska AB - Class B	34,997	767,589
SKF AB - Class B	39,081	883,308
Swedish Match AB	9,558	361,496
Tele2 AB	17,154	219,472
Telefonaktiebolaget LM Ericsson	198,832	1,250,575
Volvo AB - Class B	100,726	1,915,622

		17,782,905

Switzerland - 3.7%
ABB Ltd.	110,464	2,828,552
Adecco Group AG	26,438	1,999,479
Aryzta AG	3,303	110,430
Barry Callebaut AG	251	466,407
Chocoladefabriken, Lindt & Spruengli AG	32	189,154
Cie Financiere Richemont S.A.	7,893	679,580
Dufry AG (a)	5,653	813,687
EMS-Chemie Holding AG	278	185,380

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Switzerland - 3.7% (continued)
Geberit AG	376	$163,510
Julius Baer Group Ltd.	1,353	79,495
Kuehne + Nagel International AG	2,035	357,457
LafargeHolcim Ltd.	3,500	191,410
Nestle S.A.	29,261	2,505,961
Novartis AG	290	24,821
Pargesa Holding S.A.	1,792	153,925
Partners Group Holding AG	78	53,599
Roche Holding AG	10,120	2,553,275
Schindler Holding AG - PC	490	110,677
Schindler Holding AG - REG	5,656	1,258,550
SGS S.A.	192	474,657
Sika AG	123	950,241
Sonova Holding AG	19	3,026
Swatch Group AG THE-BR	3,809	1,388,857
Swatch Group AG THE-REG	16,889	1,194,891
Swisscom AG	1,242	655,246
Syngenta AG	403	186,496

		19,578,763

United Kingdom - 0.1%
Coca-Cola European Partners PLC	8,195	318,959

TOTAL COMMON STOCKS (Cost $332,106,408)		359,633,229

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Fuchs Petrolub SE	3,157	165,899
Henkel AG & Co.	4,718	640,178

TOTAL PREFERRED STOCKS (Cost $832,248)		806,077

SHORT-TERM INVESTMENTS - 27.0%

Money Market Funds - 21.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.97% (d)	22,270,301	22,270,301
First American Government Obligations Fund - Class Z - 0.95% (d)	22,270,302	22,270,302

	SHARES	FAIR VALUE
Money Market Funds - 21.3% (continued)
First American Treasury Obligations Fund - Class Z - 1.00% (d)	22,270,301	$22,270,301
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.97% (d)	22,270,302	22,270,302
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.98% (d)	22,270,302	22,270,302

		111,351,508

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 5.7%
0.984%, 12/07/2017 (e)	$5,000,000	4,999,142
0.942%, 12/14/2017 (e)	25,000,000	24,990,611

		29,989,753

TOTAL SHORT-TERM INVESTMENTS (Cost $141,341,261)		141,341,261

TOTAL INVESTMENTS (Cost $474,279,917) - 96.0%		501,780,567

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		20,862,926

TOTAL NET ASSETS - 100.0%		$522,643,493

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

PLC Public Limited Company

(a)	Non-income producing security.
(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2017 was $5,878,467, which represents 1.1% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
British Pound, December 2017 Settlement	586	$49,553,625	$472,210
Euro FX, December 2017 Settlement	181	26,941,850	81,180
Mini MSCI EAFE Index, December 2017 Settlement	601	60,676,960	28,396

TOTAL FUTURES CONTRACTS PURCHASED		$137,172,435	$581,786

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

Total Return Swaps (a)

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Air Liquide SA	Receive	1-Month EUR Libor	6/01/2020	Term	$65,520	600	$(2,904)
A	Airbus SE	Receive	1-Month EUR Libor	6/01/2020	Term	466,555	6,359	104,867
A	Anglo American PLC	Receive	1-Month GBP Libor	6/01/2020	Term	659,411	62,114	269,077
A	Arkema S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	723,440	7,640	74,382
A	Ashtead Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	11,632	600	(334)
A	Associated British Foods PLC	Receive	1-Month GBP Libor	6/01/2020	Term	358,200	11,456	(28,006)
A	Atos SE	Receive	1-Month EUR Libor	6/01/2020	Term	601,602	4,742	(14,230)
A	AXA S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,399,463	58,658	102,738
A	BAE Systems PLC	Receive	1-Month GBP Libor	6/01/2020	Term	18,851	3,156	(1,721)
A	Barratt Developments PLC	Receive	1-Month GBP Libor	6/01/2020	Term	737,247	120,364	32,454
A	BHP Billiton PLC	Receive	1-Month GBP Libor	6/01/2020	Term	688,312	57,010	126,803
A	BNP Paribas	Receive	1-Month EUR Libor	6/01/2020	Term	2,766,668	42,511	(77,339)
A	Bollore S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	354,511	87,800	49,282
A	Bouygues S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,757,260	46,735	324,038
A	BT Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	179,970	58,578	(30,146)
A	Bunzl PLC	Receive	1-Month GBP Libor	6/01/2020	Term	250,838	10,397	(40,681)
A	Burberry Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	800,809	44,842	(29,587)
A	Capgemini SE	Receive	1-Month EUR Libor	6/01/2020	Term	118,569	1,207	(2,014)
A	Capita PLC	Receive	1-Month GBP Libor	6/01/2020	Term	50,771	9,104	(9,993)
A	Carnival PLC	Receive	1-Month GBP Libor	6/01/2020	Term	932,139	18,997	(24,207)
A	Carrefour S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,537,980	67,248	(376,844)
A	Casino Guichard Perrachon S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,099,566	20,115	(85,800)
A	Centrica PLC	Receive	1-Month GBP Libor	6/01/2020	Term	719,846	369,627	(239,663)
A	Christian Dior SE	Receive	1-Month EUR Libor	6/01/2020	Term	1,934,772	7,617	419,411
A	Cie de Saint- Gobain	Receive	1-Month EUR Libor	6/01/2020	Term	301,138	6,155	44,098
A	Coca-Cola HBC AG	Receive	1-Month GBP Libor	6/01/2020	Term	685,503	30,432	(3,121)
A	Compass Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	1,159,396	67,572	(148,809)
A	Credit Agricole S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	328,708	21,900	(22,449)
A	CRH PLC	Receive	1-Month EUR Libor	6/01/2020	Term	1,368,687	43,052	(137,144)
A	Dassault Aviation S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	396,297	311	7,381
A	Dassault Systemes S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	76,521	860	1,344
A	DCC PLC	Receive	1-Month GBP Libor	6/01/2020	Term	305,878	4,164	(9,601)
A	Diageo PLC	Receive	1-Month GBP Libor	6/01/2020	Term	18,049	700	(112)
A	Direct Line Insurance Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	319,945	90,391	19,492
A	Dixons Carphone PLC	Receive	1-Month GBP Libor	6/01/2020	Term	307,000	144,299	(102,538)
A	Eiffage S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,198,843	15,156	234,875
A	Electricite de France S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,036,629	108,939	253,258
A	Engie S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,959,445	142,345	199,457
A	Eutelsat Communications S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	323,358	13,947	(52,260)
A	Ferguson PLC	Receive	1-Month GBP Libor	6/01/2020	Term	599,497	11,964	58,658
A	Fresnillo PLC	Receive	1-Month GBP Libor	6/01/2020	Term	151,880	9,613	(37,504)
A	G4S PLC	Receive	1-Month GBP Libor	6/01/2020	Term	377,413	116,504	(102,585)
A	GKN PLC	Receive	1-Month GBP Libor	6/01/2020	Term	916,323	262,789	(132,092)
A	Glaxosmithkline PLC	Receive	1-Month GBP Libor	6/01/2020	Term	434,531	29,900	(63,549)
A	Glencore PLC	Receive	1-Month GBP Libor	6/01/2020	Term	292,623	94,637	37,556
A	Hargreaves Lansdown PLC	Receive	1-Month GBP Libor	6/01/2020	Term	36,057	2,400	3,421
A	Hermes International	Receive	1-Month EUR Libor	6/01/2020	Term	688,879	1,568	9,375
A	Hikma Pharmaceuticals PLC	Receive	1-Month GBP Libor	6/01/2020	Term	199,344	16,100	(45,776)
A	HSBC Holdings PLC	Receive	1-Month GBP Libor	6/01/2020	Term	2,576,866	380,628	355,318

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	ICADE	Receive	1-Month EUR Libor	6/01/2020	Term	$243,204	3,271	$14,266
A	Iliad S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	12,079	57	(1,051)
A	Imerys S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	488,439	6,330	(1,509)
A	IMI PLC	Receive	1-Month GBP Libor	6/01/2020	Term	171,937	14,086	7,592
A	Intercontinental Hotels Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	938	22	28
A	Intertek Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	10,858	200	(550)
A	J. Sainsbury PLC	Receive	1-Month GBP Libor	6/01/2020	Term	434,400	158,358	(85,551)
A	Johnson Matthey PLC	Receive	1-Month GBP Libor	6/01/2020	Term	329,843	10,497	(7,277)
A	Kering	Receive	1-Month EUR Libor	6/01/2020	Term	227,180	774	72,748
A	Kingfisher PLC	Receive	1-Month GBP Libor	6/01/2020	Term	1,038,926	315,393	28,236
A	Lagardere SCA	Receive	1-Month EUR Libor	6/01/2020	Term	1,231,968	44,050	(23,803)
A	Legrand S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	472,817	7,751	24,723
A	L’Oreal S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,016,456	5,388	(19,392)
A	LVMH Moet Hennessy Louis Vuitton SE	Receive	1-Month EUR Libor	6/01/2020	Term	1,293,417	5,682	112,665
A	Marks & Spencer Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	53,212	13,815	(10,260)
A	Meggitt PLC	Receive	1-Month GBP Libor	6/01/2020	Term	127,561	24,866	(9,108)
A	Michelin	Receive	1-Month EUR Libor	6/01/2020	Term	1,577,229	13,599	99,457
A	Mondi PLC	Receive	1-Month GBP Libor	6/01/2020	Term	1,031,122	51,657	(156,401)
A	Natixis	Receive	1-Month EUR Libor	6/01/2020	Term	236,365	38,129	29,617
A	Next PLC	Receive	1-Month GBP Libor	6/01/2020	Term	765,296	17,413	58,868
A	Old Mutual PLC	Receive	1-Month GBP Libor	6/01/2020	Term	363,725	188,254	17,070
A	Orange S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	130,325	9,195	3,287
A	Pearson PLC	Receive	1-Month GBP Libor	6/01/2020	Term	280,447	43,353	35,179
A	Persimmon PLC	Receive	1-Month GBP Libor	6/01/2020	Term	742,237	29,838	54,736
A	Petrofac Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	244,781	62,943	36,449
A	Prudential PLC	Receive	1-Month GBP Libor	6/01/2020	Term	884,843	50,678	82,408
A	Publicis Groupe	Receive	1-Month EUR Libor	6/01/2020	Term	901,912	13,945	(140,287)
A	Randgold Resources Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	42,250	580	(4,160)
A	RELX PLC	Receive	1-Month GBP Libor	6/01/2020	Term	642,597	38,238	24,544
A	Remy Cointreau	Receive	1-Month EUR Libor	6/01/2020	Term	29,984	300	4,711
A	Renault S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	935,917	11,351	61,411
A	Rexel S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,013,919	65,833	30,922
A	Rio Tinto PLC	Receive	1-Month GBP Libor	6/01/2020	Term	634,671	19,959	105,718
A	Rolls-Royce Holdings PLC	Receive	1-Month GBP Libor	6/01/2020	Term	191,446	22,019	(3,395)
A	Royal Bank Of Scotland Group	Receive	1-Month GBP Libor	6/01/2020	Term	269,760	103,407	20,508
A	Royal Dutch Shell PLC - A Shares	Receive	1-Month GBP Libor	6/01/2020	Term	3,477,520	163,186	612,948
A	Royal Dutch Shell PLC - B Shares	Receive	1-Month GBP Libor	6/01/2020	Term	2,870,609	132,198	495,290
A	Royal Mail PLC	Receive	1-Month GBP Libor	6/01/2020	Term	1,235,108	287,303	91,379
A	Safran S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	919,347	11,677	158,897
A	Sanofi	Receive	1-Month EUR Libor	6/01/2020	Term	2,846,907	33,041	(378,614)
A	Schneider Electric SE	Receive	1-Month EUR Libor	6/01/2020	Term	1,657,592	24,420	124,311
A	Schroders PLC	Receive	1-Month GBP Libor	6/01/2020	Term	392,891	12,400	50,558
A	Scor SE	Receive	1-Month EUR Libor	6/01/2020	Term	803,709	22,909	(23,259)
A	Sky PLC	Receive	1-Month GBP Libor	6/01/2020	Term	62,815	6,576	(1,850)
A	Smith & Nephew PLC	Receive	1-Month GBP Libor	6/01/2020	Term	130,179	9,278	(11,276)
A	Smiths Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	199,749	12,597	(13,548)
A	Societe BIC S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	319,667	3,329	5,865
A	Societe Generale S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	146,298	3,061	(17,586)
A	Sodexo S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	389,163	3,255	(38,429)
A	SSE PLC	Receive	1-Month GBP Libor	6/01/2020	Term	239,452	16,401	(13,264)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Stmicroelectronics N.V.	Receive	1-Month EUR Libor	6/01/2020	Term	$122,348	8,352	$44,285
A	Suez	Receive	1-Month EUR Libor	6/01/2020	Term	1,107,147	68,938	(47,716)
A	Taylor Wimpey PLC	Receive	1-Month GBP Libor	6/01/2020	Term	883,020	441,951	22,425
A	Tesco PLC	Receive	1-Month GBP Libor	6/01/2020	Term	311,517	168,283	20,777
A	Thales S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	1,376,226	14,299	(184,774)
A	The Berkeley Group Holdings	Receive	1-Month GBP Libor	6/01/2020	Term	470,908	13,143	42,945
A	Total S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	2,513,265	56,928	248,388
A	Travis Perkins PLC	Receive	1-Month EUR Libor	6/01/2020	Term	401,838	24,804	(589)
A	TUI AG	Receive	1-Month GBP Libor	6/01/2020	Term	213,866	17,175	26,738
A	Unilever PLC	Receive	1-Month GBP Libor	6/01/2020	Term	204,200	4,752	(5,582)
A	Valeo S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	386,832	6,081	(17,730)
A	Veolia Environnement	Receive	1-Month EUR Libor	6/01/2020	Term	305,666	15,450	26,715
A	Vinci S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	371,342	4,814	52,826
A	Vodafone Group PLC	Receive	1-Month EUR Libor	6/01/2020	Term	94	41	4
A	Wendel	Receive	1-Month EUR Libor	6/01/2020	Term	387,015	2,857	20,681
A	William Hill PLC	Receive	1-Month GBP Libor	6/01/2020	Term	541,039	186,921	6,113
A	Wm Morrison Supermarkets PLC	Receive	1-Month GBP Libor	6/01/2020	Term	668,662	271,000	(107,030)
A	WPP PLC	Receive	1-Month GBP Libor	6/01/2020	Term	606,361	39,041	(115,252)
A	Zodiac Aerospace	Receive	1-Month EUR Libor	6/01/2020	Term	275,280	11,725	16,770

						$79,202,435		$2,460,091

(a)	Foreign issue total return swap.
(b)	See Note 2.
(c)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 67.9%

Australia - 3.4%
Accent Group Ltd.	125,886	$90,459
Adelaide Brighton Ltd.	2,966	14,381
ALS Ltd.	2,515	12,860
Altium Ltd.	3,549	35,274
Ansell Ltd.	4,199	77,910
ARB Corp. Ltd.	5,455	82,070
Australian Pharmaceutical Industries Ltd.	177,751	202,349
Automotive Holdings Group Ltd.	90,781	254,067
Bapcor Ltd.	1,614	7,203
Bega Cheese Ltd.	16,858	98,313
Breville Group Ltd.	21,718	216,843
Cabcharge Australia Ltd.	58,117	73,852
Carsales.com Ltd.	7,700	84,743
Charter Hall Long Wale REIT	11,716	37,752
Cleanaway Waste Management Ltd.	11,831	13,200
Costa Group Holdings Ltd.	26,796	127,692
CSR Ltd.	82,064	284,916
Downer EDI Ltd.	81,507	432,180
DuluxGroup Ltd.	11,882	71,271
FlexiGroup Ltd.	56,330	70,303
GDI Property Group	471	463
Greencross Ltd.	12,057	52,987
GUD Holdings Ltd.	7,461	68,569
GWA Group Ltd.	62,090	134,320
Hansen Technologies Ltd.	9,253	25,336
IDP Education Ltd.	6,652	29,083
Infigen Energy Ltd. (a)	18,068	9,430
Inghams Group Ltd.	15,009	40,075
InvoCare Ltd.	2,249	30,383
JB Hi-Fi Ltd.	7,946	141,905
Magellan Financial Group Ltd.	1,791	34,274
McMillan Shakespeare Ltd.	4,100	55,202
Metcash Ltd.	166,927	347,225
Michael Hill International Ltd.	20,083	18,533
Mineral Resources Ltd.	21,059	311,254
Monadelphous Group Ltd.	24,198	342,640
Myer Holdings Ltd.	282,125	167,519
Myob Group Ltd.	12,819	33,840
Nanosonics Ltd. (a)	10,625	20,413
Nufarm Ltd.	24,132	161,726
Orora Ltd.	23,329	58,056
OZ Minerals Ltd.	22,528	142,286
Pact Group Holdings Ltd.	7,244	30,465
Perpetual Ltd.	3,918	143,734
Platinum Asset Management Ltd.	22,866	129,200
Primary Health Care Ltd.	17,106	47,745
Regis Resources Ltd.	26,745	79,504
Sandfire Resources N.L.	22,213	104,340
Seven West Media Ltd.	43,243	20,607
Sigma Healthcare Ltd.	354,946	212,100
Sims Metal Management Ltd.	1,231	13,054
Sirtex Medical Ltd.	3,449	38,793
Southern Cross Media Group, Ltd.	93,111	81,346
Spark Infrastructure Group	42,085	83,084
St. Barbara Ltd.	79,691	192,891
Super Retail Group Ltd.	42,989	259,485

	SHARES	FAIR VALUE
Australia - 3.4% (continued)
Virtus Health Ltd.	3,023	$11,890
Vita Group Ltd.	142,917	147,020
Whitehaven Coal Ltd.	71,113	207,091
WiseTech Global Ltd.	6,807	62,455
WPP Aunz Ltd.	13,977	8,881

		6,386,842

Austria - 1.0%
DO & CO AG	527	29,914
EVN AG	4,844	84,264
FACC AG (a)	1,985	33,467
Kapsch TrafficCom AG	698	40,908
Lenzing AG	2,594	308,535
Oesterreichische Post AG	6,139	276,933
Porr AG	3,577	114,953
S&T AG	5,105	107,610
Telekom Austria AG	9,407	90,704
UNIQA Insurance Group AG	37,938	402,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,223	65,487
Wienerberger AG	10,241	232,573
Zumtobel Group AG	9,409	119,158

		1,906,978

Belgium - 1.3%
Ackermans & van Haaren N.V.	2,090	365,058
AGFA-Gevaert N.V. (a)	32,166	146,327
Barco N.V.	1,834	195,546
Bekaert, S.A.	1,202	49,959
Bpost, S.A.	9,801	302,432
Cie d’Entreprises Cfe, S.A.	1,099	159,259
D’ieteren, S.A.	7,583	355,656
Econocom Group SE	5,660	40,374
Euronav N.V.	8,153	69,957
EVS Broadcast Equipment, S.A.	2,246	77,192
Greenyard N.V.	6,837	150,507
Ion Beam Applications, S.A.	412	11,946
KBC Ancora	100	6,081
Kinepolis Group N.V.	445	32,452
Melexis N.V.	1,474	144,021
Orange Belgium, S.A.	6,190	133,907
Sioen Industries N.V.	756	25,906
Sofina, S.A.	1,029	158,301
Van de Velde N.V.	861	47,136

		2,472,017

Bermuda - 0.5%
Emperor International Holdings Ltd.	26,000	8,622
Esprit Holdings Ltd. (a)	255,300	132,714
G-Resources Group Ltd. (a)	2,235,000	30,334
Johnson Electric Holdings Ltd.	51,500	203,424
Man Wah Holdings Ltd.	135,200	117,367
NewOcean Energy Holdings Ltd. (a)	260,000	60,255
Seadrill Ltd. (a)	44,443	13,462
VTech Holdings Ltd.	26,400	379,260

		945,438

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Canada - 4.2%
Aecon Group, Inc.	5,500	$83,855
Ag Growth International, Inc.	235	9,730
AGF Management Ltd.	12,759	81,292
Air Canada (a)	8,300	158,196
Aritzia, Inc. (a)	2,200	20,582
ATS Automation Tooling Systems, Inc. (a)	6,974	86,705
AutoCanada, Inc.	2,701	50,350
Avigilon Corp. (a)	3,500	56,265
Badger Daylightling Ltd.	2,200	48,394
Bird Construction, Inc.	3,448	26,538
BRP, Inc.	9,324	340,901
Callidus Capital Corp.	1,150	9,038
Canaccord Genuity Group, Inc.	11,077	40,182
Canadian Western Bank	1,386	39,330
Canfor Corp. (a)	24,065	495,607
Canfor Pulp Products, Inc.	6,100	67,376
Cascades, Inc.	10,162	101,136
Celestica, Inc. (a)	29,371	318,718
Centerra Gold, Inc. (a)	6,700	37,910
Cogeco Communications, Inc.	1,800	128,441
Cogeco, Inc.	700	52,396
Colliers International Group, Inc.	900	54,984
Corby Spirit and Wine Ltd.	1,400	23,504
Corus Entertainment, Inc. - B Shares	6,718	61,184
Cott Corp.	800	13,735
CRH Medical Corp. (a)	6,400	12,154
Descartes Systems Group, Inc. (a)	2,600	72,167
Dorel Industries, Inc. - Class B	5,275	123,437
Dundee Corp. - Class A (a)	7,000	14,649
Endeavour Mining Corp. (a)	1,500	27,148
Enerflex Ltd.	1,600	19,657
Enghouse Systems Ltd.	551	23,541
Equitable Group, Inc.	1,000	52,304
Exco Technologies Ltd.	10,411	77,145
First National Financial Corp.	200	4,573
FirstService Corp.	1,000	68,108
Genworth MI Canada, Inc.	2,685	89,802
Gluskin Sheff + Associates, Inc.	5,113	64,995
Great Canadian Gaming Corp. (a)	3,300	77,528
High Liner Foods, Inc.	5,100	53,998
Home Capital Group, Inc.	1,789	23,337
Hudbay Minerals, Inc.	14,420	104,728
Interfor Corp. (a)	14,849	246,304
Just Energy Group, Inc.	44,129	191,203
Kinaxis, Inc. (a)	369	20,936
Kirkland Lake Gold Ltd.	3,000	43,228
Labrodor Iron Ore Royalty Corp.	2,000	35,608
Laurentian Bank of Canada	1,855	86,859
Lucara Diamond Corp.	26,400	51,361
Lundin Mining Corp.	10,100	58,871
Magellan Aerospace Corp.	4,000	65,109
Maple Leaf Foods, Inc.	19,219	519,151
Martinrea International, Inc.	12,600	150,108
Morneau Shepell, Inc.	900	15,180
New Flyer Industries, Inc.	9,491	360,984
Norbord, Inc.	5,964	206,451
North West Co., Inc.	6,542	165,965

	SHARES	FAIR VALUE
Canada - 4.2% (continued)
Paramount Resources Ltd. (a)	1,700	$28,080
Parkland Fuel Corp.	2,107	41,972
Premium Brands Holdings Corp.	1,000	82,564
Pretium Resources, Inc. (a)	2,973	31,870
Quebecor, Inc. - Class B	3,800	72,840
Rogers Sugar, Inc.	2,900	14,139
Russel Metals, Inc.	6,899	154,541
Sierra Wireless, Inc. (a)	1,900	42,914
Silvercorp Metals, Inc.	11,700	28,748
Spin Master Corp. (a)(b) (Cost: $207,753; Original Acquisition Date: 05/05/2017)	7,014	293,956
Sprott, Inc.	29,719	53,442
SSR Mining, Inc. (a)	4,100	34,290
Stantec, Inc.	9,300	252,296
Stars Group, Inc. (a)	1,500	34,391
Stella-Jones, Inc.	400	15,939
Superior Plus Corp.	10,491	98,962
TFI International, Inc.	2,392	60,201
TMX Group RG	1,000	53,870
Toromont Industries Ltd.	3,852	169,438
TransAlta Corp.	3,400	20,477
Transcontinental, Inc. - Class A	11,874	255,860
Uni-Select, Inc.	6,624	131,335
Wajax Corp.	4,700	91,803
Western Forest Products, Inc.	87,774	171,446
Winpak Ltd.	2,713	103,103
WSP Global, Inc.	2,021	93,754

		7,965,169

Cayman Islands - 0.2%
Goodbaby International Holdings Ltd.	293,000	156,814
Hutchison Telecommunications Hong Kong Holdings Ltd.	352,000	128,448
SITC International Holdings Co., Ltd.	79,000	76,470

		361,732

Denmark - 1.8%
Alm. Brand A/S	6,951	79,480
Ambu A/S	100	8,364
Bang & Olufsen A/S (a)	7,642	174,762
Bavarian Nordic A/S (a)	300	11,298
Dampskibsselskabet Norden A/S (a)	2,732	55,487
Dfds A/S	5,806	313,369
FLSmidth & Co. A/S	6,843	376,671
GN Store Nord A/S	11,599	365,048
IC Group A/S	440	10,907
Matas A/S	8,337	104,661
Nilfisk Holding A/S (a)	1,260	62,022
NKT A/S (a)	2,565	117,152
NNIT A/S (b) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,214
Per Aarsleff Holding A/S	2,233	64,814
Rockwool International A/S - B Shares	730	200,796
Royal Unibrew A/S	2,502	142,883
Scandinavian Tobacco Group A/S (b) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	11,083	196,736
Schouw & Co., AB	895	82,800

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Denmark - 1.8% (continued)
SimCorp A/S	2,204	$132,562
Solar A/S - B Shares	2,647	160,858
Sydbank A/S	13,910	543,889
Topdanmark A/S (a)	4,153	178,723

		3,388,496

Finland - 1.3%
Amer Sports OYJ	10,797	283,624
Atria OYJ	2,673	38,497
Cargotec OYJ - B Shares	2,954	169,225
Caverion OYJ (a)	8,492	63,678
Cramo OYJ	844	18,755
DNA OYJ	1,183	20,994
Ferratum OYJ	96	3,151
Finnair OYJ	7,195	102,595
F-Secure OYJ	8,102	38,863
Kesko OYJ - B Shares	6,305	319,393
Konecranes OYJ	3,060	136,144
Lehto Group OYJ	4,718	64,186
Metsa Board OYJ	13,476	104,660
Oriola OYJ - Class B	13,891	48,279
Outokumpu OYJ	5,300	45,798
Ponsse OYJ	260	8,291
Ramirent OYJ	4,450	39,725
Sanoma OYJ	11,609	145,776
Stockmann OYJ (a)	863	4,643
Tieto OYJ	8,217	257,124
Tokmanni Group Corp.	21,380	171,007
Uponor OYJ	1,168	22,674
Valmet OYJ	17,442	321,370
YIT OYJ	14,172	101,968

		2,530,420

Germany - 6.2%
ADVA Optical Networking SE (a)	17,109	124,261
Amadeus Fire AG	86	7,839
AURELIUS Equity Opportunities SE & Co. KGaA	1,966	127,110
Aurubis AG	6,654	552,018
BayWa AG	2,804	106,949
Bechtle AG	2,953	252,012
bet-at-home.com AG	610	74,493
Biotest AG	45	1,045
Borussia Dortmund GmbH & Co. KGaA	7,447	53,298
CANCOM SE	1,230	100,768
Carl Zeiss Meditec AG	3,713	219,644
CENTROTEC Sustainable AG	3,866	70,495
CEWE Stiftung & Co. KGaA	1,527	144,347
comdirect bank AG	193	2,675
Deutsche Beteiligungs AG	431	24,221
Deutsche Pfandbriefbank AG (b) (Cost: $184,191; Original Acquisition Date: 05/09/2017)	13,843	213,949
Deutz AG	31,573	263,058
Diebold Nixdorf AG	3,060	267,262
DMG Mori AG	5,622	306,575
Draegerwerk AG & Co. KGaA	870	62,566
Drillisch AG	606	46,242

	SHARES	FAIR VALUE
Germany - 6.2% (continued)
Duerr AG	2,455	$309,008
Elmos Semiconductor AG	692	19,780
Freenet AG	9,425	357,241
Gerresheimer AG	1,059	84,527
Gerry Weber International AG	5,280	54,034
Gesco AG	2,008	83,579
Grammer AG	2,445	148,767
H&R GmbH & Co., KGaA (a)	5,855	98,192
Hamburger Hafen und Logistik AG	7,000	205,877
Heidelberger Druckmaschinen AG (a)	50,566	177,369
Hornbach Baumarkt AG	1,543	57,622
Hypoport AG (a)	191	29,486
Indus Holding AG	2,255	166,677
Isra Vision AG	410	75,201
Jenoptik AG	3,943	128,733
Kloeckner & Co. SE	7,632	89,895
Koenig & Bauer AG	323	24,662
Krones AG	4,752	601,805
LEONI AG	1,102	81,178
Manz AG (a)	514	21,412
METRO AG	52,600	689,304
MLP AG	19,725	122,671
MTU Aero Engines AG	608	109,311
Nemetschek SE	157	14,998
Nordex SE (a)	8,302	84,328
Norma Group SE	400	25,452
OHB SE	2,716	135,920
Pfeiffer Vacuum Technology AG	862	156,567
Rational AG	194	126,907
Rheinmetall AG	6,198	788,619
Rhoen Klinikum AG	299	10,404
RIB Software SE	1,080	24,700
Salzgitter AG	11,097	571,453
SLM Solutions Group AG (a)	578	33,194
SMA Solar Technology AG	4,416	176,107
Software AG	4,553	249,256
STADA Arzneimittel AG	2,951	285,841
Suedzucker AG	27,232	564,308
Surteco SE	952	30,900
Takkt AG	9,627	205,509
Uniper SE	11,731	349,001
VERBIO Vereinigte BioEnergie AG	15,987	153,389
Vossloh AG (a)	580	31,756
VTG AG	2,009	106,863
Wacker Chemie AG	2,998	488,510
Wacker Neuson SE	3,418	111,552
XING AG	82	25,620
zooplus AG (a)	599	103,201

		11,611,513

Hong Kong - 1.6%
Cafe de Coral Holdings Ltd.	28,000	79,230
Chong Hing Bank Ltd.	2,000	4,010
Chow Sang Sang Holdings International Ltd.	86,000	188,293
CITIC Telecom International Holdings Ltd.	16,000	4,343
Dah Sing Banking Group Ltd.	20,800	45,967
Dah Sing Financial Holdings Ltd.	10,800	69,141

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Hong Kong - 1.6% (continued)
Dingyi Group Investment Ltd. (a)	150,000	$9,507
Fairwood Holdings Ltd.	17,500	70,469
Giordano International Ltd.	468,000	249,875
Global Brands Group Holding Ltd. (a)	366,000	32,803
Good Resources Holdings Ltd. (a)	220,000	10,000
Hopewell Holdings Ltd.	57,000	209,823
Liu Chong Hing Investment Ltd.	100,000	173,108
Luk Fook Holdings International Ltd.	95,000	414,781
Melco International Development Ltd.	79,000	227,083
Pacific Textiles Holdings Ltd.	194,000	203,684
Sa Sa International Holdings Ltd.	390,000	150,304
SmarTone Telecommunications Holdings Ltd.	191,500	228,766
Sun Hung Kai & Co., Ltd.	260,000	165,784
Texwinca Holdings Ltd.	372,000	211,002
The United Laboratories International Holdings Ltd. (a)	128,000	103,250
VST Holdings Ltd.	128,000	68,833
Xinyi Glass Holdings Ltd.	86,000	104,938

		3,024,994

Ireland (c) - 0.0%
Origin Enterprises PLC	1,906	15,467

Israel - 1.0%
Caesarstone Ltd. (a)	7,007	174,474
Delek Automotive Systems Ltd.	2,085	17,061
Delta-Galil Industries Ltd.	678	22,521
Electra Ltd.	93	22,524
First International Bank Of Israel Ltd.	3,492	71,045
Formula Systems 1985 Ltd.	71	3,006
Harel Insurance Investments & Financial Services Ltd.	3,322	23,799
IDI Insurance Co., Ltd.	178	12,238
Israel Corp. Ltd. (a)	261	45,006
Israel Discount Bank Ltd. - Class A (a)	78,117	221,710
Ituran Location and Control Ltd.	2,066	73,550
Matrix IT Ltd.	3,199	39,612
Naphtha Israel Petroleum Corp. Ltd.	1,580	9,696
Oil Refineries Ltd.	141,695	72,080
Orbotech Ltd. (a)	3,332	168,799
Partner Communications Co., Ltd. (a)	23,993	140,723
Paz Oil Co., Ltd.	486	85,918
Radware Ltd. (a)	5,417	109,640
Rami Levy Chain Stores Ltd.	603	31,054
Shikun & Binui Ltd.	4,387	9,788
Shufersal Ltd.	17,025	115,685
SodaStream International Ltd. (a)	4,045	284,687
Strauss Group Ltd.	4,141	86,512
Tower Semiconductor Ltd. (a)	2,158	78,412

		1,919,540

Italy - 2.6%
A2A S.p.A.	57,774	108,649
ACEA S.p.A.	2,344	47,652
Ascopiave S.p.A.	26,614	117,903
ASTM S.p.A.	4,731	134,920
Autogrill S.p.A.	21,977	280,415

	SHARES	FAIR VALUE
Italy - 2.6% (continued)
Azimut Holding S.p.A.	400	$7,599
Banca Generali S.p.A.	800	28,071
Banco BPM S.p.A. (a)	21,500	73,649
Biesse S.p.A.	4,769	247,146
Brembo S.p.A.	3,277	50,667
Brunello Cucinelli S.p.A.	944	29,888
Buzzi Unicem S.p.A.	630	9,523
Cementir Holding S.p.A.	2,127	18,063
CIR-Compagnie Industriali Riunite S.p.A.	105,049	140,039
Credito Valtellinese S.p.A. (a)	10,199	17,942
Danieli & C Officine Meccaniche S.p.A.	5,030	118,602
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,164	18,593
Davide Campari-Milano S.p.A.	6,452	50,224
De’ Longhi S.p.A.	3,450	101,345
DeA Capital S.p.A.	8,452	13,229
DiaSorin S.p.A.	2,602	239,710
Ei Towers S.p.A.	789	52,496
El.En. S.p.A.	1,031	31,697
Enav S.p.A. (b) (Cost: $118,947; Original Acquisition Date: 05/08/2017)	28,239	150,848
ERG S.p.A.	3,065	58,370
Esprinet S.p.A.	5,449	26,228
Fincantieri S.p.A. (a)	9,060	12,930
FinecoBank Banca Fineco S.p.A.	5,712	57,585
GEDI Gruppo Editoriale S.p.A. (a)	7,287	6,006
Hera S.p.A.	36,124	129,850
Industria Macchine Automatiche S.p.A.	931	78,677
Interpump Group S.p.A.	100	3,297
Iren S.p.A.	50,616	155,193
Italimobiliare S.p.A.	933	26,319
Juventus Football Club S.p.A. (a)	57,635	48,260
La Doria S.p.A.	3,472	69,840
Maire Tecnimont S.p.A.	38,444	176,717
MARR S.p.A.	4,098	105,894
Mediaset S.p.A. (a)	58,611	219,749
Moncler S.p.A.	502	13,761
OVS S.p.A. (b) (Cost: $118,947; Original Acquisition Date: 05/08/2017)	24,858	170,422
Piaggio & C. S.p.A.	22,752	72,143
Rai Way S.p.A. (b) (Cost: $24,429; Original Acquisition Date: 05/30/2017)	4,816	30,553
Recordati S.p.A.	5	225
Reply S.p.A.	688	39,585
Safilo Group S.p.A. (a)	19,971	104,970
Salini Impregilo S.p.A.	37,788	138,260
Salvatore Ferragamo S.p.A.	12,818	350,292
Saras S.p.A.	107,606	277,417
Societa Iniziative Autostradali e Servizi S.p.A.	5,860	103,507
Sogefi S.p.A. (a)	36,145	184,821
Technogym S.p.A. (b) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	173,134
Zignago Vetro S.p.A.	1,294	12,283

		4,935,158

Japan - 28.7%
Achilles Corp.	4,100	88,379

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Adastria Co., Ltd.	7,000	$154,560
ADEKA Corp.	8,400	141,511
Advantest Corp.	2,000	39,717
Aeon Delight Co., Ltd.	4,200	158,603
Aeon Fantasy Co., Ltd.	100	4,345
Ai Holdings Corp.	1,700	40,376
Aica Kogyo Co., Ltd.	4,100	143,352
Aichi Bank	400	22,427
AICHI Corp.	3,100	21,953
Aida Engineering Ltd.	3,500	42,450
Ain Holdings, Inc.	1,200	81,567
Aisan Industry Co., Ltd.	6,500	73,868
Akebono Brake Industry Co., Ltd. (a)	2,800	8,509
Alpen Co., Ltd.	6,500	132,663
Alpine Electronics, Inc.	9,300	214,104
Amano Corp.	4,800	125,049
Amuse, Inc.	2,700	75,450
Anest Iwata Corp.	2,800	30,427
Anicom Holdings, Inc.	1,700	48,789
Anritsu Corp.	5,900	56,093
AOKI Holdings, Inc.	7,400	107,832
Aoyama Trading Co., Ltd.	1,900	72,256
Arcland Sakamoto Co., Ltd.	8,000	132,996
Arcland Service Holdings Co., Ltd.	2,800	68,840
Arcs Co., Ltd.	7,300	168,254
Ariake Japan Co., Ltd.	600	54,272
AS ONE Corp.	1,200	68,666
Asahi Co., Ltd.	5,500	67,342
Asahi Diamond Industrial Co., Ltd.	9,900	106,525
Asahi Holdings, Inc.	2,700	47,525
Asahi Intecc Co., Ltd.	100	6,584
Asatsu-DK, Inc.	3,800	123,577
ASKA Pharmaceutical Co., Ltd.	2,400	43,588
ASKUL Corp.	2,300	63,966
ATEAM, Inc.	600	15,178
Atom Corp.	10,800	83,583
Autobacs Seven Co., Ltd.	10,100	193,125
Avex Group Holdings, Inc.	5,500	75,699
Axial Retailing, Inc.	2,700	101,479
Azbil Corp.	5,900	254,778
Bando Chemical Industries Ltd.	5,900	66,735
Bank of Iwate Ltd.	200	7,970
Bank of Saga Ltd.	400	9,063
Belc Co., Ltd.	1,800	100,600
Belluna Co., Ltd.	4,300	46,880
Benefit One, Inc.	1,100	21,698
Bic Camera, Inc.	17,800	226,484
BML, Inc.	5,700	137,049
Broadleaf Co., Ltd.	5,800	59,471
BRONCO BILLY Co., Ltd.	300	8,463
Bunka Shutter Co., Ltd.	6,400	66,249
Canon Electronics, Inc.	4,500	99,160
Canon Marketing Japan, Inc.	11,500	293,260
Capcom Co., Ltd.	2,800	79,613
Cawachi Ltd.	3,300	82,101
Chiyoda Co., Ltd.	4,800	124,750
Chiyoda Corp.	12,700	83,053

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Chiyoda Integre Co., Ltd.	1,700	$40,769
Chofu Seisakusho Co., Ltd.	100	2,393
Chori Co., Ltd.	6,300	116,489
Chudenko Corp.	2,300	65,907
Chugoku Marine Paints Ltd.	8,500	73,184
CI Takiron Corp.	7,000	50,629
Ci:z Holdings Co., Ltd.	2,300	96,357
Citizen Watch Co., Ltd.	16,700	120,934
CKD Corp.	3,900	84,518
Clarion Co., Ltd.	16,000	61,984
Cleanup Corp.	10,700	81,573
CMIC Holdings Co., Ltd.	600	9,010
Coco Kara Fine, Inc.	2,800	174,153
Colopl, Inc.	4,200	43,140
Colowide Co., Ltd.	2,600	49,831
COMSYS Holdings Corp.	6,500	181,061
Conexio Corp.	7,700	149,491
COOKPAD, Inc.	2,700	16,074
Corona Corp.	7,000	88,507
Cosel Co., Ltd.	3,700	51,122
Cosmos Pharmaceutical Corp.	800	179,626
Create Restaurants Holdings, Inc.	9,100	99,292
Create SD Holdings Co., Ltd.	5,900	153,496
Crooz, Inc.	3,100	68,613
CyberAgent, Inc.	3,400	115,705
D.A.Consortium Holdings, Inc.	3,000	56,511
Daido Steel Co., Ltd.	1,300	78,431
Daifuku Co., Ltd.	2,300	125,070
Daihen Corp.	6,000	53,525
Daiichi Jitsugyo Co., Ltd.	3,000	90,497
DAIICHIKOSHO Co., Ltd.	1,100	52,583
Daiken Corp.	3,300	84,388
Daikokutenbussan Co., Ltd.	1,600	74,779
Daikyo, Inc.	3,600	69,956
Daikyonishikawa Corp.	5,800	96,937
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	47,803
Daiseki Co., Ltd.	1,700	44,787
Daisyo Corp.	4,800	71,481
Daiwa Industries Ltd.	1,000	11,116
Daiwabo Holdings Co., Ltd.	3,200	124,821
DCM Holdings Co., Ltd.	13,800	133,040
Denka Co., Ltd.	1,400	51,375
Denki Kogyo Co., Ltd.	1,400	35,950
Denyo Co., Ltd.	3,700	63,647
Descente Ltd.	8,000	117,713
Dexerials Corp.	1,300	15,755
DIC Corp.	6,000	222,578
DMG Mori Co., Ltd.	1,400	27,951
Doshisha Co., Ltd.	3,900	79,875
Doutor Nichires Holdings Co., Ltd.	7,200	171,707
Dowa Holdings Co., Ltd.	1,600	60,705
DTS Corp.	4,000	132,036
Dunlop Sports Co., Ltd.	3,200	45,180
Duskin Co., Ltd.	5,800	150,894
DyDo Group Holdings, Inc.	2,000	102,892
Eagle Industry Co., Ltd.	4,300	77,446

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Earth Chemical Co., Ltd.	1,500	$77,169
Ebara Corp.	3,300	128,575
EDION Corp.	17,800	199,438
Ehime Bank Ltd.	600	7,544
Eiken Chemical Co., Ltd.	1,400	64,063
Eizo Corp.	1,400	59,523
Elecom Co., Ltd.	1,400	31,758
Elematec Corp.	2,500	58,532
En-Japan, Inc.	1,900	85,592
Enplas Corp.	1,300	53,539
EPS Holdings, Inc.	2,600	55,791
Exedy Corp.	3,900	115,914
Ezaki Glico Co., Ltd.	1,900	93,696
F@N Communications, Inc.	6,300	54,466
Fancl Corp.	3,100	88,556
FCC Co., Ltd.	3,700	93,268
FIELDS Corp.	2,800	31,571
Foster Electric Co., Ltd.	700	18,255
FP Corp.	400	22,142
France Bed Holdings Co., Ltd.	7,300	68,690
Fudo Tetra Corp.	38,700	63,271
Fuji Co., Ltd.	4,400	96,409
Fuji Machine Manufacturing Co., Ltd.	5,400	104,934
Fuji Oil Holdings, Inc.	5,900	171,163
Fuji Pharma Co., Ltd.	1,700	65,632
Fuji Seal International, Inc.	1,500	50,913
Fuji Soft, Inc.	2,700	83,127
Fujibo Holdings, Inc.	1,800	55,738
Fujicco Co., Ltd.	1,400	31,584
Fujikura Ltd.	6,600	61,399
Fujimi, Inc.	1,900	43,269
Fujimori Kogyo Co., Ltd.	1,800	63,255
Fujitec Co., Ltd.	11,300	170,587
Fujitsu General Ltd.	7,800	165,017
Fujiya Co., Ltd.	3,200	73,556
Fukuda Corp.	900	54,938
Fukuda Denshi Co., Ltd.	1,300	93,794
Fukui Computer Holdings, Inc.	600	17,833
Fukushima Industries Corp.	1,800	83,966
Funai Soken Holdings, Inc.	1,500	49,780
Furukawa Electric Co., Ltd.	1,800	95,002
Fuso Chemical Co., Ltd.	1,500	44,782
Futaba Corp.	3,000	62,295
Futaba Industrial Co., Ltd.	4,600	42,834
Future Corp.	6,500	71,443
Gecoss Corp.	4,400	54,968
Geo Holdings Corp.	11,300	228,621
GLORY Ltd.	2,300	81,541
Godo Steel Ltd.	800	15,411
Goldwin, Inc.	500	36,430
Gree, Inc.	7,700	50,013
GS Yuasa Corp.	12,000	61,842
G-Tekt Corp.	3,900	81,989
Gunze Ltd.	1,600	83,593
Gurunavi, Inc.	6,800	82,655
H2O Retailing Corp.	11,000	213,852
Halows Co., Ltd.	2,800	64,635

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Hanwa Co., Ltd.	1,400	$56,289
Harmonic Drive Systems, Inc.	100	6,317
Haseko Corp.	10,000	154,871
Hazama Ando Corp.	11,700	92,211
Hearts United Group Co., Ltd.	1,200	19,693
Heiwa Corp.	400	6,888
Heiwado Co., Ltd.	7,700	165,706
Hibiya Engineering Ltd.	3,500	76,783
HIS Co., Ltd.	700	26,278
Hisaka Works Ltd.	6,100	64,011
Hitachi Kokusai Electric, Inc.	2,600	73,695
Hitachi Maxell Ltd.	1,300	26,452
Hitachi Transport System Ltd.	1,500	37,225
Hitachi Zosen Corp.	5,100	26,373
Hokuetsu Bank Ltd.	1,000	22,178
Hokuetsu Kishu Paper Co., Ltd.	3,800	21,271
Hokuhoku Financial Group, Inc.	3,800	56,555
Horiba Ltd.	200	12,439
Hosiden Corp.	6,400	100,596
House Foods Group, Inc.	6,300	204,878
Ibiden Co., Ltd.	2,600	41,283
Ichibanya Co., Ltd.	1,500	58,710
Ichiyoshi Securities Co., Ltd.	6,100	69,377
Icom, Inc.	3,900	87,464
Idec Corp.	1,400	35,502
IDOM, Inc.	7,000	51,997
Inaba Denki Sangyo Co., Ltd.	2,800	130,863
Inabata & Co., Ltd.	6,700	103,526
Ines Corp.	1,000	9,650
Infocom Corp.	2,600	60,273
Infomart Corp.	100	606
Information Services International-Dentsu Ltd.	3,200	68,637
Investors Cloud Co., Ltd.	500	29,589
Iriso Electronics Co., Ltd.	200	11,853
Ishihara Sangyo Kaisha Ltd. (a)	2,400	43,631
Ito En Ltd.	5,200	193,132
Itochu Enex Co., Ltd.	13,300	132,947
Itochu Techno-Solutions Corp.	4,900	205,718
Itochu-Shokuhin Co., Ltd.	1,900	103,656
Itoham Yonekyu Holdings, Inc.	16,400	148,051
Itoki Corp.	8,400	62,396
Iwatani Corp.	2,100	63,255
Iyo Bank Ltd.	8,400	65,456
Izumi Co., Ltd.	3,000	175,663
JAC Recruitment Co., Ltd.	2,100	42,338
Jafco Co., Ltd.	1,400	73,268
Japan Aviation Electronics Industry Ltd.	1,000	17,904
Japan Cash Machine Co., Ltd.	5,100	51,161
Japan Lifeline Co., Ltd.	400	17,700
Japan Material Co., Ltd.	300	8,876
Japan Pulp & Paper Co., Ltd.	1,100	41,979
Jeol Ltd.	2,000	11,658
Jimoto Holdings, Inc.	6,600	11,084
JINS, Inc.	1,100	56,297
J-Oil Mills, Inc.	1,100	39,389
Joshin Denki Co., Ltd.	4,500	175,330

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Joyful Honda Co., Ltd.	1,100	$31,325
JSP Corp.	2,900	97,530
Justsystems Corp.	2,100	39,483
JVC Kenwood Corp.	15,600	47,821
K&O Energy Group, Inc.	3,500	60,580
Kadokawa Dwango Corp.	2,600	29,732
Kaga Electronics Co., Ltd.	5,200	145,311
Kagome Co., Ltd.	2,400	88,818
Kaken Pharmaceutical Co., Ltd.	600	29,961
Kameda Seika Co., Ltd.	600	28,522
Kamei Corp.	7,000	112,577
Kanamoto Co., Ltd.	2,500	86,077
Kandenko Co., Ltd.	15,200	149,238
Kanematsu Corp.	10,900	130,360
Kanematsu Electronics Ltd.	3,300	96,615
Kansai Super Market Ltd.	6,100	68,401
Kanto Denka Kogyo Co., Ltd.	600	6,797
Kappa Create Co., Ltd. (a)	5,800	66,686
Kasai Kogyo Co., Ltd.	5,700	99,115
Katakura Industries Co., Ltd.	1,200	13,914
Kato Sangyo Co., Ltd.	5,800	208,459
KATO WORKS Co., Ltd.	300	8,250
Kawasaki Kisen Kaisha Ltd. (a)	5,900	151,714
Keihin Corp.	8,700	170,375
Keiyo Co., Ltd.	3,600	22,807
Kenko Mayonnaise Co., Ltd.	2,800	85,210
Kewpie Corp.	2,800	71,776
Key Coffee, Inc.	3,000	57,230
KH Neochem Co., Ltd.	200	4,770
Kinden Corp.	15,000	254,965
Kintetsu Department Store Co., Ltd. (a)	1,400	46,213
Kintetsu World Express, Inc.	5,400	106,661
Kisoji Co., Ltd.	3,600	87,037
Kissei Pharmaceutical Co., Ltd.	2,700	76,889
Kitz Corp.	9,200	67,767
KNT-CT Holdings Co., Ltd. (a)	4,900	74,363
Koa Corp.	2,200	44,393
Koatsu Gas Kogyo Co., Ltd.	7,000	58,901
Kobayashi Pharmaceutical Co., Ltd.	1,700	107,095
Kobe Bussan Co., Ltd.	800	36,252
Kohnan Shoji Co., Ltd.	3,700	76,929
Kokuyo Co., Ltd.	11,500	217,646
Komeri Co., Ltd.	3,800	108,046
Komori Corp.	3,500	48,918
Konishi Co., Ltd.	5,200	93,932
Konoike Transport Co., Ltd.	3,500	57,688
Koshidaka Holdings Co., Ltd.	1,500	65,640
Kotobuki Spirits Co., Ltd.	1,000	48,159
K’s Holdings Corp.	9,400	241,880
Kumagai Gumi Co., Ltd.	2,900	80,523
Kura Corp.	2,300	107,086
Kurabo Industries Ltd.	32,000	97,525
Kureha Corp.	700	46,026
Kuroda Electric Co., Ltd.	6,900	166,331
KYB Corp.	1,900	111,760
Kyodo Printing Co., Ltd.	1,100	34,990
Kyoei Steel Ltd.	700	12,464

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,500	$111,640
Kyokuto Securities Co., Ltd.	600	8,770
KYORIN Holdings, Inc.	3,400	64,740
Kyowa Exeo Corp.	5,000	119,863
Kyudenko Corp.	2,800	132,356
Laox Co., Ltd. (a)	3,200	19,192
Lasertec Corp.	700	16,980
Leopalace21 Corp.	13,200	105,558
LIFE Corp.	3,800	101,462
Lifull Co., Ltd.	3,700	30,213
Link And Motivation, Inc.	900	7,101
Lintec Corp.	3,600	98,840
M&A Capital Partners Co., Ltd. (a)	200	12,511
Macnica Fuji Electronics Holdings, Inc.	9,000	192,403
Maeda Corp.	300	4,401
Maeda Kosen Co., Ltd.	5,100	90,359
Maeda Road Construction Co., Ltd.	5,000	112,533
Makino Milling Machine Co., Ltd.	2,000	19,779
Mandom Corp.	2,800	94,416
Mani, Inc.	1,200	34,333
Mars Engineering Corp.	1,900	39,774
Marudai Food Co., Ltd.	16,000	70,514
Maruha Nichiro Corp.	2,400	68,879
Marusan Securities Co., Ltd.	4,300	40,156
Maruwa Co., Ltd.	1,200	75,916
Maruzen Showa Unyu Co., Ltd.	6,000	26,656
Marvelous, Inc.	5,400	49,516
Matsuda Sangyo Co., Ltd.	5,900	98,032
Matsumotokiyoshi Holdings Co., Ltd.	3,400	280,350
Matsuya Co., Ltd.	5,400	63,862
Matsuya Foods Co., Ltd.	3,200	117,002
Max Co., Ltd.	5,800	81,064
MCJ Co., Ltd.	9,100	91,610
Megmilk Snow Brand Co., Ltd.	3,700	102,572
Meidensha Corp.	3,000	12,368
Meiko Network Japan Co., Ltd.	4,200	50,417
Meitec Corp.	2,200	115,332
Melco Holdings, Inc.	3,100	101,777
Menicon Co., Ltd.	1,500	77,969
Metawater Co., Ltd.	1,000	25,385
Micronics Japan Co., Ltd.	1,100	10,634
Mie Bank Ltd.	2,500	56,289
Milbon Co., Ltd.	700	50,318
Mimasu Semiconductor Industry Co., Ltd.	1,400	25,750
Ministop Co., Ltd.	6,100	126,504
Mirait Holdings Corp.	7,600	101,495
Miroku Jyoho Service Co., Ltd.	2,800	73,045
Misawa Homes Co., Ltd.	8,200	72,423
Mitsuba Corp.	700	9,529
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	78,006
Mitsubishi Paper Mills Ltd. (a)	700	4,404
Mitsubishi Pencil Co., Ltd.	3,800	82,148
Mitsubishi Research Institute, Inc.	1,900	63,477
Mitsubishi Shokuhin Co., Ltd.	5,300	161,056
Mitsubishi Steel Manufacturing Co., Ltd.	1,100	26,380
Mitsuboshi Belting Ltd.	4,000	52,033
Mitsui High-Tec, Inc.	4,300	89,481

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Mitsui Home Co., Ltd.	7,000	$42,481
Mitsui Mining & Smelting Co., Ltd.	100	5,633
Mitsui Sugar Co., Ltd.	2,100	85,832
Mitsui-Soko Holdings Co., Ltd. (a)	6,000	19,192
Miura Co., Ltd.	3,700	94,419
Miyazaki Bank Ltd.	100	3,185
Mizuno Corp.	3,400	100,751
Mochida Pharmaceutical Co., Ltd.	400	28,860
Modec, Inc.	2,200	52,583
Morinaga & Co., Ltd.	1,800	90,044
Morinaga Milk Industry Co., Ltd.	3,800	154,978
Morita Holdings Corp.	1,600	29,713
MOS FOOD SERVICES, Inc.	1,400	42,854
MTI Ltd.	3,300	19,118
Musashi Seimitsu Industry Co., Ltd.	100	2,999
Nachi-Fujikoshi Corp.	1,000	6,273
Nagase & Co., Ltd.	12,700	231,668
Nagatanien Holdings Co., Ltd.	1,000	12,342
Nakanishi, Inc.	900	43,183
Nakayama Steel Works Ltd.	4,100	26,193
NEC Networks & System Integration Corp.	5,900	153,496
NET One Systems Co., Ltd.	13,800	197,414
Neturen Co., Ltd.	8,200	85,246
NHK Spring Co., Ltd.	13,800	153,272
Nichias Corp.	12,000	154,072
Nichicon Corp.	6,300	83,183
Nichiden Corp.	4,000	82,598
Nichiha Corp.	2,600	100,724
NichiiGakkan Co., Ltd.	5,900	72,344
Nichirei Corp.	3,800	110,072
Nifco, Inc.	600	40,144
Nihon Kohden Corp.	4,200	96,095
Nihon M&A Center, Inc.	100	4,985
NIHON NOHYAKU Co., Ltd.	2,400	14,778
Nihon Parkerizing Co., Ltd.	5,700	94,253
Nihon Trim Co., Ltd.	1,200	59,070
Nihon Unisys Ltd.	10,100	197,701
Nippo Corp.	6,000	141,650
Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	115,239
Nippon Ceramic Co., Ltd.	900	24,350
Nippon Chemi-Con Corp.	700	23,293
Nippon Denko Co., Ltd.	10,400	41,029
Nippon Densetsu Kogyo Co., Ltd.	3,000	62,428
Nippon Flour Mills Co., Ltd.	6,600	97,172
Nippon Gas Co., Ltd.	1,300	45,857
Nippon Kanzai Co., Ltd.	5,000	90,408
Nippon Kayaku Co., Ltd.	7,300	110,397
Nippon Koei Co., Ltd.	1,100	36,603
Nippon Light Metal Holdings Co., Ltd.	14,900	39,717
Nippon Seiki Co., Ltd.	3,500	77,000
Nippon Shinyaku Co., Ltd.	900	64,294
Nippon Shokubai Co., Ltd.	200	13,914
Nippon Signal Co., Ltd.	6,000	64,401
Nippon Soda Co., Ltd.	15,000	99,427
Nippon Steel & Sumikin Bussan Corp.	1,500	78,902
Nippon Suisan Kaisha Ltd.	15,600	85,107

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Nishimatsu Construction Co., Ltd.	2,700	$78,089
Nishimatsuya Chain Co., Ltd.	10,000	120,663
Nishio Rent All Co., Ltd.	600	20,445
Nissan Shatai Co., Ltd.	10,400	105,991
Nisshinbo Holdings, Inc.	7,700	107,552
Nissin Corp.	3,400	93,500
Nissin Electric Co., Ltd.	3,700	44,448
Nissin Kogyo Co., Ltd.	6,600	128,605
Nitta Corp.	1,400	54,671
Nittetsu Mining Co., Ltd.	1,000	68,150
Nitto Boseki Co., Ltd.	4,600	137,740
Nitto Kogyo Corp.	6,000	98,574
Nitto Kohki Co., Ltd.	2,200	55,437
Noevir Holdings Co., Ltd.	1,800	127,789
NOF Corp.	2,600	71,385
Nohmi Bosai Ltd.	5,800	107,399
Nojima Corp.	6,900	157,932
Nomura Co., Ltd.	4,200	95,759
Noritake Co., Ltd.	1,000	45,937
Noritz Corp.	5,300	102,332
NS Solutions Corp.	5,500	141,819
NS United Kaiun Kaisha Ltd.	2,200	52,056
NSD Co., Ltd.	4,300	88,220
NTN Corp.	11,600	56,792
NuFlare Technology, Inc.	600	39,611
Obara Group, Inc.	300	21,005
Ohsho Food Service Corp.	1,500	66,374
Oiles Corp.	4,800	101,208
Okabe Co., Ltd.	7,400	69,236
OKAMOTO INDUSTRIES, Inc.	2,000	20,294
Okamura Corp.	10,200	133,408
Oki Electric Industry Co., Ltd.	8,100	116,377
Okuma Corp.	1,400	89,067
Okumura Corp.	1,800	73,011
Okuwa Co., Ltd.	9,000	90,684
Onward Holdings Co., Ltd.	15,000	122,085
Optex Group Co., Ltd.	1,600	68,453
Organo Corp.	2,100	54,690
Osaka Soda Co., Ltd.	2,600	66,094
Osaki Electric Co., Ltd.	9,900	69,844
OSG Corp.	200	4,080
OSJB Holdings Corp.	12,600	36,833
Oyo Corp.	5,800	78,333
Pacific Industrial Co., Ltd.	2,000	28,664
PAL Group Holdings Co., Ltd.	2,000	61,575
PALTAC Corp.	1,900	84,073
Paramount Bed Holdings Co., Ltd.	700	33,151
Parco Co., Ltd.	3,000	41,024
PC Depot Corp.	15,500	127,531
Penta-Ocean Construction Co., Ltd.	12,000	89,244
Pigeon Corp.	1,800	68,692
Pilot Corp.	600	28,842
Piolax, Inc.	3,300	100,573
Pioneer Corp. (a)	14,100	27,312
Plenus Co., Ltd.	6,300	131,324
Press Kogyo Co., Ltd.	21,600	128,397
Prestige International, Inc.	5,000	62,730

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Prima Meat Packers Ltd.	25,000	$173,486
Proto Corp.	4,300	62,965
Qol Co., Ltd.	200	3,819
Raito Kogyo Co., Ltd.	3,900	43,247
Relia, Inc.	5,700	64,220
Relo Group, Inc.	3,100	82,303
Rengo Co., Ltd.	1,400	9,068
Right On Co., Ltd.	9,700	78,431
Riken Corp.	1,000	53,667
Riken Vitamin Co., Ltd.	100	3,981
Ringer Hut Co., Ltd.	3,200	73,357
Riso Kagaku Corp.	4,400	83,782
Rock Field Co., Ltd.	4,500	82,887
Rohto Pharmaceutical Co., Ltd.	3,100	79,301
Rokko Butter Co., Ltd.	100	2,417
Roland DG Corp.	4,000	113,021
Royal Holdings Co., Ltd.	5,000	137,056
Ryobi Ltd.	1,800	46,477
Ryosan Co., Ltd.	3,600	138,984
Ryoyo Electro Corp.	5,700	97,241
S Foods, Inc.	2,800	120,165
Sac’s Bar Holdings, Inc.	6,800	84,468
Saint Marc Holdings Co., Ltd.	2,100	57,564
Saizeriya Co., Ltd.	5,300	165,294
Sakai Chemical Industry Co., Ltd.	2,400	53,994
Sakai Moving Service Co., Ltd.	1,100	55,418
Sakata INX Corp.	5,300	91,594
Sakata Seed Corp.	1,300	42,912
San-A Co., Ltd.	600	27,669
San-Ai Oil Co., Ltd.	11,300	161,450
Sangetsu Corp.	1,300	23,668
Sanken Electric Co., Ltd.	2,000	11,924
Sanki Engineering Co., Ltd.	6,300	77,585
Sankyo Tateyama, Inc.	3,200	45,095
Sankyu, Inc.	3,400	144,404
Sanrio Co., Ltd.	3,700	61,313
Sanwa Holdings Corp.	7,000	92,114
Sanyo Chemical Industries Ltd.	1,400	73,642
Sanyo Denki Co., Ltd.	1,200	86,899
Sanyo Special Steel Co., Ltd.	2,400	60,776
Sapporo Holdings Ltd.	1,800	56,218
Sato Holdings Corp.	3,300	92,363
Sawai Pharmaceutical Co., Ltd.	300	14,634
SCREEN Holdings Co., Ltd.	3,600	321,791
SCSK Corp.	1,400	61,140
SEIKAGAKU Corp.	1,100	15,902
Seiko Holdings Corp.	200	5,411
Seino Holdings Co., Ltd.	14,000	220,552
Seiren Co., Ltd.	6,500	121,458
Sekisui Jushi Corp.	4,000	81,994
Sekisui Plastics Co., Ltd.	8,000	100,724
Senko Group Holdings Co., Ltd.	6,500	46,319
Senshukai Co., Ltd.	11,400	68,474
Septeni Holdings Co., Ltd.	5,000	14,172
Shibuya Corp.	1,100	40,317
Shikoku Bank Ltd.	400	5,626
Shikoku Chemicals Corp.	4,000	65,432

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Shikoku Electric Power Co., Inc.	300	$4,020
SHIMA SEIKI MFG., Ltd.	300	19,246
Shimachu Co., Ltd.	3,100	88,969
Shindengen Eletric Mfg. Co., Ltd.	400	27,616
Shin-Etsu Polymer Co., Ltd.	16,400	172,532
Shinko Electric Industries Co., Ltd.	8,400	64,188
Shinko Plantech Co., Ltd.	9,200	92,944
Shinmaywa Industries Ltd.	15,000	143,543
Shinnihon Corp.	7,300	60,841
Ship Healthcare Holdings, Inc.	2,000	63,886
Shizuoka Gas Co., Ltd.	8,600	74,427
Shoei Foods Corp.	1,900	80,190
Showa Corp.	5,800	70,242
Showa Denko K.K.	5,600	207,242
Showa Sangyo Co., Ltd.	2,500	63,952
Siix Corp.	2,200	92,852
Sinanen Holdings Co., Ltd.	2,800	62,446
Sinko Industries Ltd.	3,100	60,681
Sintokogio Ltd.	8,700	106,291
SKY Perfect JSAT Holdings, Inc.	800	3,554
Skylark Co., Ltd.	11,400	166,424
SMK Corp.	5,000	22,835
Sogo Medical Co., Ltd.	300	16,127
Sojitz Corp.	16,300	46,925
Square Enix Holdings Co., Ltd.	2,800	127,131
Star Micronics Co., Ltd.	1,600	26,144
Starts Corp., Inc.	1,200	29,226
Starzen Co., Ltd.	1,100	52,877
Studio Alice Co., Ltd.	2,900	67,562
Sugi Holdings Co., Ltd.	3,300	176,516
Sumitomo Bakelite Co., Ltd.	23,000	187,196
Sumitomo Densetsu Co., Ltd.	4,800	103,724
Sumitomo Forestry Co., Ltd.	5,300	90,888
Sumitomo Mitsui Construction Co., Ltd.	15,360	87,346
Sumitomo Osaka Cement Co., Ltd.	3,000	14,021
Sumitomo Riko Co., Ltd.	6,900	72,406
Sumitomo Seika Chemicals Co., Ltd.	1,200	68,986
Systena Corp.	2,500	88,742
Tachi-S Co., Ltd.	3,800	71,006
Tadano Ltd.	6,500	98,529
Taihei Dengyo Kaisha Ltd.	1,100	25,891
Taiho Kogyo Co., Ltd.	1,800	27,669
Taikisha Ltd.	2,900	97,143
Taiyo Holdings Co., Ltd.	400	18,268
Taiyo Yuden Co., Ltd.	2,200	36,672
Takamatsu Construction Group Co., Ltd.	3,900	100,355
Takara Holdings, Inc.	4,400	49,143
Takara Standard Co., Ltd.	5,800	92,093
Takasago International Corp.	1,400	44,098
Takasago Thermal Engineering Co., Ltd.	4,400	81,788
Takeuchi Manufacturing Co., Ltd.	2,800	58,839
Takuma Co., Ltd.	11,600	168,107
Tamron Co., Ltd.	5,300	114,576
Tanseisha Co., Ltd.	7,500	95,295
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	128,695
TechnoPro Holdings, Inc.	1,700	85,042
TEIKOKU SEN-I Co., Ltd.	1,900	37,445

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Tekken Corp.	700	$20,898
Temp Holdings Co., Ltd.	17,500	408,637
Tenma Corp.	3,500	65,463
T-Gaia Corp.	10,000	217,868
The Japan Steel Works Ltd.	1,900	60,776
The Japan Wool Textile Co., Ltd.	9,400	82,854
The Nippon Road Co., Ltd.	800	47,981
The Nisshin Oillio Group Ltd.	3,800	116,656
The Oita Bank Ltd.	200	7,908
The Pack Corp.	2,000	66,995
TIS, Inc.	3,300	112,009
TKC Corp.	1,800	61,655
Toa Corp. (a)	2,100	57,097
Toagosei Co., Ltd.	10,700	137,190
Tocalo Co., Ltd.	600	25,350
Tochigi Bank Ltd.	2,000	8,530
Toda Corp.	10,000	79,613
Toei Animation Co., Ltd.	100	8,859
TOEI Co., Ltd.	300	31,081
Toenec Corp.	1,000	28,877
Toho Holdings Co., Ltd.	7,100	147,179
Toho Zinc Co., Ltd.	200	10,271
Tokai Carbon Co., Ltd.	4,600	48,516
Tokai Corp.	2,800	116,558
Tokai Holdings Corp.	8,900	69,036
Tokai Rika Co., Ltd.	5,200	107,793
Token Corp.	1,800	225,350
Tokuyama Corp.	1,800	54,938
Tokyo Broadcasting System Holdings, Inc.	9,500	232,382
Tokyo Ohka Kogyo Co., Ltd.	2,700	112,875
Tokyo Rope Manufacturing Co., Ltd.	500	7,135
Tokyo Seimitsu Co., Ltd.	2,400	99,267
Tokyo Steel Manufacturing Co., Ltd.	7,000	60,580
Tokyu Construction Co., Ltd.	11,300	108,939
Tomy Co., Ltd.	4,600	65,355
TOPCON Corp.	600	13,280
Toppan Forms Co., Ltd.	14,100	152,845
Topre Corp.	3,100	88,693
Topy Industries Ltd.	1,500	45,382
Toridoll Holdings Corp.	1,900	61,113
Torii Pharmaceutical Co., Ltd.	2,900	76,349
Toshiba Machine Co., Ltd.	17,000	119,783
Toshiba Plant Systems & Services Corp.	8,900	168,202
Toshiba TEC Corp.	36,000	226,469
Tosho Printing Co., Ltd.	1,400	12,601
Totetsu Kogyo Co., Ltd.	1,900	62,042
Toyo Construction Co., Ltd.	3,600	20,024
Toyo Corp.	3,500	29,793
Toyo Ink SC Holdings Co., Ltd.	17,000	98,183
Toyo Kanetsu K.K.	1,100	40,952
Toyo Kohan Co., Ltd.	12,100	49,241
Toyo Tanso Co., Ltd.	3,400	108,454
Toyo Tire & Rubber Co., Ltd.	2,600	52,903
Toyobo Co., Ltd.	2,900	52,746
Toyota Boshoku Corp.	12,500	258,341
TPR Co., Ltd.	1,800	61,335
Trancom Co., Ltd.	1,600	104,065

	SHARES	FAIR VALUE
Japan - 28.7% (continued)
Transcosmos, Inc.	3,500	$85,241
Trusco Nakayama Corp.	3,800	106,020
TS Tech Co., Ltd.	8,300	338,873
TSI Holdings Co., Ltd.	18,300	138,537
Tsubakimoto Chain Co.	7,000	55,418
Tsugami Corp.	4,000	41,548
Tsukada Global Holdings, Inc.	1,200	6,515
Tsukishima Kikai Co., Ltd.	2,700	29,988
Tsukui Corp.	6,700	54,710
Tsumura & Co.	1,200	41,370
Tsurumi Manufacturing Co., Ltd.	3,200	51,748
Tsutsumi Jewelry Co., Ltd.	2,100	40,285
TV Asahi Holdings Corp.	8,100	171,867
Ube Industries Ltd.	1,400	40,490
UKC Holdings Corp.	1,300	22,293
Ulvac, Inc.	300	20,072
Union Tool Co.	200	7,473
Unipres Corp.	4,900	129,395
United Arrows Ltd.	200	7,535
United Super Markets Holdings, Inc.	16,700	170,494
United, Inc.	700	23,137
Unitika Ltd. (a)	500	3,714
Valor Holdings Co., Ltd.	6,000	139,518
Vector, Inc.	200	2,783
Vital KSK Holdings, Inc.	8,300	69,618
VT Holdings Co., Ltd.	1,700	8,338
Wacoal Holdings Corp.	6,500	200,986
Wacom Co., Ltd.	6,700	36,136
Wakita & Co., Ltd.	9,700	114,457
Warabeya Nichiyo Holdings Co., Ltd.	4,700	125,074
Watami Co., Ltd.	11,000	153,938
Welcia Holdings Co., Ltd.	7,100	303,443
Wowow, Inc.	2,200	63,139
Xebio Holdings Co., Ltd.	8,200	150,601
Yahagi Construction Co., Ltd.	10,000	88,143
YAMABIKO Corp.	7,300	109,878
Yamato Kogyo Co., Ltd.	3,900	105,344
Yamazen Corp.	15,900	180,410
Yellow Hat Ltd.	3,900	113,488
Yodogawa Steel Works Ltd.	3,900	115,740
Yokogawa Bridge Holdings Corp.	2,000	42,205
Yondoshi Holdings, Inc.	2,100	56,817
Yonex Co., Ltd.	3,400	22,990
Yorozu Corp.	600	13,243
Yoshinoya Holdings Co., Ltd.	9,100	150,636
Yuasa Trading Co., Ltd.	3,700	129,530
Yumeshin Holdings Co., Ltd.	500	4,243
Yurtec Corp.	8,000	69,590
Yusen Logistics Co., Ltd.	8,800	117,052
Yushin Precision Equipment Co., Ltd.	1,900	56,386
ZENRIN Co., Ltd.	1,100	37,092
Zensho Holdings Co., Ltd.	10,000	168,821
Zeon Corp.	7,000	96,592
ZERIA Pharmaceutical Co., Ltd.	3,900	75,197
Zojirushi Corp.	8,600	79,547

		53,920,912

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Luxembourg - 0.4%
Aperam, S.A.	4,495	$229,763
SAF-Holland, S.A.	3,260	66,196
Senvion, S.A. (a)	4,481	48,620
Subsea 7, S.A.	24,616	359,500

		704,079

Netherlands - 1.7%
Aalberts Industries N.V.	6,378	325,672
Accell Group N.V.	5,948	170,158
Arcadis N.V.	3,691	85,228
ASR Nederland N.V.	7,206	293,760
BE Semiconductor Industries N.V.	188	15,433
Brunel International N.V.	11,263	199,076
Corbion N.V.	551	17,802
ForFarmers N.V.	6,879	82,369
IMCD N.V.	1,385	85,623
InterXion Holding N.V. (a)	800	46,184
Kendrion N.V.	2,996	146,027
Koninklijke BAM Groep N.V.	9,259	50,287
Philips Lighting N.V. (b) (Cost: $501,351; Original Acquisition Date: 05/12/2017)	13,986	529,785
PostNL N.V.	54,715	242,263
Refresco Group N.V. (b) (Cost: $134,773; Original Acquisition Date: 05/12/2017)	6,923	163,154
Rhi Magnesita N.V. (a)	4,818	260,925
SBM Offshore N.V.	4,764	79,016
SIF Holding N.V.	1,298	25,492
TKH Group N.V.	1,869	124,576
TomTom N.V. (a)	15,180	163,949
Wessanen	524	10,537

		3,117,316

Netherlands Antilles (c) - 0.0%
Sapiens International Corp. N.V. (a)	1,518	18,228

Norway - 0.8%
Aker ASA	329	14,513
Aker Solutions ASA (a)	17,243	85,454
Atea ASA	7,159	95,517
Austevoll Seafood ASA	19,150	161,128
B2Holding ASA	12,043	28,372
Borregaard ASA	7,280	65,411
Europris ASA (b) (Cost: $37,092; Original Acquisition Date: 05/26/2017)	8,425	33,722
Grieg Seafood ASA	14,655	133,436
Kongsberg Automotive ASA (a)	100,512	126,252
Leroy Seafood Group ASA	37,537	205,565
Norway Royal Salmon ASA	6,179	100,638
Salmar ASA	2,579	75,546
TGS-Nopec Geophysical Co. ASA	10,581	255,004
Wallenius Wilhelmsen Logistics (a)	5,500	37,518

		1,418,076

Portugal - 0.5%
Altri, SGPS, S.A.	7,516	46,537
Banco Comercial Portugues, S.A. - Class R (a)	329,436	100,969
Corticeira Amorim SGPS, S.A.	5,895	81,778

	SHARES	FAIR VALUE
Portugal - 0.5% (continued)
CTT-Correios de Portugal, S.A.	1,583	$6,124
Mota-Engil SGPS, S.A.	26,143	107,353
Nos SGPS, S.A.	27,042	183,786
REN Redes Energeticas Nacionais SGPS, S.A.	11,037	32,382
Semapa-Sociedade Invest Gestao SGPS, S.A.	9,915	199,796
Sonae SGPS, S.A.	67,530	81,905
The Navigator Company, S.A.	13,558	67,487

		908,117

Singapore - 0.3%
First Resources Ltd.	22,800	31,615
Indofood Agri Resources Ltd.	73,800	21,342
M1 Ltd.	25,700	34,302
Sheng Siong Group Ltd.	134,300	93,610
Venture Corp., Ltd.	25,900	403,307

		584,176

Spain - 1.4%
Acerinox S.A.	687	9,236
Applus Services, S.A.	13,990	178,089
Atresmedia Corp de Medios de Comunicacion, S.A.	800	9,189
Cia de Distribucion Integral Logista Holdings, S.A.	14,819	355,588
CIE Automotive, S.A.	2,979	87,438
Codere, S.A. (a)	390	3,825
Construcciones y Auxiliar de Ferrocarriles, S.A.	4,477	187,039
Corp Financiera Alba, S.A.	590	35,323
Ebro Foods, S.A.	4,734	109,481
Ence Energia y Celulosa, S.A.	10,612	69,344
Faes Farma, S.A.	14,905	55,794
Fomento de Construcciones y Contratas, S.A. (a)	23,434	253,820
Global Dominion Access, S.A. (a)(b) (Cost: $14,788; Original Acquisition Date: 05/30/2017)	3,588	19,090
Grupo Catalana Occidente, S.A.	6,335	273,032
Indra Sistemas, S.A. (a)	4,456	60,728
Liberbank, S.A. (a)	351,301	192,342
Melia Hotels International, S.A.	3,238	43,146
Miquel y Costas & Miquel, S.A.	1,929	79,855
NH Hotel Group, S.A.	12,603	92,629
Papeles y Cartones de Europa, S.A.	12,587	151,015
Pharma Mar, S.A. (a)	4,020	11,460
Promotora de Informaciones, S.A. - Class A (a)	1,695	4,461
Sacyr, S.A. (a)	6,100	14,703
Saeta Yield, S.A.	452	5,218
Tecnicas Reunidas, S.A.	8,905	271,551
Tubacex, S.A. (a)	8,559	33,465
Viscofan, S.A.	814	52,144

		2,659,005

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Sweden - 4.9%
AcadeMedia AB (a)(b) (Cost: $30,754; Original Acquisition Date: 05/10/2017)	4,949	$34,143
Ahlsell AB (b) (Cost: $153,891; Original Acquisition Date: 08/23/2017)	23,770	144,109
Attendo AB (b) (Cost: $125,478; Original Acquisition Date: 05/10/2017)	11,024	114,771
Axfood AB	34,816	655,481
B&B Tools AB - B Shares	12,886	146,625
Betsson AB	25,757	181,386
Bilia AB	12,030	112,454
BillerudKorsnas AB	12,693	216,833
BioGaia AB - B Shares	1,598	58,129
Bossard Holding AG	438	97,640
Bravida Holding AB (b) (Cost: $146,782; Original Acquisition Date: 05/30/2017)	20,866	142,082
Bufab AB	267	3,222
Byggmax Group AB	15,175	106,050
Camurus AB (a)	895	12,643
Capio AB (b) (Cost: $20,232; Acquisition Date: 05/30/2017)	3,409	18,041
Clas Ohlson AB - B Shares	10,772	179,191
Cloetta AB - B Shares	9,222	30,737
Com Hem Holding AB	1,223	18,292
Concentric AB	3,198	53,198
Dometic Group AB (b) (Cost: $118,468; Original Acquisition Date: 05/30/2017)	14,717	140,297
Duni AB	1,767	23,642
Dustin Group AB (b) (Cost: $79,694; Original Acquisition Date: 05/10/2017)	9,660	87,415
Elekta AB	1,850	15,426
Fingerprint Cards AB - Class B (a)	41,612	85,153
Granges AB	10,275	102,800
Gunnebo AB	4,211	16,198
Haldex AB (a)	2,976	31,196
Hexpol AB	11,609	112,332
Holmen AB - B Shares	7,868	389,220
Indutrade AB	7,712	207,104
Intrum Justitia AB	1,437	49,440
JM AB	14,026	322,880
KappAhl AB	30,790	175,082
LeoVegas AB (b) (Cost: $100,028; Original Acquisition Date: 06/21/2017)	11,583	117,962
Lifco AB - B Shares	1,271	43,865
Lindab International AB	6,029	47,535
Loomis AB - Class B	7,968	328,393
Mekonomen AB	5,962	108,258
Modern Times Group MTG AB	880	36,920
Momentum Group AB (a)	5,498	70,277
Mycronic AB	9,540	99,720
NCC AB - B Shares	15,257	317,135
New Wave Group AB	18,898	121,344
Nobia AB	44,612	362,398
Nobina AB (b) (Cost: $95,059; Original Acquisition Date: 05/10/2017)	15,503	93,063
Nolato AB	200	12,878
Paradox Interactive AB	3,099	33,689
Peab AB	30,663	275,643

	SHARES	FAIR VALUE
Sweden - 4.9% (continued)
Ratos AB - B Shares	46,869	$206,379
RaySearch Laboratories AB (a)	1,250	21,279
Rexidor Hotel Group AB	9,040	29,374
Saab AB - Class B	1,556	75,635
SAS AB (a)	19,932	61,432
Scandi Standard AB	3,937	29,512
Scandic Hotels Group AB (b) (Cost: $231,131; Original Acquisition Date: 05/10/2017)	18,285	238,093
SSAB AB - A Shares (a)	47,873	225,155
SSAB AB - B Shares (a)	65,915	254,811
Svenska Cellulosa AB SCA	135,797	1,324,560
Sweco AB	9,611	195,643
Swedish Orphan Biovitrum AB (a)	2,600	35,812
Thule Group AB (b) (Cost: $9,331; Acquisition Date: 08/24/2017)	485	10,672
Trelleborg AB - B Shares	15,086	362,239
Vitrolife AB	400	30,248
Volati AB	4,741	35,964

		9,289,100

Switzerland - 3.9%
ALSO Holding AG	709	95,134
APG SGA, S.A.	214	97,020
Aryzta AG	2,230	74,556
Ascom Holding AG	782	18,681
Autoneum Holding AG	945	257,924
Banque Cantonale Vaudoise	29	22,198
Bell Food Group AG	295	128,945
BKW Energie AG	1,218	72,059
Bobst Group, S.A.	2,238	284,371
Bucher Industries AG	989	392,835
Burkhalter Holding AG	322	39,376
Cembra Money Bank AG	1,127	101,673
Clariant AG	4,233	115,318
Comet Holding AG	128	20,324
Conzzeta AG	162	161,053
Daetwyler Holding AG	624	112,146
dormakaba Holding AG	382	361,517
EDAG Engineering Group AG	4,188	74,821
EFG International AG	3,433	34,897
Emmi AG	467	302,156
Feintool International Holding AG	260	29,680
Flughafen Zurich AG	231	51,941
Forbo Holding AG	92	136,258
Georg Fischer AG	376	494,581
Gurit Holding AG	153	162,526
Huber + Suhner AG	2,495	133,278
Implenia AG	2,536	164,985
Inficon Holding AG	247	146,882
Kardex AG	912	106,427
Komax Holding AG	179	56,225
Kudelski, S.A.	5,123	64,054
Logitech International, S.A.	6,073	211,498
Mobilezone Holding AG	14,866	183,605
OC Oerlikon Corp AG	1,652	26,869
Oriflame Holding AG	5,425	212,957
Orior AG	1,238	93,755

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Switzerland - 3.9% (continued)
Panalpina Welttransport Holding AG	2,116	$310,813
Rieter Holding AG	1,105	247,003
Schmolz + Bickenbach AG (a)	60,285	48,412
Schweiter Technologies AG	128	162,383
SFS Group AG	1,335	153,618
Siegfried Holding AG	129	40,028
St Galler Kantonalbank AG	61	28,523
Straumann Holding AG	21	15,626
Sulzer AG	962	112,457
Sunrise Communications Group AG (b) (Cost: $122,379; Original Acquisition Date: 05/30/2017)	1,478	134,015
Swissquote Group Holding, S.A.	386	13,655
Tecan Group AG	794	163,602
u-blox Holding AG	221	42,841
Valiant Holding AG	157	17,076
Valora Holding AG	1,213	412,143
VAT Group AG (b) (Cost: $67,621; Original Acquisition Date: 08/29/2017)	528	71,277
Vontobel Holding AG	1,879	113,552
Walter Meier AG	742	29,680
Ypsomed Holding AG	187	31,555
Zehnder Group AG	2,906	116,240

		7,307,024

United Kingdom - 0.2%
Dialog Semiconductor PLC (a)	5,890	213,577
Torm PLC	1,000	8,876
Zeal Network SE	4,169	106,711

		329,164

United States (c) - 0.0%
B Communications Ltd. (a)	1,215	19,154
Cellcom Israel Ltd. (a)	2,336	23,192

		42,346

TOTAL COMMON STOCKS (Cost $116,413,976)		127,761,307

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Biotest AG	1,110	23,781
Biotest AG - Vorzugsaktien	1,021	24,755
Draegerwerk AG & Co. KGaA	448	37,518
Jungheinrich AG	662	29,611
Sartorius AG	606	58,064

TOTAL PREFERRED STOCKS (Cost $195,968)		173,729

REAL ESTATE INVESTMENT TRUSTS (c) - 0.0%

Australia (c) - 0.0%
Growthpoint Properties Australia Ltd.	9,859	26,325

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,113)		26,325

	SHARES	FAIR VALUE
RIGHTS (c) - 0.0%

Australia (c) - 0.0%
Pact Group Holdings Ltd. - R Shares (a)	804	$282

Portugal (c) - 0.0%
REN Redes Energeticas Nacionais SGPS, S.A. - R Shares (a)	11,037	1,971

Sweden (c) - 0.0%
AcadeMedia AB (a)	4,949	1,176

TOTAL RIGHTS (Cost $3,440)		3,429

SHORT-TERM INVESTMENTS - 24.6%

Money Market Funds - 19.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.97% (d)	7,241,811	7,241,811
First American Government Obligations Fund - Class Z - 0.95% (d)	7,241,810	7,241,810
First American Treasury Obligations Fund - Class Z - 1.00% (d)	7,241,810	7,241,810
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.97% (d)	7,220,810	7,220,810
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.98% (d)	7,241,810	7,241,810

		36,188,051

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 5.3%
0.984%, 12/07/2017 (e)	$10,000,000	9,998,283

TOTAL SHORT-TERM INVESTMENTS (Cost $46,186,334)		46,186,334

TOTAL INVESTMENTS (Cost $162,824,831) - 92.6%		174,151,124

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%		13,989,580

TOTAL NET ASSETS - 100.0%		$188,140,704

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2017 was $3,326,503, which represents 1.8% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
British Pound, December 2017 Settlement	172	$14,544,750	$(36,674)
Euro FX, December 2017 Settlement	49	7,293,650	(74,267)
Mini MSCI EAFE Index, December 2017 Settlement	340	34,326,400	306,686

TOTAL FUTURES CONTRACTS PURCHASED		$56,164,800	$195,745

Total Return Swaps (a)

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	888 Holdings PLC	Receive	1-Month GBP Libor	6/01/2020	Term	$198,462	74,017	$(7,257)
A	AA PLC	Receive	1-Month GBP Libor	6/01/2020	Term	42,077	23,596	(8,577)
A	Abcam PLC	Receive	1-Month GBP Libor	6/01/2020	Term	63,906	6,574	1,255
A	Acacia Mining PLC	Receive	1-Month GBP Libor	6/01/2020	Term	19,180	11,401	581
B	Advanced Medical Solutions	Receive	1-Month GBP Libor	6/01/2022	Term	6,071	2,130	846
A	Advanced Medical Solutions	Receive	1-Month GBP Libor	6/01/2020	Term	40,788	14,485	6,328
A	Air France - KLM	Receive	1-Month EUR Libor	6/01/2020	Term	267,313	24,960	36,478
A	Alten S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	188,126	2,394	(22,976)
A	Ascental PLC	Receive	1-Month GBP Libor	6/01/2020	Term	31,080	9,277	2,468
B	Asos PLC	Receive	1-Month GBP Libor	6/01/2022	Term	63	1	(3)
A	Asos PLC	Receive	1-Month GBP Libor	6/01/2020	Term	217,890	3,502	(8,864)
B	Assystem	Receive	1-Month EUR Libor	6/01/2022	Term	9,810	280	(867)
A	Assystem	Receive	1-Month EUR Libor	6/01/2020	Term	108,847	3,201	(7,170)
B	Aveva Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	801	41	387
A	Aveva Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	67,892	3,414	30,525
A	B&M European Value Retail S.A.	Receive	1-Month GBP Libor	6/01/2020	Term	27,318	7,600	2,418
A	Bellway PLC	Receive	1-Month GBP Libor	6/01/2020	Term	53,823	1,600	3,824
B	Beneteau	Receive	1-Month EUR Libor	6/01/2022	Term	6,425	440	2,142
A	Beneteau	Receive	1-Month EUR Libor	6/01/2020	Term	180,033	12,096	54,766
A	Biffa PLC	Receive	1-Month GBP Libor	6/01/2020	Term	11,044	5,102	2,565
A	Bodycote PLC	Receive	1-Month GBP Libor	6/01/2020	Term	107,948	12,548	1,395
B	Boiron S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	1,962	22	(311)
A	Boiron S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	66,058	771	(8,112)
B	Bonduelle SCA	Receive	1-Month EUR Libor	6/01/2022	Term	7,351	217	1,443
A	Bonduelle SCA	Receive	1-Month EUR Libor	6/01/2020	Term	84,886	2,526	17,582
A	Boohoo.com PLC	Receive	1-Month GBP Libor	6/01/2020	Term	26,746	13,477	(2,941)
B	Booker Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,348	674	245
A	Booker Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	472,779	235,229	79,453
A	Bourbon Corp.	Receive	1-Month EUR Libor	6/01/2020	Term	30,810	3,028	(11,792)
B	Bovis Homes Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	734	80	231
A	Bovis Homes Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	89,440	9,745	28,109
A	Brewin Dolphin Holdings PLC	Receive	1-Month GBP Libor	6/01/2020	Term	96,507	28,667	9,399
B	Brown Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	32	12	4
A	Brown Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	70,826	24,857	611
A	C&C Group PLC	Receive	1-Month EUR Libor	6/01/2020	Term	22,250	6,450	(3,854)
A	Cape PLC	Receive	1-Month GBP Libor	6/01/2020	Term	—	—	19
A	Card Factory PLC	Receive	1-Month GBP Libor	6/01/2020	Term	25,690	8,069	(2,991)
B	Carillon PLC	Receive	1-Month GBP Libor	6/01/2022	Term	63	31	(79)
A	Centamin PLC	Receive	1-Month GBP Libor	6/01/2020	Term	374,310	225,109	(81,517)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	CGG S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	$36,998	7,426	$(9,693)
A	Chargeurs S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	2,450	100	(26)
B	Cherming Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	50	28	(1)
A	Cherming Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	33,504	18,514	(1,120)
A	Cineworld Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	49,971	7,549	(11,487)
A	Civitas Social Housing PLC	Receive	1-Month GBP Libor	6/01/2020	Term	2,340	2,139	108
A	Clinigen Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	39,629	4,465	7,693
A	Close Brothers Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	61,584	3,866	(7,112)
B	CMC Markets PLC	Receive	1-Month GBP Libor	6/01/2022	Term	5,240	4,094	2,834
A	CMC Markets PLC	Receive	1-Month GBP Libor	6/01/2020	Term	41,556	32,824	23,330
A	Coface S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	43,496	6,075	14,994
B	Compagnie Des Alpes	Receive	1-Month EUR Libor	6/01/2022	Term	9,181	365	910
A	Compagnie Des Alpes	Receive	1-Month EUR Libor	6/01/2020	Term	88,989	3,411	4,670
B	Conviviality PLC	Receive	1-Month GBP Libor	6/01/2022	Term	128	40	51
A	Conviviality PLC	Receive	1-Month GBP Libor	6/01/2020	Term	81,554	22,819	17,340
B	Costain Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	8,883	1,898	(925)
A	Costain Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	87,234	18,562	(9,658)
B	Crest Nicholson Holdings	Receive	1-Month GBP Libor	6/01/2022	Term	150	24	(35)
A	Crest Nicholson Holdings	Receive	1-Month GBP Libor	6/01/2020	Term	254	41	(58)
A	CVS Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	52,447	3,849	(18,405)
A	CYBG PLC	Receive	1-Month GBP Libor	6/01/2020	Term	15,479	5,700	3,197
B	Dart Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	340	55	62
A	Dart Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	36,099	5,791	6,219
B	Debenhams PLC	Receive	1-Month GBP Libor	6/01/2022	Term	15	30	(4)
A	Dechra Pharmaceuticals PLC	Receive	1-Month GBP Libor	6/01/2020	Term	13,553	710	2,948
B	Derichebourg	Receive	1-Month EUR Libor	6/01/2022	Term	5,156	817	2,758
A	Derichebourg	Receive	1-Month EUR Libor	6/01/2020	Term	107,402	17,671	64,506
B	Devoteam S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	5,546	78	338
A	Devoteam S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	60,636	857	4,051
A	DFS Furniture PLC	Receive	1-Month GBP Libor	6/01/2020	Term	47,978	22,773	(3,589)
B	Dialight PLC	Receive	1-Month GBP Libor	6/01/2022	Term	2,823	277	(1,448)
A	Dialight PLC	Receive	1-Month GBP Libor	6/01/2020	Term	39,119	3,892	(19,590)
A	Diploma PLC	Receive	1-Month GBP Libor	6/01/2020	Term	168,716	15,220	9,890
A	Direct Energie	Receive	1-Month EUR Libor	6/01/2020	Term	32,924	658	(8,999)
A	Drax Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	91,447	27,158	(23,008)
A	DS Smith PLC	Receive	1-Month GBP Libor	6/01/2020	Term	42,034	8,479	5,607
A	Dunelm Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	150,932	24,565	34,900
A	EI Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	80,510	56,703	3,826
A	Electrocomponents PLC	Receive	1-Month GBP Libor	6/01/2020	Term	255,998	45,601	49,117
B	Elements PLC	Receive	1-Month GBP Libor	6/01/2022	Term	9	3	(1)
A	Elements PLC	Receive	1-Month GBP Libor	6/01/2020	Term	69,214	23,215	(7,806)
A	Elior Group	Receive	1-Month EUR Libor	6/01/2020	Term	302	12	(96)
A	Elis S.A	Receive	1-Month EUR Libor	6/01/2020	Term	27,165	1,437	5,132
B	Emis Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	56	6	1
A	Emis Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	55,084	5,810	92
A	Entertainment One Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	19,342	7,814	6,168
A	Equititi Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	4,934	1,844	681
A	Eramet	Receive	1-Month EUR Libor	6/01/2020	Term	53,306	800	17,311
A	Essentra PLC	Receive	1-Month GBP Libor	6/01/2020	Term	26,025	4,875	(1,636)
A	Esure Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	17,798	6,200	(2,103)
A	Euler Hermes Group	Receive	1-Month EUR Libor	6/01/2020	Term	78,965	819	24,669
A	EuroNext N.V.	Receive	1-Month EUR Libor	6/01/2020	Term	105,849	2,237	10,434
A	Evraz PLC	Receive	1-Month GBP Libor	6/01/2020	Term	237,587	122,399	55,908
B	Evraz PLC	Receive	1-Month GBP Libor	6/01/2022	Term	64,247	33,462	200,932
A	Faurecia	Receive	1-Month EUR Libor	6/01/2020	Term	659,885	14,061	302,453
A	Fenner PLC	Receive	1-Month GBP Libor	6/01/2020	Term	76,716	24,896	26,097

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Ferrexpo PLC	Receive	1-Month GBP Libor	6/01/2022	Term	$115	67	$76
A	Ferrexpo PLC	Receive	1-Month GBP Libor	6/01/2020	Term	228,490	129,107	137,779
A	Fevertree Drinks PLC	Receive	1-Month GBP Libor	6/01/2020	Term	6,140	365	1,301
A	Firstgroup PLC	Receive	1-Month GBP Libor	6/01/2020	Term	142,142	103,204	(40,262)
A	FNAC Darty S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	120,730	1,945	60,843
B	Forterra PLC	Receive	1-Month GBP Libor	6/01/2022	Term	11,911	4,529	1,999
A	Forterra PLC	Receive	1-Month GBP Libor	6/01/2020	Term	35,396	13,425	5,788
A	Foxtons Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	11,773	13,897	(2,861)
B	Galliford Try PLC	Receive	1-Month GBP Libor	6/01/2022	Term	363	29	(4)
A	Galliford Try PLC	Receive	1-Month GBP Libor	6/01/2020	Term	132,037	10,523	(2,116)
B	Gaztransport ET Techniga S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	25,397	691	8,374
A	Gaztransport ET Techniga S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	107,249	2,871	31,755
B	GL Events	Receive	1-Month EUR Libor	6/01/2022	Term	6,631	296	1,088
A	GL Events	Receive	1-Month EUR Libor	6/01/2020	Term	52,439	2,229	4,737
B	Go-Ahead Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	37	2	(6)
A	Go-Ahead Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	55,820	3,127	(6,841)
A	Grafton Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	27,559	3,577	194
A	Greene King PLC	Receive	1-Month GBP Libor	6/01/2020	Term	6,223	1,151	(329)
B	Greggs PLC	Receive	1-Month GBP Libor	6/01/2022	Term	23,498	2,194	7,809
A	Greggs PLC	Receive	1-Month GBP Libor	6/01/2020	Term	124,725	11,566	39,948
B	Groupe Crit	Receive	1-Month EUR Libor	6/01/2022	Term	6,970	94	509
A	Groupe Crit	Receive	1-Month EUR Libor	6/01/2020	Term	24,802	327	1,091
A	Guerbet	Receive	1-Month EUR Libor	6/01/2020	Term	30,875	385	(3,872)
B	Halfords Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	6,491	1,793	(202)
A	Halfords Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	230,640	64,629	(4,831)
B	Haulotte Group	Receive	1-Month EUR Libor	6/01/2022	Term	2,889	196	149
A	Haulotte Group	Receive	1-Month EUR Libor	6/01/2020	Term	34,400	2,326	1,460
A	Havas S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	329,689	36,098	4,672
A	Hayas PLC	Receive	1-Month GBP Libor	6/01/2020	Term	345,620	205,690	59,546
A	Hochschild Mining PLC	Receive	1-Month GBP Libor	6/01/2020	Term	75,071	26,636	(18,817)
B	Hostel World Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,101	313	1
A	Hostel World Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	6,162	1,761	47
A	Hotel Chocolat Group Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	1,945	602	298
B	Howden Joinery Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,624	353	(38)
A	Howden Joinery Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	269,793	59,152	(1,813)
A	IBStock PLC	Receive	1-Month GBP Libor	6/01/2020	Term	5,177	2,100	(108)
B	ID Logistics Group	Receive	1-Month EUR Libor	6/01/2022	Term	6,467	48	(491)
A	ID Logistics Group	Receive	1-Month EUR Libor	6/01/2020	Term	37,568	279	(2,844)
A	IG Group Holdings	Receive	1-Month GBP Libor	6/01/2020	Term	65,615	10,195	1,545
B	Inchcape PLC	Receive	1-Month GBP Libor	6/01/2022	Term	282	33	(46)
A	Inchcape PLC	Receive	1-Month GBP Libor	6/01/2020	Term	442,152	54,178	(47,797)
B	Indivior PLC	Receive	1-Month GBP Libor	6/01/2022	Term	347	109	76
A	Indivior PLC	Receive	1-Month GBP Libor	6/01/2020	Term	101,695	31,653	20,623
B	Interparfums S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	3,109	102	444
A	Interparfums S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	55,440	1,727	4,165
B	Iomart Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	9	3	3
A	Iomart Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	15,746	5,251	5,479
A	Ipsos	Receive	1-Month EUR Libor	6/01/2020	Term	204,940	6,045	(21,975)
A	Irish Continental Group PLC	Receive	1-Month EUR Libor	6/01/2020	Term	6,788	1,256	674
A	Jackpot Joy PLC	Receive	1-Month GBP Libor	6/01/2020	Term	30,317	4,198	7,750
B	Jacquet Metal Service	Receive	1-Month EUR Libor	6/01/2022	Term	4,071	157	116
A	Jacquet Metal Service	Receive	1-Month EUR Libor	6/01/2020	Term	83,502	3,374	6,522
A	Janus Henderson Group PLC	Receive	1 Month USD Libor	6/01/2020	Term	133,877	4,418	32,400
A	JD Sports Fashion PLC	Receive	1-Month GBP Libor	6/01/2020	Term	488,854	112,955	(157,921)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Jupiter Fund Management	Receive	1-Month GBP Libor	6/01/2020	Term	$64,558	12,500	$13,916
A	Just Eat PLC	Receive	1-Month GBP Libor	6/01/2020	Term	33,800	5,083	9,004
B	Kainos Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,347	524	435
A	Kainos Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	8,362	3,543	3,948
A	Kaufman & Broad S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	76,977	2,010	1,276
B	KCOM Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	4,275	4,647	543
A	KCOM Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	38,816	41,649	4,177
A	Keller Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	36,269	3,878	736
A	Kier Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	64,336	6,000	(2,453)
A	Kingspan Group PLC	Receive	1-Month EUR Libor	6/01/2020	Term	14,313	500	3,307
A	Latecoere	Receive	1-Month EUR Libor	6/01/2020	Term	87,271	18,417	16,210
B	LISI	Receive	1-Month EUR Libor	6/01/2022	Term	1,606	42	32
A	LISI	Receive	1-Month EUR Libor	6/01/2020	Term	138,552	3,596	1,441
A	LNA Sante	Receive	1-Month EUR Libor	6/01/2020	Term	12,115	200	(392)
A	M6-Metropole Television	Receive	1-Month EUR Libor	6/01/2020	Term	342,701	16,233	18,758
A	Maisons Du Monde S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	98,598	2,951	5,398
B	Majestic Wine PLC	Receive	1-Month GBP Libor	6/01/2022	Term	6,147	1,698	2,249
A	Majestic Wine PLC	Receive	1-Month GBP Libor	6/01/2020	Term	30,141	8,089	9,435
B	Manitou BF	Receive	1-Month EUR Libor	6/01/2022	Term	3,247	119	633
A	Manitou BF	Receive	1-Month EUR Libor	6/01/2020	Term	44,170	1,581	7,019
B	Marshalls PLC	Receive	1-Month GBP Libor	6/01/2022	Term	27,811	7,131	5,352
A	Marshalls PLC	Receive	1-Month GBP Libor	6/01/2020	Term	182,661	45,568	25,646
B	Menzies (John) PLC	Receive	1-Month GBP Libor	6/01/2022	Term	6,636	923	(408)
A	Menzies (John) PLC	Receive	1-Month GBP Libor	6/01/2020	Term	58,598	8,299	(3,477)
B	Mersen (Ex Carbon Lorraine)	Receive	1-Month EUR Libor	6/01/2022	Term	16,872	659	9,497
A	Mersen (Ex Carbon Lorraine)	Receive	1-Month EUR Libor	6/01/2020	Term	77,026	2,854	36,239
A	Metro Bank PLC	Receive	1-Month GBP Libor	6/01/2020	Term	15,265	432	(517)
A	MGI Coutier	Receive	1-Month EUR Libor	6/01/2020	Term	160,045	4,264	(18,568)
A	Mitie Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	284,634	109,698	(94,348)
B	MoneySupermarket.com	Receive	1-Month GBP Libor	6/01/2022	Term	71	21	—
A	MoneySupermarket.com	Receive	1-Month GBP Libor	6/01/2020	Term	183,721	54,756	310
A	Morgan Advanced Materials	Receive	1-Month GBP Libor	6/01/2020	Term	23,479	7,767	1,815
A	National Express Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	42,185	11,435	(280)
A	Naturex	Receive	1-Month EUR Libor	6/01/2020	Term	86	1	4
A	Neopost S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	176,656	4,534	(55,333)
A	Nex Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	363,826	54,907	(38,182)
A	Nexity	Receive	1-Month EUR Libor	6/01/2020	Term	1,098	21	(21)
A	Northgate PLC	Receive	1-Month GBP Libor	6/01/2020	Term	23,384	5,037	(2,362)
A	Ocado Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	586	200	160
A	OneSavings Bank PLC	Receive	1-Month GBP Libor	6/01/2020	Term	10,355	2,600	(165)
B	Origin Enterprises PLC	Receive	1-Month EUR Libor	6/01/2022	Term	3,932	574	97
A	Origin Enterprises PLC	Receive	1-Month EUR Libor	6/01/2020	Term	36,563	5,387	1,303
A	Oxford Instruments	Receive	1-Month GBP Libor	6/01/2020	Term	27,315	2,585	(5,921)
B	PageGroup PLC	Receive	1-Month GBP Libor	6/01/2022	Term	224	47	6
A	PageGroup PLC	Receive	1-Month GBP Libor	6/01/2020	Term	235,629	49,743	6,821
A	Paragon Banking Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	118,475	25,432	7,115
A	Paysafe Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	9,964	1,700	(1)
A	Pendragon PLC	Receive	1-Month GBP Libor	6/01/2020	Term	12,040	38,523	(2,404)
A	Permanat TSB Group Holdings	Receive	1-Month EUR Libor	6/01/2020	Term	590	236	(79)
A	Petrofac Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	80,433	19,188	287
B	Pets At Home Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	27,594	17,355	4,597
A	Pets At Home Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	166,296	102,821	22,716
A	Photo-Me International PLC	Receive	1-Month GBP Libor	6/01/2020	Term	10,272	6,300	2,316
B	Pierre & Vacances	Receive	1-Month EUR Libor	6/01/2022	Term	765	16	(27)
A	Pierre & Vacances	Receive	1-Month EUR Libor	6/01/2020	Term	8,266	181	155

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Plastic Omnium	Receive	1-Month EUR Libor	6/01/2020	Term	$149,742	4,461	$14,813
A	Plastivaloire	Receive	1-Month EUR Libor	6/01/2020	Term	31,768	1,389	(1,594)
B	PLUS500 Ltd.	Receive	1-Month GBP Libor	6/01/2022	Term	20,947	4,310	28,145
A	PLUS500 Ltd.	Receive	1-Month GBP Libor	6/01/2020	Term	116,342	23,556	151,248
A	Polypipe Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	75,127	18,247	(10,066)
A	PZ Cussons PLC	Receive	1-Month GBP Libor	6/01/2020	Term	1,921	600	15
A	Qinetiq Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	15,468	6,400	(1,928)
A	Rank Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	31,046	14,149	5,904
B	Redcentric PLC	Receive	1-Month GBP Libor	6/01/2022	Term	3,158	3,672	33
A	Redcentric PLC	Receive	1-Month GBP Libor	6/01/2020	Term	54,453	64,752	2,242
B	Redde PLC	Receive	1-Month GBP Libor	6/01/2022	Term	6,017	3,478	(426)
A	Redde PLC	Receive	1-Month GBP Libor	6/01/2020	Term	113,353	71,232	1,672
B	Redrow PLC	Receive	1-Month GBP Libor	6/01/2022	Term	449	78	39
A	Redrow PLC	Receive	1-Month GBP Libor	6/01/2020	Term	263,251	46,185	26,146
A	Renishaw PLC	Receive	1-Month GBP Libor	6/01/2020	Term	78,404	2,132	47,879
B	Restaurant Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	66	21	(3)
A	Restaurant Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	72,421	22,034	(9,609)
B	Rotork PLC	Receive	1-Month GBP Libor	6/01/2022	Term	118	49	12
A	Rotork PLC	Receive	1-Month GBP Libor	6/01/2020	Term	49,837	20,753	5,474
B	RPS Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	143	53	4
A	RPS Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	47,786	17,428	289
B	Rubis	Receive	1-Month EUR Libor	6/01/2022	Term	105	2	21
A	Rubis	Receive	1-Month EUR Libor	6/01/2020	Term	150,570	2,910	31,552
A	Sartorius Stedim Biotech	Receive	1-Month EUR Libor	6/01/2020	Term	108,532	1,636	(12,240)
A	Savills PLC	Receive	1-Month GBP Libor	6/01/2020	Term	136,608	15,098	7,313
A	Senior PLC	Receive	1-Month GBP Libor	6/01/2020	Term	67,026	23,888	(5,840)
A	Showroomprive	Receive	1-Month EUR Libor	6/01/2020	Term	14,629	605	(10,686)
A	Sig PLC	Receive	1-Month GBP Libor	6/01/2020	Term	259,005	169,334	42,858
A	Smurfit Kappa Group PLC	Receive	1-Month EUR Libor	6/01/2020	Term	62,794	2,333	288
A	Softcat PLC	Receive	1-Month GBP Libor	6/01/2020	Term	116,428	27,578	42,816
A	Sopra Steria Group	Receive	1-Month EUR Libor	6/01/2020	Term	103,596	732	8,081
B	Spectris PLC	Receive	1-Month GBP Libor	6/01/2022	Term	205	8	(2)
A	Spectris PLC	Receive	1-Month GBP Libor	6/01/2020	Term	145,694	5,663	(4,011)
A	Spie S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	108,716	4,398	(6,397)
A	Sprirax-Sarco Engineering PLC	Receive	1-Month GBP Libor	6/01/2020	Term	70,903	1,272	3,351
A	Sports Direct International	Receive	1-Month GBP Libor	6/01/2020	Term	78,916	20,511	(1,870)
A	SSP Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	69,322	14,160	29,997
A	Staffline Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	23,043	1,824	(5,251)
A	Stagecoach Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	35,674	19,627	1,101
A	Salergenes Greer PLC	Receive	1-Month EUR Libor	6/01/2020	Term	1,762	48	129
B	Stock Spitrits Group PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,530	950	1,355
A	Stock Spitrits Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	83,613	37,801	22,603
B	Supergroup PLC	Receive	1-Month GBP Libor	6/01/2022	Term	47	3	17
A	Supergroup PLC	Receive	1-Month GBP Libor	6/01/2020	Term	54,459	3,245	13,242
B	Synergie S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	2,057	50	226
A	Synergie S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	49,756	1,135	1,135
A	Synthomer PLC	Receive	1-Month GBP Libor	6/01/2020	Term	40,298	8,088	(1,460)
B	Talktalk Telecom Group	Receive	1-Month GBP Libor	6/01/2022	Term	3,214	1,859	(325)
A	Talktalk Telecom Group	Receive	1-Month GBP Libor	6/01/2020	Term	194,345	107,860	(30,452)
A	Tarkett	Receive	1-Month EUR Libor	6/01/2020	Term	34,168	888	(5,732)
A	Tecnicolor-Regr	Receive	1-Month EUR Libor	6/01/2020	Term	136,065	33,009	(39,876)
A	Telecom Plus PLC	Receive	1-Month GBP Libor	6/01/2020	Term	95,461	7,389	(6,079)
A	Television Francaise (T.F.1)	Receive	1-Month EUR Libor	6/01/2020	Term	30,854	2,500	3,071
A	Telford Homes PLC	Receive	1-Month GBP Libor	6/01/2020	Term	30,666	7,481	526
B	Telit Communications PLC	Receive	1-Month GBP Libor	6/01/2022	Term	19,894	5,604	(15,640)
A	Telit Communications PLC	Receive	1-Month GBP Libor	6/01/2020	Term	147,988	43,341	(113,046)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Thomas Cook Group PLC	Receive	1-Month GBP Libor	6/01/2020	Term	$37,546	31,485	$(447)
A	TP ICAP PLC	Receive	1-Month GBP Libor	6/01/2020	Term	22,659	4,188	(2,010)
B	Trigano S.A.	Receive	1-Month EUR Libor	6/01/2022	Term	10,580	107	4,319
A	Trigano S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	64,496	659	27,367
A	Ubisoft Entertainment	Receive	1-Month EUR Libor	6/01/2020	Term	198,087	4,059	75,292
A	UDG Healthcare PLC	Receive	1-Month GBP Libor	6/01/2020	Term	64,439	7,807	1,409
A	Vedanta Resources PLC	Receive	1-Month GBP Libor	6/01/2020	Term	69,806	10,772	12,449
A	Vesuvius PLC	Receive	1-Month GBP Libor	6/01/2020	Term	33,131	5,941	406
A	Vicat	Receive	1-Month EUR Libor	6/01/2020	Term	193,665	3,023	16,771
B	Victrex PLC	Receive	1-Month GBP Libor	6/01/2022	Term	20	1	6
A	Victrex PLC	Receive	1-Month GBP Libor	6/01/2020	Term	100,718	5,213	33,226
A	VirBac S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	111,884	845	(24,027)
A	Virgin Money Holdings UK	Receive	1-Month GBP Libor	6/01/2020	Term	20,791	7,056	(1,936)
A	Watkin Jones PLC	Receive	1-Month GBP Libor	6/01/2020	Term	10,972	5,590	1,231
A	Wetherspoon (J.D.) PLC	Receive	1-Month GBP Libor	6/01/2020	Term	44,981	4,389	11,922
B	WH smith PLC	Receive	1-Month GBP Libor	6/01/2022	Term	1,107	62	263
A	WH smith PLC	Receive	1-Month GBP Libor	6/01/2020	Term	284,016	15,520	56,124
A	William Hill PLC	Receive	1-Month GBP Libor	6/01/2020	Term	187,006	73,430	35,626
A	Worldine S.A.	Receive	1-Month EUR Libor	6/01/2020	Term	86,839	2,467	18,092

						$19,145,678		$1,509,439

(a)	Foreign issue total return swap.
(b)	See Note 2.
(c)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 18.2%

Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	206,000	$551,257
Sihuan Pharmaceutical Holdings Group Ltd.	374,000	131,688

		682,945

Cayman Islands - 1.5%
3SBIO, Inc. (a)(b) (Cost: $16,147; Original Acquisition Date: 10/31/2017)	9,000	17,516
58.com, Inc. - ADR (a)	100	7,174
Autohome, Inc. - ADR (a)	2,900	160,573
China Medical System Holdings Ltd.	61,000	127,465
China Mengniu Dairy Co. Ltd.	226,000	574,104
Ctrip.com International Ltd. - ADR (a)	700	32,256
ENN Energy Holdings Ltd.	14,000	102,085
JD.com, Inc. - ADR (a)	2,200	82,390
Kingsoft Corp. Ltd.	116,000	329,725
Momo, Inc. - ADR (a)	400	9,600
NetEase, Inc. - ADR	900	295,839
New Oriental Education & Technology Group, Inc. - ADR	600	50,916
SINA Corp. (a)	1,800	175,986
Sino Biopharmaceutical Ltd.	571,000	747,184
Vipshop Holdings Ltd. - ADR (a)	13,600	111,928
Want Want China Holdings Ltd.	932,000	730,311
Weibo Corp. - ADR (a)	400	43,424
YY, Inc. - ADR (a)	100	10,319

		3,608,795

China - 6.5%
Agricultural Bank of China Ltd.	866,000	402,499
Anhui Conch Cement Co., Ltd.	195,500	938,682
AviChina Industry & Technology Co., Ltd.	357,000	186,953
Bank of China Ltd.	2,301,000	1,116,597
Bank of Communications Co., Ltd.	342,000	253,101
Beijing Capital International Airport Co., Ltd.	162,000	239,365
CGN POWER Co., Ltd. (b) (Cost: $6,480; Original Acquisition Date: 10/31/2017)	22,000	6,000
China Cinda Asset Management Co., Ltd.	502,000	186,399
China Coal Energy Co., Ltd.	236,000	106,666
China Communications Constrcution Co., Ltd.	166,000	185,338
China Construction Bank Corp.	880,000	767,309
China Merchants Bank Co., Ltd.	119,000	466,239
China National Building Material Co., Ltd	548,000	503,786
China Pacific Insurance Group Co., Ltd.	7,000	33,386
China Petroleum & Chemical Corp.	454,000	324,363
China Railway Construction Corp. Ltd.	16,500	19,521
China Railway Group Ltd.	135,000	100,773
China Shenhua Energy Co., Ltd.	70,500	173,493
China Southern Airlines Co., Ltd.	286,000	255,601
China Vanke Co., Ltd.	60,100	218,926
CNOOC Ltd.	1,197,000	1,621,513
Fuyao Glass Industry Group Co., Ltd. (b) (Cost: $435,071; Original Acquisition Date: 07/25/2017)	128,800	494,741

	SHARES	FAIR VALUE
China - 6.5% (continued)
Great Wall Motor Co., Ltd.	265,500	$310,707
Guangzhou Automobile Group Co., Ltd.	218,000	547,083
Huaneng Power International, Inc.	20,000	12,804
Industrial & Commercial Bank of China Ltd.	66,000	51,295
Jiangsu Expressway Co., Ltd.	190,000	260,302
Jiangxi Copper Co., Ltd.	228,000	354,984
PetroChina Co Ltd.	366,000	246,026
PICC Property & Casualty Co., Ltd.	288,000	545,751
Ping An Insurance Group Co. of China Ltd.	121,000	1,192,935
Shanghai Fosun Pharmaceutical Group Co., Ltd.	42,000	202,736
Sinopec Shanghai Petrochemical Co. Ltd.	1,006,000	596,375
Sinopharm Group Co. Ltd.	84,400	331,758
The People’s Insurance Co. Group of China Ltd.	433,000	222,872
Tsingtao Brewery Co., Ltd.	134,000	543,882
Weichai Power Co. Ltd.	232,000	258,730
Yanzhou Coal Mining Co., Ltd.	234,000	218,416
Zhejiang Expressway Co., Ltd.	136,000	162,988
Zhuzhou CRRC Times Electric Co., Ltd.	62,400	358,334
Zijin Mining Group Co., Ltd.	436,000	151,285
ZTE Corp. (a)	24,800	86,211

		15,256,725

Hong Kong - 6.8%
Air China Ltd.	586,000	628,756
Aluminum Corp. of China Ltd. (a)	230,000	152,545
ANTA Sports Products Ltd.	85,000	380,915
Beijing Enterprises Holdings Ltd.	25,500	146,924
China CITIC Bank Corp., Ltd.	523,000	338,169
China Communications Services Corp. Ltd.	132,000	83,829
China Mobile Ltd.	290,500	2,947,719
China Overseas Land & Investment Ltd.	82,000	260,379
China Resources Beer Holdings Co., Ltd.	220,000	604,214
China Resources Gas Group Ltd.	94,000	362,874
China Taiping Insurance Holdings Co., Ltd.	141,400	534,087
China Telecom Corp. Ltd.	1,136,000	551,262
China Unicom Hong Kong Ltd. (a)	48,000	69,571
CITIC Ltd.	312,000	441,825
Country Garden Holdings Co., Ltd.	153,000	240,956
CRRC Corp., Ltd.	615,000	560,655
CSPC Pharmaceutical Group Ltd.	134,000	265,936
Dongfeng Motor Group Co., Ltd.	430,000	540,655
Fosun International Ltd.	46,500	96,451
Geely Automobile Holdings Ltd.	241,000	839,318
GOME Electrical Appliances Holding Ltd.	2,890,000	325,628
Guangdong Investment Ltd.	132,000	177,461
Haitian International Holdings Ltd.	103,000	301,345
Hengan International Group Co., Ltd.	19,000	185,253
Kunlun Energy Co. Ltd.	208,000	179,766
Lenovo Group Ltd.	940,000	534,381
Longfor Properties Co., Ltd.	62,500	146,764
Minth Group Ltd.	14,000	78,155
New China Life Insurance Co., Ltd.	9,300	59,300
Nine Dragons Paper Holdings Ltd.	168,000	278,776

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Hong Kong - 6.8% (continued)
Shandong Weigao Group Medical Polymer Co. Ltd.	184,000	$126,041
Shanghai Industrial Holdings Ltd.	46,000	129,870
Shanghai Pharmaceuticals Holding Co., Ltd.	146,500	368,025
Shenzhou International Group Holdings Ltd.	35,000	315,935
Sino-Ocean Group Holding Ltd.	389,500	243,869
Sun Art Retail Group Ltd.	1,074,000	1,050,602
Sunac China Holdings Ltd.	52,000	239,688
Tingyi Cayman Islands Holding Corp.	564,000	886,785
TravelSky Technology Ltd.	116,000	317,100

		15,991,784

Mexico - 0.2%
America Movil S.A.B de C.V.	62,300	53,357
Arca Continental S.A.B de C.V.	5,300	36,279
Cemex S.A.B de C.V. (a)	3,900	2,978
Coca-Cola Femsa S.A.B de C.V.	52,480	360,415
Grupo Aeroportuario del Sureste S.A.B de C.V.	545	9,742
Grupo Financiero Banorte S.A.B de C.V.	1,100	6,461
Infraestructura Energetica Nova S.A.B de C.V.	2,200	12,029
Mexichem S.A.B. de C.V.	2,800	7,286

		488,547

Russian Federation - 0.1%
Mobile TeleSystems PJSC - ADR	13,100	135,847

South Africa - 2.6%
Anglo American Platinum Ltd. (a)	637	16,913
AngloGold Ashanti Ltd.	4,087	42,554
Bid Corp., Ltd.	20,031	430,897
Capitec Bank Holdings Ltd.	510	36,620
Imperial Holdings Ltd.	12,525	207,560
Investec Ltd.	527	3,652
Massmart Holdings Ltd.	36,501	298,768
Mondi Ltd.	19,913	471,988
Mr. Price Group Ltd.	20,847	316,178
Netcare Ltd.	9,270	15,208
Pick n Pay Stores Ltd.	59,103	274,291
Pioneer Foods Group Ltd.	5,943	56,765
PSG Group Ltd.	600	12,683
Rand Merchant Investment Holdings Ltd.	11,170	34,548
RMB Holdings Ltd.	41,808	203,995
Sanlam Ltd.	64,163	366,124
Sappi Ltd.	37,561	266,446
Shoprite Holdings Ltd.	21,047	349,658
Standard Bank Group Ltd.	62,686	790,717
Telkom SA SOC Ltd.	5,071	18,324
The Bidvest Group Ltd.	23,904	333,523
The Foschini Group Ltd.	13,248	152,620
The SPAR Group Ltd.	23,409	323,954
Tiger Brands Ltd.	6,926	210,820
Truworths International Ltd.	40,073	233,805
Vodacom Group Ltd.	19,858	210,033

	SHARES	FAIR VALUE
South Africa - 2.6% (continued)
Woolworths Holdings Ltd.	92,870	$392,741

		6,071,385

United States - 0.2%
Yum China Holdings, Inc.	8,400	342,972

TOTAL COMMON STOCKS (Cost $40,741,274)		42,579,000

SHORT-TERM INVESTMENTS - 79.5%

Money Market Funds - 56.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.97% (c)	26,279,445	26,279,445
First American Government Obligations Fund - Class Z - 0.95% (c)	26,279,444	26,279,444
First American Treasury Obligations Fund - Class Z - 1.00% (c)	26,279,444	26,279,444
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.97% (c)	26,279,444	26,279,444
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.98% (c)	26,279,444	26,279,444

		131,397,221

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 23.5%
0.984%, 12/07/2017 (d)	$10,000,000	9,998,283
0.942%, 12/14/2017 (d)	25,000,000	24,990,611
0.980%, 12/28/2017 (d)	20,000,000	19,985,488

		54,974,382

TOTAL SHORT-TERM INVESTMENTS (Cost $186,371,603)		186,371,603

TOTAL INVESTMENTS (Cost $227,112,877) - 97.7%		228,950,603

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		5,382,898

TOTAL NET ASSETS - 100.0%		$234,333,501

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2017 was $518,257, which represents 0.2% of net assets.
(c)	Rate shown is the 7-day effective yield.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, December 2017 Settlement	2,089	$116,984,000	$2,102,790
SGX Nifty 50 Index, December 2017 Settlement	637	13,094,172	(211,185)

TOTAL FUTURES CONTRACTS PURCHASED		$130,078,172	$1,891,605

Total Return Swaps (a)

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Acer, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	$211,947	430,000	$80,561
B	Advanced Semiconductor Engineering, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	450,936	357,000	13,712
B	Advantech Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	52,844	7,000	(6,516)
B	Ambev SA	Receive	1 Month LIBOR USD	6/01/2022	Term	72,119	12,000	2,799
B	Amorepacific Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	195,502	771	22,069
B	Amorepacific Corp.—Preferred Shares	Receive	1 Month LIBOR USD	6/01/2022	Term	39,341	245	(2,017)
B	Amorepacific Group	Receive	1 Month LIBOR USD	6/01/2022	Term	403,645	3,461	62,870
B	Asia Cement Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,740	2,000	152
B	Asustek Computer, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	493,598	56,000	30,702
B	AU Optronics Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	148,566	377,000	10,796
B	Banco Bradesco SA	Receive	1 Month LIBOR USD	6/01/2022	Term	63,862	6,600	(2,869)
B	Banco Santander Brasil	Receive	1 Month LIBOR USD	6/01/2022	Term	16,124	2,000	1,569
B	BGF Retail Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	479,375	5,887	(54,442)
B	Braskem SA	Receive	1 Month LIBOR USD	6/01/2022	Term	30,733	2,600	5,142
B	Bumrungrad Hospital PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	29,810	4,700	(1,229)
B	Catcher Technology Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	429,745	35,000	(46,258)
B	Cathay Financial Holding Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	324,466	201,000	19,993
B	CCR SA	Receive	1 Month LIBOR USD	6/01/2022	Term	15,725	3,000	(904)
B	Celltrion, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,998	20	1,665
B	Chang Hwa Commercial Bank Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	647,325	1,187,350	(4,605)
B	Cheil Worldwide, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	487,908	28,413	34,087
B	Cheng Shin Rubber Industry Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	48,438	24,000	(7,640)
B	Chicony Electronics Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	403,576	161,000	21,405
B	China Steel Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	55,849	68,000	(503)
B	Chunghwa Telecom Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	480,213	141,000	3,781
B	Cia Brasileira de Distribuicao	Receive	1 Month LIBOR USD	6/01/2022	Term	4,267	200	(19)
B	Cia de Saneamento Basico do Estado de Sao Paulo	Receive	1 Month LIBOR USD	6/01/2022	Term	255,686	24,500	(12,314)
B	CJ Cheiljedang Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	172,029	535	24,104
B	CJ Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	458,227	2,844	49,971
B	CJ E&M Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	76,261	1,145	13,804
B	Compal Electronics	Receive	1 Month LIBOR USD	6/01/2022	Term	506,065	717,000	(12,559)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Cosan SA Industria e Comercio	Receive	1 Month LIBOR USD	6/01/2022	Term	$5,561	500	$(126)
B	Coway Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	192,304	2,194	1,115
B	CP ALL PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	111,271	60,700	23,629
B	CPFL Energia SA	Receive	1 Month LIBOR USD	6/01/2022	Term	157,510	18,500	(39,747)
B	CTBC Financial Holding Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,906	3,000	80
B	Daelim Industrial Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	63,426	826	(1,035)
B	Daewoo Engineering & Construction Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	92,410	14,032	(20,683)
B	DB Insurance Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	287,004	4,082	(31,876)
B	Delta Electronics	Receive	1 Month LIBOR USD	6/01/2022	Term	505,386	94,000	(80,723)
B	Delta Electronics Thailand PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	287,004	4,082	1,841
B	Dongsuh Companies, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	43,568	1,800	5,623
B	Doosan Bobcat, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	283,157	8,983	8,461
B	Doosan Heavy Industries	Receive	1 Month LIBOR USD	6/01/2022	Term	76,025	4,348	(11,013)
B	E.Sun Financial Holding Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,916	3,222	105
B	Eclat Textile Company Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	23,067	2,000	(5,325)
B	EDP—Energias do Brasil SA	Receive	1 Month LIBOR USD	6/01/2022	Term	236,103	51,100	(21,978)
B	E-Mart, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	441,046	2,089	81,234
B	Engie Brasil Energia SA	Receive	1 Month LIBOR USD	6/01/2022	Term	112,906	10,000	(1,473)
B	Eva Airways Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	51,216	108,150	3,476
B	Evergreen Marine Corp. Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	30,668	53,000	(1,089)
B	Far Eastern New Century Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	155,685	192,000	6,926
B	Far Eastone Telecomm Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	456,489	189,000	(8,845)
B	Feng Tay Enterprise Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	304,788	67,000	(26,391)
B	Formosa Chemicals & Fibre	Receive	1 Month LIBOR USD	6/01/2022	Term	407,766	134,000	(3,755)
B	Formosa Petrochemical Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,104,489	318,000	12,748
B	Formosa Plastics Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	30,188	10,000	(179)
B	Formosa Taffeta Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	68,734	69,000	63
B	Foxconn Technology Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	21,125	7,000	(1,816)
B	Giant Manufacturing	Receive	1 Month LIBOR USD	6/01/2022	Term	310,271	61,000	(2,096)
B	Glow Energy PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	215,374	85,400	11,850
B	GS Engineering & Construction Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	31,146	1,207	(1,090)
B	GS Holdings	Receive	1 Month LIBOR USD	6/01/2022	Term	221,744	3,491	(27,109)
B	GS Retail Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	534,584	13,656	(42,240)
B	Hana Financial Group	Receive	1 Month LIBOR USD	6/01/2022	Term	313,514	7,069	(7,262)
B	Hankook Tire Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	467,395	8,296	(61,818)
B	Hanon Systems	Receive	1 Month LIBOR USD	6/01/2022	Term	289,009	28,439	55,771
B	Hanwha Chemical Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	134,767	4,446	(16,095)
B	Hanwha Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	190,521	4,358	(25,587)
B	Hanwha Life Insurance Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	277,010	41,281	4,241
B	Home Product Center PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	21,309	71,300	6,305
B	Hon Hai Precision Industry	Receive	1 Month LIBOR USD	6/01/2022	Term	1,685,999	439,000	(232,118)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Hotai Motor Company Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	$12,168	1,000	$(683)
B	Hotel Shilla Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	328,679	5,951	132,619
B	HTC Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	47,297	21,000	(393)
B	Hua Nan Financial Holdings Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	1,758	3,150	16
B	Hyosung Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	107,235	727	(17,783)
B	Hypermarcas SA	Receive	1 Month LIBOR USD	6/01/2022	Term	461,926	50,900	46,302
B	Hyundai Department Store Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	293,890	3,379	7,955
B	Hyundai Development Co-Engineering & Construction	Receive	1 Month LIBOR USD	6/01/2022	Term	271,513	7,274	3,420
B	Hyundai Engineering & Construction Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	552,653	14,141	(100,742)
B	Hyundai Glovis Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	378,694	2,664	(22,473)
B	Hyundai Heavy Industries	Receive	1 Month LIBOR USD	6/01/2022	Term	635,875	4,425	(37,935)
B	Hyundai Marine & Fire Insurance Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	216,014	5,265	(7,442)
B	Hyundai Mobis Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	653,585	2,962	86,632
B	Hyundai Motor Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	92,099	707	14,182
B	Hyundai Motor Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	4,013	43	(190)
B	Hyundai Steel Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	187,840	3,516	4,825
B	Indorama Ventures PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	120,232	104,300	36,037
B	Innolux Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	528,611	1,103,000	(50,184)
B	Inventec Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	96,222	121,000	(6,071)
B	Itau Unibanco Holding SA	Receive	1 Month LIBOR USD	6/01/2022	Term	41,110	1,100	992
B	Itausa-Investimentos Itau SA	Receive	1 Month LIBOR USD	6/01/2022	Term	6,637	2,300	669
B	JBS SA	Receive	1 Month LIBOR USD	6/01/2022	Term	131,360	53,200	(3,581)
B	Kakao Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	2,035	21	584
B	Kangwon Land, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	182,766	5,760	12,685
B	Kasikornbank PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	711,391	118,400	109,148
B	KCE Electronics PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	100,575	38,400	(3,392)
B	KEPCO Plant Service & Engineering Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	278,165	6,859	(42,371)
B	Kia Motors Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	674,628	20,972	(30,520)
B	Korea Electric Power Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	273,915	7,032	(33,349)
B	Korea Gas Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	105,082	2,505	(3,855)
B	Korea Zinc Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	429,291	988	9,662
B	Korean Air Lines Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	75,215	2,375	(7,320)
B	Kroton Educacional SA	Receive	1 Month LIBOR USD	6/01/2022	Term	99,163	19,900	11,809
B	Krung Thai Bank PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	128,689	233,300	8,388
B	KT&G Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	333,336	3,296	34,137
B	LG Chem Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	573,235	1,860	136,749
B	LG Chem Ltd. - Preference Shares	Receive	1 Month LIBOR USD	6/01/2022	Term	20,735	89	(432)
B	LG Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	345,464	5,080	77,017
B	LG Display Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	423,824	15,331	8,736
B	LG Electronics, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	629,349	9,941	188,649
B	LG Household & Health - Preference Shares	Receive	1 Month LIBOR USD	6/01/2022	Term	204,297	235	47,559
B	LG Household & Health Care	Receive	1 Month LIBOR USD	6/01/2022	Term	84,590	155	14,891
B	LG Innotek Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	231,016	1,562	(1,423)
B	LG Uplus Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	600,058	43,066	(55,878)
B	Lite-On Technology Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	439,272	285,000	(83,041)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Lojas Renner SA	Receive	1 Month LIBOR USD	6/01/2022	Term	$69,726	7,300	$5,699
B	Lotte Chemical Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	368,379	1,067	(19,501)
B	Lotte Confectionery Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	47,617	241	(14,796)
B	Lotte Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	177,906	3,429	14,799
B	Lotte Shopping Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	349,856	1,554	(52,051)
B	M Dias Branco SA	Receive	1 Month LIBOR USD	6/01/2022	Term	173,126	10,900	(17,944)
B	Mediatek, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	108,717	12,000	21,009
B	Medy-Tox, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	2,210	4	(511)
B	Mega Financial Holding Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	742,450	915,000	(15,461)
B	Merida Industry Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	143,061	32,000	(11,526)
B	Micro-Star International Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	380,143	153,000	1,715
B	Nan Ya Plastics Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	516,193	207,000	2,508
B	Natura Cosmeticos SA	Receive	1 Month LIBOR USD	6/01/2022	Term	339,980	42,300	34,902
B	Naver Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	111,191	150	(1,716)
B	Ncsoft Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	42,828	131	9,410
B	NH Investment & Securities Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	31,157	2,521	145
B	Nien Made Enterprise Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	92,757	8,000	(18,957)
B	Novatek Microelectronics Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	366,085	99,000	9,686
B	OCI Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	39,541	503	16,339
B	Odontoprev S.A.	Receive	1 Month LIBOR USD	6/01/2022	Term	106,814	26,100	15,770
B	Orion Corp./Republic of Korea	Receive	1 Month LIBOR USD	6/01/2022	Term	96,592	1,245	33,842
B	Ottogi Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	302,631	437	14,280
B	Pegatron Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	707,223	226,000	(184,341)
B	Petroleo Brasileiro SA	Receive	1 Month LIBOR USD	6/01/2022	Term	364,704	84,400	44,525
B	Porto Seguro SA	Receive	1 Month LIBOR USD	6/01/2022	Term	494,586	46,400	19,863
B	POSCO	Receive	1 Month LIBOR USD	6/01/2022	Term	608,150	2,089	33,146
B	Posco Daewoo Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	95,843	4,755	(15,395)
B	Pou Chen	Receive	1 Month LIBOR USD	6/01/2022	Term	294,994	220,000	(32,861)
B	President Chain Store Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	624,172	72,000	60,859
B	PTT Exploration & Production PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	218,038	83,800	16,069
B	PTT Global Chemical PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	391,373	176,100	42,455
B	PTT PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	935,781	78,900	69,926
B	Qualicorp SA	Receive	1 Month LIBOR USD	6/01/2022	Term	188,519	17,900	(19,930)
B	Quanta Computer, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	601,284	254,000	(84,021)
B	Raia Drogasil SA	Receive	1 Month LIBOR USD	6/01/2022	Term	65,919	3,000	14,432
B	Realtek Semiconductor Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	349,650	94,000	7,707
B	Robinson PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	130,872	81,000	52,092
B	S-1 Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	413,278	4,953	39,213
B	Samsung C&T Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	91,933	779	1,969
B	Samsung Electronics Co. - Preference Shares	Receive	1 Month LIBOR USD	6/01/2022	Term	62,631	36	515,519
B	Samsung Electronics Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	5,303,533	2,503	6,450
B	Samsung Fire & Marine Insurance	Receive	1 Month LIBOR USD	6/01/2022	Term	458,372	1,795	(32,454)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Samsung Life Insurance Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	$337,152	3,123	$28,142
B	Samsung SDS Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	688,004	4,394	66,671
B	Shinhan Financial Group Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	26,470	560	(1,756)
B	Siam Cement PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	579,585	38,800	(14,523)
B	Siam Commercial Bank PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	280,236	62,800	14,412
B	Siliconware Precision Industries	Receive	1 Month LIBOR USD	6/01/2022	Term	129,895	82,000	6,196
B	Sinopac Financial Holdings	Receive	1 Month LIBOR USD	6/01/2022	Term	270,268	892,170	13,731
B	SK Holdings Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	281,690	1,172	30,983
B	SK Hynix, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	886,242	14,989	166,456
B	SK Innovation Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	659,418	4,200	133,284
B	SK Telecom	Receive	1 Month LIBOR USD	6/01/2022	Term	725,299	3,035	6,283
B	S-Oil Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	7,960	81	877
B	Standard Foods Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	55,774	21,840	(546)
B	Suzano Papel e Celulose SA	Receive	1 Month LIBOR USD	6/01/2022	Term	25,027	1,800	2,069
B	Synnex Technology International Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	354,226	318,000	82,367
B	Taiwan Cement	Receive	1 Month LIBOR USD	6/01/2022	Term	131,171	115,000	(3,173)
B	Taiwan Fertilizer Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	2,737	2,000	(92)
B	Taiwan Mobile Co., Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	220,021	62,000	822
B	Taiwan Semiconductor Manufacturing	Receive	1 Month LIBOR USD	6/01/2022	Term	56,562	8,000	3,311
B	Teco Electric & Machinery	Receive	1 Month LIBOR USD	6/01/2022	Term	348,858	375,000	16,561
B	Thai Oil PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	341,330	124,400	16,107
B	Tim Participacoes SA	Receive	1 Month LIBOR USD	6/01/2022	Term	244,186	71,600	14,007
B	TMB Bank PCL	Receive	1 Month LIBOR USD	6/01/2022	Term	31,287	439,500	6,237
B	Transcend Information, Inc.	Receive	1 Month LIBOR USD	6/01/2022	Term	326,515	110,000	(21,597)
B	Ultrapar Participacoes SA	Receive	1 Month LIBOR USD	6/01/2022	Term	332,717	14,300	(24,336)
B	Uni-President Enterprises Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	549,230	279,000	47,216
B	Vale SA	Receive	1 Month LIBOR USD	6/01/2022	Term	431,170	42,673	32,520
B	Weg SA	Receive	1 Month LIBOR USD	6/01/2022	Term	88,847	14,800	14,341
B	Wistron Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	416,426	442,484	(71,274)
B	WPG Holdings Ltd.	Receive	1 Month LIBOR USD	6/01/2022	Term	275,960	211,000	11,177
B	Yuhan Corp.	Receive	1 Month LIBOR USD	6/01/2022	Term	206,984	992	(7,754)
B	Yulon Motor Co.	Receive	1 Month LIBOR USD	6/01/2022	Term	84,171	98,000	(6,434)
B	Zhen Ding Technology Holding	Receive	1 Month LIBOR USD	6/01/2022	Term	95,237	41,000	4,452

						$55,919,253		$1,433,512

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Schedule of Investments	as of November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

Swaps on Futures

COUNTERPARTY (b)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	RTS Index Future - September 2017 Expiration	Receive	N/A	12/21/2017	Term	4,338,059	1,949	54,208

						$60,257,312		$1,487,720

(a)	Foreign issue total return swap.
(b)	See Note 2.
(c)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
A	01/03/2018	Brazilian Real	443,547	U.S. Dollars	130,000	$4,980
B	01/08/2018	Brazilian Real	343	U.S. Dollars	100	4
A	12/04/2017	Indian Rupee	387,198,000	U.S. Dollars	6,005,925	(3,919)
A	01/03/2018	Indian Rupee	11,502,966	U.S. Dollars	174,000	3,706
A	01/17/2018	Indian Rupee	23,007,950	U.S. Dollars	350,000	4,905
A	01/29/2018	Indian Rupee	258,636,000	U.S. Dollars	3,946,834	37,546
A	02/15/2018	Indian Rupee	452,403,000	U.S. Dollars	6,895,562	60,658
A	12/04/2017	U.S. Dollars	5,988,041	Indian Rupee	387,198,000	(13,965)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$93,915

(a)	See Note 2.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Assets and Liabilities	November 30, 2017 (Unaudited)

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO
ASSETS:
Investments, at fair value(1)	$864,855,380	$570,912,685
Unrealized appreciation of swap contracts	537,048	—
Dividends and interest receivable	1,192,511	567,376
Receivable for fund shares sold	1,800,886	838,635
Securities lending income receivable	10,909	59,468
Receivable from Adviser	—	6,357
Cash	1,260,000	—
Collateral held at broker for futures	72,715	25,107
Deferred offering expenses (See Note 6)	14,588	10,857
Other assets	17,815	10,531
Total assets	869,761,852	572,431,016
LIABILITIES:
Unrealized depreciation of swap contracts	2,505,060	—
Payable to Adviser	11,574	—
Payable for fund shares redeemed	49,975	84,276
Accrued distribution fees	67,001	42,134
Payable for securities on loan	19,000,431	39,868,086
Other accrued expenses	105,283	89,193
Total liabilities	21,739,324	40,083,689
Total net assets	$848,022,528	$532,347,327

NET ASSETS CONSIST OF:
Capital stock	$755,400,658	$479,660,868
Accumulated net investment income	7,178,794	4,169,311
Accumulated net realized gain (loss)	(164,005)	868,380
Unrealized appreciation (depreciation) on:
Investments	87,505,725	47,623,682
Futures contracts	69,368	25,086
Swap contracts	(1,968,012)	—
Total net assets	$848,022,528	$532,347,327

Net Assets	$848,022,528	$532,347,327
Shares outstanding	75,331,716	48,541,740
Net asset value, offering and redemption price per share	$11.26	$10.97

(1) Cost of Investments	$777,349,655	$523,289,003

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Assets and Liabilities	November 30, 2017 (Unaudited)

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
ASSETS:
Investments, at fair value(1)	$501,780,567	$174,151,124
Unrealized appreciation on swap contracts	5,720,343	2,652,615
Dividends and interest receivable	1,047,026	296,443
Receivable for fund shares sold	1,640,379	408,133
Receivable from Adviser	51,704	88,824
Cash	12,690,000	2,780,914
Collateral held at broker for futures	3,201,123	946,002
Foreign currencies, at value(2)	6,559,612	10,221,850
Foreign currency collateral held at broker for futures, at value(3)	—	184,613
Foreign currency collateral held at broker for swaps, at value(4)	—	59,584
Spot trade receivable	4,951,220	—
Deferred offering expenses (See Note 6)	14,165	14,256
Other assets	22,997	18,558
Total assets	537,679,136	191,822,916
LIABILITIES:
Unrealized depreciation on swap contracts	3,260,252	1,143,176
Spot trade payable	5,000,000	—
Due to broker	1,197,488	337,866
Payable for investment securities purchased	4,762,569	1,973,129
Payable for fund shares redeemed	623,132	73,842
Accrued distribution fees	42,320	14,793
Other accrued expenses	149,882	139,406
Total liabilities	15,035,643	3,682,212
Total net assets	$522,643,493	$188,140,704

NET ASSETS CONSIST OF:
Capital stock	$481,434,489	$170,663,316
Accumulated net investment income	5,266,004	1,197,370
Accumulated net realized gain	5,467,893	3,018,279
Unrealized appreciation on:
Investments	22,762,362	9,523,385
Foreign currency translation	4,787,343	2,104,837
Futures contracts	581,786	195,745
Swap contracts	2,343,616	1,437,772
Total net assets	$522,643,493	$188,140,704

Net Assets	$522,643,493	$188,140,704
Shares outstanding	46,846,318	16,430,383
Net asset value, offering and redemption price per share	$11.16	$11.45

(1) Cost of Investments	$474,279,917	$162,824,831
(2) Cost of foreign currencies	6,616,033	10,004,744
(3) Cost of foreign currencies	—	179,129
(4) Cost of foreign currencies	—	57,886

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Assets and Liabilities	November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO
ASSETS:
Investments, at fair value(1)	$228,950,603
Unrealized appreciation on forward currency contracts	111,799
Unrealized appreciation on swap contracts	3,493,072
Dividends and interest receivable	72,970
Receivable for fund shares sold	143,050
Receivable from Adviser	2,627
Cash	1,447,074
Foreign currencies, at value(2)	1,808,185
Foreign currency collateral held at broker for futures, at value(3)	157,429
Foreign currency collateral held at broker for swaps, at value(4)	371,680
Deferred offering expenses (See Note 6)	19,028
Collateral held at broker for futures	2,731,745
Other assets	50,980
Total assets	239,360,242
LIABILITIES:
Unrealized depreciation on swap contracts	2,005,352
Unrealized depreciation on forward currency contracts	17,884
Due to broker	2,891,683
Payable for fund shares redeemed	3,278
Accrued distribution fees	19,366
Other accrued expenses	89,178
Total liabilities	5,026,741
Total net assets	$234,333,501

NET ASSETS CONSIST OF:
Capital stock	$216,468,952
Accumulated net investment income	1,176,222
Accumulated net realized gain	11,394,192
Unrealized appreciation (depreciation) on:
Investments	2,125,127
Foreign currency translation	763,407
Forward foreign currency contracts	93,915
Futures contracts	1,891,605
Swap contracts	420,081
Total net assets	$234,333,501

Net Assets	$234,333,501
Shares outstanding	21,260,438
Net asset value, offering and redemption price per share	$11.02

(1) Cost of Investments	$227,112,877
(2) Cost of foreign currencies	1,821,838
(3) Cost of foreign currencies	159,578
(4) Cost of foreign currencies	371,680

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Operations	For the Period Ended November 30, 2017 (Unaudited)

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO
INVESTMENT INCOME:
Dividend income	$5,581,441	$2,948,139
Interest income	367,068	451,875
Securities lending income	10,908	160,037
Total investment income	5,959,417	3,560,051
EXPENSES:
Advisory fees (See Note 4)	1,125,054	1,207,963
Distribution (12b-1) fees	375,018	241,593
Fund accounting and administration fees	101,414	109,375
Federal and state registration fees	50,122	34,273
Transfer agency fees and expenses	26,877	22,686
Offering costs	26,321	22,135
Chief Compliance Officer compensation	23,939	23,939
Audit and tax related fees	22,695	22,695
Custody fees	18,751	12,080
Legal fees	12,078	12,078
Other expenses	25,590	28,739
Total expenses before Adviser waiver or reimbursement	1,807,859	1,737,556
Expenses waived or reimbursed by Adviser (See Note 4)	(1,626,769)	(1,621,997)
Total net expenses	181,090	115,559
Net investment income	5,778,327	3,444,492
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,882,619)	(3,085,944)
Futures contracts	2,318,683	3,249,013
Net change in unrealized appreciation (depreciation) on:
Investments	79,552,990	50,806,111
Futures contracts	84,945	67,713
Swap contracts	(1,968,012)	—
Net realized and unrealized gain	77,105,987	51,036,893
Net increase in net assets resulting from operations	$82,884,314	$54,481,385

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Operations	For the Period Ended November 30, 2017 (Unaudited)

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
INVESTMENT INCOME:
Dividend income	$2,859,821	$819,780
Interest income	380,159	142,176
Total investment income	3,239,980	961,956
EXPENSES:
Advisory fees (See Note 4)	1,040,981	437,324
Distribution (12b-1) fees	231,329	79,513
Custody fees	199,737	175,168
Fund accounting and administration fees	127,886	149,728
Federal and state registration fees	30,638	21,282
Transfer agency fees and expenses	28,382	16,006
Chief Compliance Officer compensation	23,939	23,939
Audit and tax related fees	22,695	22,695
Offering costs	20,767	20,676
Legal fees	12,078	12,078
Other expenses	27,869	32,107
Total expenses before Adviser waiver or reimbursement	1,766,301	990,516
Expenses waived or reimbursed by Adviser (See Note 4)	(1,614,557)	(937,968)
Total net expenses	151,744	52,548
Net investment income	3,088,236	909,408
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(38,504)	226,114
Foreign currency translation	2,678,686	804,704
Futures contracts	2,307,787	1,616,459
Swap contracts	(255,675)	(306,671)
Net change in unrealized appreciation on:
Investments	22,938,888	9,691,122
Foreign currency translation	3,631,938	1,293,480
Futures contracts	378,706	177,972
Swap contracts	2,441,378	1,384,597
Net realized and unrealized gain	34,083,204	14,887,777
Net increase in net assets resulting from operations	$37,171,440	$15,797,185

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Operations	For the Period Ended November 30, 2017 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO(1)
INVESTMENT INCOME:
Dividend income	$458,006
Interest income	786,763
Total investment income	1,244,769
EXPENSES:
Advisory fees (See Note 4)	599,064
Fund accounting and administration fees	103,166
Distribution (12b-1) fees	99,844
Chief Compliance Officer compensation	23,939
Audit and tax related fees	22,786
Offering costs	20,953
Transfer agency fees and expenses	20,875
Federal and state registration fees	15,453
Legal fees	12,078
Custody fees	8,400
Other expenses	24,975
Total expenses before Adviser waiver or reimbursement	951,533
Expenses waived or reimbursed by Adviser (See Note 4)	(882,986)
Total net expenses	68,547
Net investment income	1,176,222
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(421,464)
Foreign currency translation	3,290
Forward currency contracts	(23,747)
Futures contracts	11,470,959
Swap contracts	365,154
Net change in unrealized appreciation (depreciation) on:
Investments	2,125,127
Foreign currency translation	763,407
Forward currency contracts	93,915
Futures contracts	1,891,605
Swap contracts	420,081
Net realized and unrealized gain	16,688,327
Net increase in net assets resulting from operations	$17,864,549

(1)	The Portfolio commenced operations on June 1, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Changes in Net Assets

	ELEMENTS U.S. PORTFOLIO		ELEMENTS U.S. SMALL CAP PORTFOLIO
	PERIOD ENDED NOVEMBER 30, 2017 (UNAUDITED)	PERIOD ENDED MAY 31, 2017(1)	PERIOD ENDED NOVEMBER 30, 2017 (UNAUDITED)	PERIOD ENDED MAY 31, 2017(1)
OPERATIONS:
Net investment income	$5,778,327	$1,400,467	$3,444,492	$724,819
Net realized gain (loss) on:
Investments	(2,882,619)	77,593	(3,085,944)	227,496
Futures contracts	2,318,683	322,338	3,249,013	477,815
Net change in unrealized appreciation (depreciation) on:
Investments	79,552,990	7,952,735	50,806,111	(3,182,429)
Futures contracts	84,945	(15,577)	67,713	(42,627)
Swap contracts	(1,968,012)	–	–	–
Net increase (decrease) in net assets resulting from operations	82,884,314	9,737,556	54,481,385	(1,794,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,074,618	608,890,382	63,418,415	425,844,395
Cost of shares redeemed	(16,011,983)	(2,552,359)	(8,665,762)	(936,180)
Net increase in net assets from capital share transactions	149,062,635	606,338,023	54,752,653	424,908,215
Total increase in net assets	231,946,949	616,075,579	109,234,038	423,113,289

NET ASSETS:
Beginning of period	616,075,579	—	423,113,289	—
End of period	$848,022,528	$616,075,579	$532,347,327	$423,113,289

Accumulated net investment income	$7,178,794	$1,400,467	$4,169,311	$724,819

(1)	The Portfolio commenced operations on April 3, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Changes in Net Assets

	ELEMENTS INTERNATIONAL PORTFOLIO		ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
	PERIOD ENDED NOVEMBER 30, 2017 (UNAUDITED)	PERIOD ENDED MAY 31, 2017(1)	PERIOD ENDED NOVEMBER 30, 2017 (UNAUDITED)	PERIOD ENDED MAY 31, 2017(1)
OPERATIONS:
Net investment income	$3,088,236	$115,457	$909,408	$51,696
Net realized gain (loss) on:
Investments	(38,504)	—	226,114	—
Foreign currency translation	2,678,686	2,062,311	804,704	236,266
Futures contracts	2,307,787	775,599	1,616,459	677,673
Swap contracts	(255,675)	—	(306,671)	—
Net change in unrealized appreciation (depreciation) on:
Investments	22,938,888	(176,526)	9,691,122	(167,737)
Foreign currency translation	3,631,938	1,155,240	1,293,480	811,652
Futures contracts	378,706	203,080	177,972	17,773
Swap contracts	2,441,378	(97,597)	1,384,597	52,880
Net increase in net assets resulting from operations	37,171,440	4,037,564	15,797,185	1,680,203

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	127,150,545	373,924,019	44,522,907	135,785,017
Cost of shares redeemed	(16,040,741)	(3,599,334)	(3,443,748)	(6,200,860)
Net increase in net assets from capital share transactions	111,109,804	370,324,685	41,079,159	129,584,157
Total increase in net assets	148,281,244	374,362,249	56,876,344	131,264,360

NET ASSETS:
Beginning of period	374,362,249	—	131,264,360	—
End of period	$522,643,493	$374,362,249	$188,140,704	$131,264,360

Accumulated net investment income	$5,266,004	$2,177,768	$1,197,370	$287,962

(1)	The Portfolio commenced operations on May 1, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Statement of Changes in Net Assets

ELEMENTS EMERGING MARKETS PORTFOLIO
PERIOD ENDED NOVEMBER 30, 2017(1) (UNAUDITED)
OPERATIONS:
Net investment income	$1,176,222
Net realized gain (loss) on:
Investments	(421,464)
Foreign currency translation	3,290
Forward foreign currency contracts	(23,747)
Futures contracts	11,470,959
Swap contracts	365,154
Net change in unrealized appreciation (depreciation) on:
Investments	2,125,127
Foreign currency translation	763,407
Forward foreign currency contracts	93,915
Futures contracts	1,891,605
Swap contracts	420,081
Net increase in net assets resulting from operations	17,864,549

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	231,028,650
Cost of shares redeemed	(14,559,698)
Net increase in net assets from capital share transactions	216,468,952
Total increase in net assets	234,333,501

NET ASSETS:
Beginning of period	—
End of period	$234,333,501

Accumulated net investment income	$1,176,222

(1)	The Portfolio commenced operations on June 1, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Financial Highlights	November 30, 2017 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(4)	Net Realized and Unrealized Gains (Losses)	Total Income (Loss) from Investment Operations
Elements U.S. Portfolio
Period Ended November 30, 2017	$10.12	0.08	1.06	1.14
Period Ended May 31, 2017(1)	$10.00	0.03	0.09	0.12
Elements U.S. Small Cap Portfolio
Period Ended November 30, 2017	$9.81	0.07	1.09	1.16
Period Ended May 31, 2017(1)	$10.00	0.02	(0.21)	(0.19)
Elements International Portfolio
Period Ended November 30, 2017	$10.29	0.07	0.80	0.87
Period Ended May 31, 2017(2)	$10.00	0.01	0.28	0.29
Elements International Small Cap Portfolio
Period Ended November 30, 2017	$10.36	0.06	1.03	1.09
Period Ended May 31, 2017(2)	$10.00	0.01	0.35	0.36
Elements Emerging Markets Portfolio
Period Ended November, 2017(3)	$10.00	0.06	0.96	1.02
(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.
(4)	Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.
(5)	Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers of all of the Portfolio’s investment management fees and partial reimbursement of expenses by Stone Ridge. Voluntary fee waiver and expense reimbursement may be discontinued in part or in whole at any time. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(6)	Not annualized.
(7)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Financial Highlights	November 30, 2017 (Unaudited)

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	—	—	$11.26	11.26	%(6)	$848,023	0.48	%(7)	0.05	%(7)	1.11	%(7)	1.54	%(7)	8.88	%(6)
—	—	—	$10.12	1.20	%(6)	$616,076	0.66	%(7)	0.00	%(7)	1.16	%(7)	1.82	%(7)	0.40	%(6)

—	—	—	$10.97	11.82	%(6)	$532,347	0.73	%(7)	0.05	%(7)	0.75	%(7)	1.43	%(7)	10.43	%(6)
—	—	—	$9.81	(1.90	)%(6)	$423,113	0.91	%(7)	0.00	%(7)	0.37	%(7)	1.28	%(7)	0.01	%(6)

—	—	—	$11.16	8.45	%(6)	$522,643	0.76	%(7)	0.07	%(7)	0.64	%(7)	1.33	%(7)	0.01	%(6)
—	—	—	$10.29	2.90	%(6)	$374,362	1.23	%(7)	0.00	%(7)	(0.59	)%(7)	0.64	%(7)	0.00	%(6)

—	—	—	$11.45	10.52	%(6)	$188,141	1.25	%(7)	0.07	%(7)	(0.04	)%(7)	1.14	%(7)	2.48	%(6)
—	—	—	$10.36	3.60	%(6)	$131,264	2.65	%(7)	0.00	%(7)	(1.60	)%(7)	1.05	%(7)	0.00	%(6)

—	—	—	$11.02	10.20	%(6)	$234,334	0.96	%(7)	0.07	%(7)	0.29	%(7)	1.18	%(7)	20.27	%(6)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Elements Portfolios.”

Each Portfolio is non-diversified. The Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio commenced operations on April 3, 2017. The Elements International Portfolio and the Elements International Small Cap Portfolio commenced operations on May 1, 2017. The Elements Emerging Markets Portfolio commenced operations on June 1, 2017. Each Portfolio offers one class of shares with no front-end or back-end sales charges and a 0.10% 12b-1 fee to investors. No Portfolio charges redemption fees. Each Portfolio has an unlimited number of authorized shares.

The investment objective of each Portfolio is to seek long-term capital appreciation. The Elements U.S. Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. companies. The Elements U.S. Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. small capitalization companies. The Elements International Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with developed markets. The Elements International Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of small capitalization companies associated with countries with developed markets. The Elements Emerging Markets Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with emerging or frontier markets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Elements Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Report Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of August 31, 2017, the Elements Portfolios have implemented the new rules, forms and amendments.

(a) Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio. Information that becomes known to a Portfolios or its agents after the net asset value (“NAV”) has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Elements Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Elements Portfolios can access at the measurement date;

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Elements Portfolios’ investments as of November 30, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$805,334,751	$—	$—	$805,334,751
Real Estate Investment Trusts	3,576,363	—	—	3,576,363
Money Market Funds	36,943,835	—	—	36,943,835
Investments Purchased with the Cash Proceeds from Securities Lending	19,000,431	—	—	19,000,431

Total Assets	$864,855,380	$—	$—	$864,855,380
Other Financial Instruments*
Unrealized appreciation on futures contracts	$69,368	$—	$—	$69,368
Unrealized appreciation on swap contracts	—	537,048	—	537,048
Unrealized depreciation on swap contracts	—	(2,505,060)	—	(2,505,060)

Total	$69,368	$(1,968,012)	$—	$(1,898,644)

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$467,978,658	$—	$—	$467,978,658
Preferred Stocks	89,713	—	—	89,713
Real Estate Investment Trusts	8,313,033	—	—	8,313,033
Rights	16,844	—	—	16,844
Money Market Funds	54,646,351	—	—	54,646,351
Investments Purchased with the Cash Proceeds from Securities Lending	39,868,086	—	—	39,868,086

Total Assets	$570,912,685	$—	$—	$570,912,685
Other Financial Instruments*
Unrealized appreciation on futures contracts	$25,086	$—	$—	$25,086

Total	$25,086	$—	$—	$25,086

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements International Portfolio(1)
Assets
Common Stocks	$359,633,229	$—	$—	$359,633,229
Preferred Stocks	806,077	—	—	806,077
Money Market Funds	111,351,508	—	—	111,351,508
U.S. Treasury Bills	—	29,989,753	—	29,989,753

Total Assets	$471,790,814	$29,989,753	$—	$501,780,567
Other Financial Instruments*
Unrealized appreciation on futures contracts	$581,786	$—	$—	$581,786
Unrealized appreciation on swap contracts	—	5,720,343	—	5,720,343
Unrealized depreciation on swap contracts	—	(3,260,252)	—	(3,260,252)

Total	$581,786	$2,460,091	$—	$3,041,877

Elements International Small Cap Portfolio
Assets
Common Stocks	$127,761,307	$—	$—	$127,761,307
Preferred Stocks	173,729	—	—	173,729
Real Estate Investment Trusts	26,325	—	—	26,325
Rights	3,147	—	282	3,429
Money Market Funds	36,188,051	—	—	36,188,051
U.S. Treasury Bills	—	9,998,283	—	9,998,283

Total Assets	$164,152,559	$9,998,283	$282	$174,151,124
Other Financial Instruments*
Unrealized appreciation on futures contracts	$306,686	$—	$—	$306,686
Unrealized depreciation on futures contracts	(110,941)	—	—	(110,941)
Unrealized appreciation on swap contracts	—	2,652,615	—	2,652,615
Unrealized depreciation on swap contracts	—	(1,143,176)	—	(1,143,176)

Total	$195,745	$1,509,439	$—	$1,705,184

Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$42,579,000	$—	$—	$42,579,000
Money Market Funds	131,397,221	—	—	131,397,221
U.S. Treasury Bills	—	54,974,382	—	54,974,382

Total Assets	$173,976,221	$54,974,382	$—	$228,950,603
Other Financial Instruments*
Unrealized appreciation on futures contracts	$2,102,790	$—	$—	$2,102,790
Unrealized depreciation on futures contracts	(211,185)	—	—	(211,185)
Unrealized appreciation on swap contracts	—	3,493,072	—	3,493,072
Unrealized depreciation on swap contracts	—	(2,005,352)	—	(2,005,352)
Unrealized appreciation on forward currency contracts	—	111,799	—	111,799
Unrealized depreciation on forward currency contracts	—	(17,884)	—	(17,884)

Total	$1,891,605	$1,581,635	$—	$3,473,240

*	Other financial instruments are derivatives, such as futures contracts, swap contracts and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Elements Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended November 30, 2017, the Elements Portfolios did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended November 30, 2017:

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
RIGHTS
Beginning Balance—June 1, 2017	$—
Acquisitions	305
Dispositions	—
Realized gains	—
Return of capital	—
Change in unrealized depreciation	(23)
Transfers in/(out) of Level 3	—
Ending Balance—November 30, 2017	$282

As of November 30, 2017, the change in unrealized appreciation (depreciation) on positions still held in the Elements International Small Cap Portfolio was $(23) for Rights.

Derivative Transactions — All of the Elements Portfolios engaged in futures transactions while the Elements U.S. Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio engaged in swaps transactions and the Elements Emerging Markets Portfolio engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended November 30, 2017.

Futures Contracts — All of the Elements Portfolios may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Elements Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts during the period ended November 30, 2017, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long futures contracts
Equity index contracts	$42,189,768	$38,938,931	$55,421,899	$32,832,919	$127,543,017
Total long futures contracts	$42,189,768	$38,938,931	$55,421,899	$32,832,919	$127,543,017

Total Return Swaps — All of the Elements Portfolios may enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Elements U.S. Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio use swaps for speculative purposes based on performance of the underlying reference instrument.

The average notional amount of long total return swaps held during the period ended November 30, 2017, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Swaps
Equity contracts	$14,460,440	$78,329,981	$19,640,950	$44,233,420
Total swaps	$14,460,440	$78,329,981	$19,640,950	$44,233,420

Forward Currency Contracts — All of the Elements Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the period ended November 30, 2017, were as follows:

ELEMENTS EMERGING MARKETS PORTFOLIO
Forwards
Long foreign exchange contracts	$12,127,638
Short foreign exchange contracts	2,326,060
Total forwards	$14,453,698

The tables below reflect the values of derivative assets and liabilities as reflected in Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$69,368
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	537,048

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	25,086

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements International Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	28,396
Foreign exchange contracts	Net assets—Unrealized appreciation*	553,390
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,720,343

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	306,686
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	2,652,615
Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$2,102,790
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	3,493,072
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	111,799

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	$2,505,060

Elements International Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	3,260,252

Elements International Small Cap Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	110,941
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	1,143,176

Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets—Unrealized depreciation*	211,185
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	2,005,352
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	17,884

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2017.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$2,318,683	$—	$—	$2,318,683

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Elements U.S. Small Cap Portfolio
Equity contracts	3,249,013	—	—	3,249,013
Elements International Portfolio
Equity contracts	2,307,787	(255,675)	—	2,052,112
Elements International Small Cap Portfolio
Equity contracts	1,616,459	(306,671)	—	1,309,788
Elements Emerging Markets Portfolio
Equity contracts	11,470,959	365,154	—	11,836,113
Foreign exchange contracts	—	—	(23,747)	(23,747)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$84,945	$(1,968,012)	$—	$(1,883,067)
Elements U.S. Small Cap Portfolio
Equity contracts	67,713	—	—	67,713
Elements International Portfolio
Equity contracts	(174,684)	2,441,378	—	2,266,694
Foreign exchange contracts	553,390	—	—	553,390
Elements International Small Cap Portfolio
Equity contracts	288,913	1,384,597	—	1,673,510
Foreign exchange contracts	(110,941)	—	—	(110,941)
Elements Emerging Markets Portfolio
Equity contracts	1,891,605	420,081	—	2,311,686
Foreign exchange contracts	—	—	93,915	93,915

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Elements Portfolios are each subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Elements Portfolios to individually close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$537,048	$—	$537,048	$(537,048)	$—	$—
	$537,048	$—	$537,048	$(537,048)	$—	$—
Elements International Portfolio
Total return swap contracts	$5,720,343	$—	$5,720,343	$(3,260,252)	$—	$2,460,091
	$5,720,343	$—	$5,720,343	$(3,260,252)	$—	$2,460,091
Elements International Small Cap Portfolio
Total return swap contracts	$2,652,615	$—	$2,652,615	$(1,143,176)	$—	$1,509,439
	$2,652,615	$—	$2,652,615	$(1,143,176)	$—	$1,509,439
Elements Emerging Markets Portfolio
Forward currency contracts	$111,799	$—	$111,799	$(17,884)	$—	$93,915
Total return swap contracts	3,493,072	—	3,493,072	(2,005,352)	—	1,487,720
	$3,604,871	$—	$3,604,871	$(2,023,236)	$—	$1,581,635

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$2,505,060	$—	$2,505,060	$(537,048)	$(1,260,000)	$708,012
	$2,505,060	$—	$2,505,060	$(537,048)	$(1,260,000)	$708,012
Elements International Portfolio
Total return swap contracts	$3,260,252	$—	$3,260,252	$(3,260,252)	$—	$—
	$3,260,252	$—	$3,260,252	$(3,260,252)	$—	$—
Elements International Small Cap Portfolio
Total return swap contracts	$1,143,176	$—	$1,143,176	$(1,143,176)	$—	$—
	$1,143,176	$—	$1,143,176	$(1,143,176)	$—	$—
Elements Emerging Markets Portfolio
Forward currency contracts	$17,884	$—	$17,884	$(17,884)	$—	$—
Total return swap contracts	2,005,352	—	2,005,352	(2,005,352)	—	—
	$2,023,236	$—	$2,023,236	$(2,023,236)	$—	$—

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Elements Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Elements Portfolios’ maximum exposure under these arrangements cannot be known; however, the Elements Portfolios expect any risk of loss to be remote.

(e) Federal Income Taxes The Elements Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Elements Portfolios will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Elements Portfolios intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Elements Portfolios each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Elements Portfolios’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Elements Portfolios isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency translation related items on the Elements Portfolios’ statement of operations.

The Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio invest primarily in foreign-issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Elements Portfolios invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Elements Portfolios are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Elements Portfolios may invest a portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

(j) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Elements Portfolios is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Elements Portfolios to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Elements Portfolios’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Counterparties The counterparties presented in the Schedules of Investments are as follows: A: Morgan Stanley Capital Services LLC, B: Goldman Sachs International.

(l) Securities Lending The Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio entered into securities lending arrangements with Securities Finance Trust Company (the “securities lending agent”). Under the terms of the agreement, the securities lending agent is authorized to loan securities on behalf of the Elements Portfolios to approved borrowers. In exchange, the Elements Portfolios receive collateral in the amount of 102% of the value of securities loaned for domestic securities and 105% of the value of securities loaned with respect to foreign securities and the loans are marked to market daily. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the borrower may fail to return the securities in a timely manner or at all. As a result, the Elements Portfolio may lose money and there may be a delay in recovering securities. In addition, the Elements Portfolios bear the risk of loss associated with the investment of collateral received. After predetermined rebates to borrowers, a percentage of the net securities lending revenue is credited to the Elements Portfolios. The securities lending agent is paid a fee for administering a securities lending program for the Elements Portfolios, equal to a predetermined percentage of such net securities lending revenues. Securities lending income is disclosed in the Elements Portfolios’ Statement of Operations.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Elements Portfolios intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income and capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share. Permanent differences for the period ended May 31, 2017 were primarily attributable to differences in the book and tax treatment of foreign currencies realized gains and losses.

For the period ended May 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Elements Portfolios’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Elements US Portfolio	—	—	—
Elements US Small Cap Portfolio	—	—	—
Elements International Portfolio	2,062,311	(2,062,311)	—
Elements International Small Cap Portfolio	236,266	(236,266)	—

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

As of May 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ELEMENTS US PORTFOLIO	ELEMENTS US SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
Tax cost of Investments	636,826,913	481,436,235	335,174,387	110,267,579
Unrealized Appreciation	22,049,090	14,818,449	6,430,599	2,310,908
Unrealized Depreciation	(14,131,217)	(18,000,880)	(6,092,875)	(1,918,569)
Net unrealized appreciation (depreciation)	7,917,873	(3,182,431)	337,724	392,339
Undistributed Ordinary Income	1,635,626	1,126,392	2,182,576	623,881
Undistributed Long-Term Capital Gains	184,057	261,113	977,301	398,075
Total distributable earnings	1,819,683	1,387,505	3,159,877	1,021,956
Post-October Capital Loss/Late Year Ordinary Loss Deferred	—	—	—	—
Other Temporary Differences	—	—	539,963	265,908
Total accumulated gain/(loss)	9,737,556	(1,794,926)	4,037,564	1,680,203

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily attributable to passive foreign investments and wash sales loss deferrals.

There are no capital loss carryovers for the period ended May 31, 2017.

Post-October capital losses represent losses realized on investments transactions from November 1, 2016 through May 31, 2017 that, in accordance with federal income tax regulations, a Portfolio may elect to defer and treat as arising in the following year. Late year ordinary losses represent ordinary and certain specified losses on investments transactions from January 1, 2017 through May 31, 2017 that, in accordance with federal income tax regulations, a Portfolio may elect to defer and treat as arising in the following year. The Elements Portfolios did not have post-October capital losses or late year ordinary losses for the period ended May 31, 2017.

There were no distributions during the period ended May 31, 2017.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the period ended May 31, 2017. The period ended May 31, 2017 is the only open tax year subject to examination. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Elements Portfolios’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Elements Portfolios.

As compensation for its services, the Adviser is paid by each of the Elements Portfolios a fee, computed daily and paid monthly in arrears, at the annual rate of 0.30% of the average daily net assets for the Elements U.S. Portfolio, 0.50% of the average daily net assets for the Elements U.S. Small Cap Portfolio, 0.45% of the average daily net assets for the Elements International Portfolio, 0.55% of the average daily net assets of the Elements International Small Cap Portfolio, and 0.60% of the average daily net assets of the Elements Emerging Markets Portfolio.

As of November 30, 2017, the amounts waived or reimbursed by the Adviser with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were $1,626,769, $1,621,997, $1,614,557, $937,968 and $882,986, respectively. The Adviser is not eligible to recover the previously waived or reimbursed expenses since the expenses were waived or reimbursed on a voluntary basis.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Elements Portfolios’ distributor. Prior to August 14, 2017, Quasar Distributors, LLC served as the Elements Portfolios’ distributor.

5. Distribution Plan

The Elements Portfolios pay Rule 12b-1 fees to compensate such financial intermediaries in connection with (i) personal and account maintenance services rendered to Portfolio shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Portfolio shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Portfolio at the maximum annual rate of 0.25% of such Portfolio’s average daily net assets. Each Portfolio currently pays a rate of 0.10% unless authorized by the Board to pay a higher rate (not to exceed 0.25%). These fees are paid out of each Portfolio’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. The offering costs incurred were $51,602 for the Elements U.S. Portfolio, $42,102 for the Elements U.S. Small Cap Portfolio, $39,439 for the Elements International Portfolio, $39,439 for the Elements International Small Cap Portfolio and $39,981 for the Elements Emerging Markets Portfolio.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

For the period ended November 30, 2017, aggregate purchases and sales of securities (excluding short-term securities) by the Elements Portfolios were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Purchases	$230,622,904	$85,856,339	$67,664,739	$30,830,951	$47,440,692
Sales	60,241,125	44,388,760	33,014	2,759,723	6,277,954
U.S. Government Security Purchases	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—

9. Capital Share Transactions

ELEMENTS U.S. PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2017	PERIOD ENDED MAY 31, 2017(1)
Shares sold	15,967,497	61,134,269
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1,516,956)	(253,094)
Net increase in shares	14,450,541	60,881,175
Shares outstanding:
Beginning of period	60,881,175	—
End of period	75,331,716	60,881,175

Elements Portfolios	Semi-Annual Report	November 30, 2017

Notes to Financial Statements	November 30, 2017 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2017	PERIOD ENDED MAY 31, 2017(1)
Shares sold	6,286,259	43,205,365
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(855,345)	(94,539)
Net increase in shares	5,430,914	43,110,826
Shares outstanding:
Beginning of period	43,110,826	—
End of period	48,541,740	43,110,826
ELEMENTS INTERNATIONAL PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2017	PERIOD ENDED MAY 31, 2017(2)
Shares sold	11,954,609	36,727,462
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1,481,585)	(354,168)
Net increase in shares	10,473,024	36,373,294
Shares outstanding:
Beginning of period	36,373,294	—
End of period	46,846,318	36,373,294

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2017	PERIOD ENDED MAY 31, 2017(2)
Shares sold	4,071,351	13,283,032
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(313,916)	(610,084)
Net increase in shares	3,757,435	12,672,948
Shares outstanding:
Beginning of period	12,672,948	—
End of period	16,430,383	12,672,948

ELEMENTS EMERGING MARKETS PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2017(3)
Shares sold	22,679,486
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(1,419,048)
Net increase in shares	21,260,438
Shares outstanding:
Beginning of period	—
End of period	21,260,438

(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.

10. Financing

Effective November 28, 2017, the funds within the Trust established an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line runs through November 1, 2018 and may be used for short term liquidity in connection with shareholder redemptions. The Line is secured by fund assets and has a maximum fund-level withdrawal capacity of the lesser of 33.33% of net market value of such fund’s collateral posted or $50,000,000 (the “Maximum Line”) in aggregate across the funds.

11. Subsequent Events Evaluation

In preparing these financial statements, the Elements Portfolios have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Expense Examples (Unaudited)

As a shareholder of the Elements Portfolios, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Portfolio expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Elements Portfolios’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each Portfolio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Elements Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Elements U.S. Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2017	ENDING ACCOUNT VALUE NOVEMBER 30, 2017	EXPENSES PAID DURING PERIOD* JUNE 1, 2017 – NOVEMBER 30, 2017
Actual	$1,000.00	$1,112.60	$0.26
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.82	$0.25

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period. Certain expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements U.S. Small Cap Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2017	ENDING ACCOUNT VALUE NOVEMBER 30, 2017	EXPENSES PAID DURING PERIOD* JUNE 1, 2017 – NOVEMBER 30, 2017
Actual	$1,000.00	$1,118.20	$0.27
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.82	$0.25

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period. Certain expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Expense Examples (Unaudited)

Elements International Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2017	ENDING ACCOUNT VALUE NOVEMBER 30, 2017	EXPENSES PAID DURING PERIOD* JUNE 1, 2017 – NOVEMBER 30, 2017
Actual	$1,000.00	$1,084.50	$0.37
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.72	$0.36

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period. Certain expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements International Small Cap Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2017	ENDING ACCOUNT VALUE NOVEMBER 30, 2017	EXPENSES PAID DURING PERIOD* JUNE 1, 2017 – NOVEMBER 30, 2017
Actual	$1,000.00	$1,105.20	$0.37
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.72	$0.36

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period. Certain expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements Emerging Markets Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2017	ENDING ACCOUNT VALUE NOVEMBER 30, 2017	EXPENSES PAID DURING PERIOD* JUNE 1, 2017 – NOVEMBER 30, 2017
Actual	$1,000.00	$1,102.00	$0.37
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.72	$0.36

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period. Certain expenses voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Additional Information (Unaudited)

1. Board Approval of Management Agreement

The 1940 Act requires that the Board of Trustees (the “Board”) of the Trust, including a majority of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the 1940 Act, approve any new investment management agreement for a registered investment company, such as the investment management agreement (the “Initial Agreement”) between the Adviser and the Trust, on behalf of the Portfolios, each a series of the Trust. At an in-person meeting held January 24, 2017, the Board, including all of the Independent Trustees, considered and approved the Initial Agreement for a two-year period. In its consideration of the Initial Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Initial Agreement. In determining whether to approve the Initial Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including management of each Portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology and personnel needed to implement each Portfolio’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered other services to be provided by the Adviser, including proxy voting, monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Portfolios. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who would provide significant advisory or other services to each Portfolio under the Initial Agreement and analyzed the Adviser’s ongoing ability to service the Portfolios through such personnel. Based on this and the related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported approval of the Initial Agreement.

The Board noted that the Portfolios had not yet commenced operations and that, therefore, there was no performance to consider at that time.

In considering the cost of services to be provided and the potential benefits to be realized by the Adviser from its relationship with each Portfolio, the Board considered the fees to be paid under the Initial Agreement and the projected expense ratio for each Portfolio, and considered the Adviser’s anticipated voluntary expense waivers/reimbursements. In considering the appropriateness of the advisory fees and expense ratios applicable to the Portfolios, the Board also compared this data against corresponding information for certain funds included in the Morningstar categories to which the Portfolios’ administrator believed the Portfolios would be assigned. The Board noted that the Investment Manager had requested that each Portfolio’s benchmark, asset size and share class be used as screening factors in identifying each Portfolio’s peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser would derive from the Initial Agreement. The Board also noted that the Adviser may receive reputational and other fallout benefits from its relationships with the Portfolios. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to each of the Portfolios were fair and reasonable and that the costs of the services to be provided by the Adviser and the related benefits to the Adviser in respect of its relationships with the Portfolios supported approval of the Initial Agreement.

After reviewing this and related information, the Board considered the extent to which economies of scale in the provision of services by the Adviser might be realized as the Portfolios grew. The Board, including the Independent Trustees, concluded that it would consider ways and the extent to which economies of scale might be shared between the Adviser and shareholders of the Portfolios after the Portfolios had been in operation for a period of time.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters, the Board, including the Independent Trustees, concluded that the Initial Agreement should be approved for a two-year period.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Additional Information (Unaudited)

2. Shareholder Notification of Federal Tax Status

Pursuant to Section 853 of the Internal Revenue Code, the following Elements Portfolios elect to pass-through shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes:

			PER SHARE
	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 5/31/2017
Elements International Portfolio	78,576	8,412	0.0021602663	0.000231269	36,373,294
Elements International Small Cap Portfolio	47,509	6,953	0.0037488515	0.000548649	12,672,948

3. Availability of Quarterly Portfolio Holdings Schedules

The Elements Portfolios are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Elements Portfolios’ Form N-Q is available without charge on the SEC’s website, www.sec.gov and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Elements Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website www.sec.gov. The Elements Portfolios are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Elements Portfolios	Semi-Annual Report	November 30, 2017

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway Street

Suite 1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Elements Portfolios P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.elementsfunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	2/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	2/6/2018

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	2/6/2018

*	Print the name and title of each signing officer under his or her signature.